UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio

Bond Portfolio

Conservative Prepared Portfolio

Enhanced Income Portfolio

GNMA Portfolio

Government Income Portfolio

Growth Prepared Portfolio

High Yield Bond Portfolio

Inflation Protected Bond Portfolio

Intermediate Government Bond Portfolio

Long Duration Bond Portfolio

Low Duration Bond Portfolio

Managed Income Portfolio

Moderate Prepared Portfolio

Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2009 (Unaudited)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities
AEP Texas Central Transition Funding LLC, Series 06-A, Class A4, Senior Secured Bonds,
5.17%, 1/01/18	USD	940	$963,611
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10		7,075	7,182,186
Amresco Independence Funding, Inc., Series 00-1A, Class A,
1.40%, 1/15/27(a)(b)		625	287,339
Bear Stearns Securities, Inc., Series 06-3, Class A1,
0.46%, 8/25/36(b)		1,740	1,537,192
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1,
0.36%, 1/25/31(b)		95	93,792
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
0.42%, 3/25/37(b)		981	677,972
Conseco Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27(b)		440	425,605
Countrywide Asset-Backed Certificates, Series 07-12, Class 2A1,
0.66%, 5/25/29(b)		4,326	3,695,358
Ford Credit Auto Owner Trust, Series 07-A, Class A4B,
0.37%, 6/15/12(b)		5,300	5,167,096
Ford Credit Auto Owner Trust, Series 09-A, Class A3B,
2.82%, 1/15/12(b)		18,730	19,123,295
GSAA Home Equity Trust, Series 04-8, Class A3A,
0.68%, 9/25/34(b)		241	132,097
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
1.25%, 1/15/24(a)(b)		266	213,178
The Money Store Small Business Loan Backed Certificates, Series 97-2, Class A,
1.05%, 2/15/29(b)		755	536,432
Nissan Auto Receivables Owner Trust, Series 09-1, Class A2,
3.92%, 4/15/11		6,710	6,794,498
Nissan Auto Receivables Owner Trust, Series 09-A, Class A2,
2.94%, 7/15/11		5,605	5,640,882
PECO Energy Transition Trust, Series 01-A, Class A1,
6.52%, 9/01/10		3,510	3,659,728
PMC Capital LP, Series 98-1, Class A,
2.25%, 4/01/21(a)(b)		1,005	602,913
Popular ABS Mortgage Pass-Through Trust, Series 06-D, Class A1,
0.37%, 11/25/36(b)		1,073	990,643
Structured Asset Securities Corp., Series 03-AL1, Class A,
3.36%, 4/25/31(a)		1,716	1,485,916
Student Loan Marketing Assoc. Student Loan Trust, Series 05-4, Class A2,
1.17%, 4/26/21(b)		2,375	2,331,056
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4,
1.84%, 1/25/28(b)		7,375	6,002,586
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(b)		8,030	7,868,605
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(b)		2,030	1,984,550
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.79%, 7/25/23(b)		5,470	5,484,955
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(a)		764	427,758

Total Asset Backed Securities — 8.7%			83,309,243

Capital Trusts
Banks — 0.4%
State Street Capital Trust III, Junior Subordinated Unsecured Bonds,
8.25%, 3/15/42(b)		4,175	3,526,790

Commercial Banks — 0.1%
Barclays Bank Plc (United Kingdom), Subordinated Unsecured Notes,
7.38%, 6/29/49(a)(b)(c)(d)		1,500	973,195

Diversified Financial Services — 0.7%
Credit Suisse Guernsey Ltd. (Switzerland), Junior Subordinated Unsecured Notes,
5.86%(b)(c)(d)(e)		4,450	2,892,500
General Electric Capital Corp., Subordinated Unsecured Debentures,
6.38%, 11/15/67(b)		2,125	1,417,845
JPMorgan Chase & Co., Junior Subordinated Unsecured Stock,
7.90%(b)(d)		3,000	2,625,300

			6,935,645

Insurance — 0.3%
CHUBB Corp., Junior Subordinated Unsecured Notes,
6.38%, 3/29/67(b)		950	760,000
The Progressive Corp., Junior Subordinated Unsecured Debentures,
6.70%, 6/15/37(b)		1,580	1,114,067

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the following list.	ARM	Adjustable Rate Mortgage	HEQ	Home Equity
	AUD	Australian Dollar	IO	Interest Only
	CAD	Canadian Dollar	JPY	Japanese Yen
	CMT	Constant Maturity Treasury Rate	LIBOR	London InterBank Offered Rate
	EUR	Euro	PO	Principal Only
	FGIC	Financial Guaranty Insurance Co.	PRIBOR	Prague InterBank Offered Rate
	FSA	Financial Security Assurance	RB	Revenue Bonds
	GBP	British Pound	TBA	To-Be-Announced
	GO	General Obligation	USD	United States Dollar

JUNE 30, 2009	1

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts
Insurance (concluded)
Travelers Cos., Inc., Junior Subordinated Unsecured Bonds,
6.25%, 3/15/37(b)	USD	1,000	$805,964

			2,680,031

Total Capital Trusts — 1.5%			14,115,661

Corporate Bonds
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(a)		680	675,844

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Senior Unsecured Notes,
3.88%, 4/01/14		6,400	6,599,552

Automobiles — 0.5%
Daimler Finance North America LLC, Senior Unsecured Notes,
4.88%, 6/15/10		2,000	2,001,580
6.50%, 11/15/13		475	482,855
Daimler Finance North America LLC, Unsecured Notes,
5.75%, 9/08/11		2,125	2,168,337

			4,652,772

Beverages — 0.2%
Bottling Group LLC, Senior Unsecured Notes,
6.95%, 3/15/14		1,450	1,653,841

Capital Markets — 2.7%
The Bank of New York Mellon Corp., Senior Unsecured Notes,
4.30%, 5/15/14		4,795	4,872,305
Eksportfinans A/S (Norway), Unsecured Notes,
5.50%, 5/25/16(c)		3,025	3,050,143
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13		5,075	5,179,520
Lehman Brothers Holdings, Inc., Subordinated Unsecured Notes,
6.75%, 12/28/17(f)		2,550	255
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11		350	366,649
1.40%, 1/09/12(b)(g)		10,025	9,036,605
5.55%, 4/27/17		505	470,093
6.25%, 8/28/17(g)		2,875	2,781,813

			25,757,383

Commercial Banks — 3.0%
Danske Bank A/S (Denmark), Senior Unsecured Notes,
2.50%, 5/10/12(a)(c)		4,195	4,211,360
Deutsche Bank AG (Germany), Senior Unsecured Notes,
5.38%, 10/12/12(c)		3,175	3,369,983
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(c)		8,825	9,005,196
Société Financement de l’Economie Francaise (France), Senior Unsecured Notes,
3.38%, 5/05/14(a)(c)		5,050	5,071,596
UBS AG (Switzerland), Senior Unsecured Notes,
5.88%, 12/20/17(c)		4,165	3,878,698
5.75%, 4/25/18(c)		3,800	3,460,797

			28,997,630

Commercial Services — 0.2%
The Board of Trustees of The Leland Stanford Junior University,
3.63%, 5/01/14		1,950	1,965,834

Consumer Finance — 0.4%
Student Loan Marketing Corp., Senior Unsecured Notes,
1.23%, 7/27/09(b)		1,400	1,394,037
1.74%, 1/31/14(b)		3,750	2,276,513

			3,670,550

Diversified Financial Services — 6.9%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17		2,400	2,182,089
5.75%, 12/01/17		495	440,762
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
5.50%, 8/15/11		1,725	1,807,098
6.95%, 8/10/12		3,460	3,760,515
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(c)		4,000	4,080,412
Citigroup Funding, Inc.,
2.13%, 7/12/12		4,420	4,420,610
Citigroup, Inc.,
2.13%, 4/30/12		8,410	8,446,920
Countrywide Financial Corp., Senior Unsecured Notes,
5.80%, 6/07/12		3,085	3,104,223
Dexia Credit Local (France), Notes,
2.38%, 9/23/11(a)(c)		3,375	3,378,663
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(c)		980	1,037,273
General Electric Capital Corp., Senior Unsecured Notes,
4.88%, 10/21/10		4,120	4,235,109
5.00%, 12/01/10		8,200	8,440,752
5.00%, 11/15/11		1,030	1,060,507
2.13%, 12/21/12		3,455	3,431,226
JPMorgan Chase & Co., Subordinated Unsecured Notes,
6.25%, 2/15/11		1,500	1,516,044
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17		3,575	3,482,211
JPMorgan Chase Bank N.A., Subordinated Unsecured Notes,
6.00%, 10/01/17		930	905,204
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(a)(c)		5,600	5,620,776
TIAA Global Markets, Inc., Notes,
5.13%, 10/10/12(a)		3,775	3,948,118

			65,298,512

Diversified Telecommunication Services — 3.9%
AT&T, Inc., Senior Unsecured Notes,
5.88%, 2/01/12		130	138,767
4.95%, 1/15/13		3,525	3,666,021

2	JUNE 30, 2009

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
SingTel Optus Finance Ltd. (Australia), Senior Unsecured Notes,
8.00%, 6/22/10(a)(c)	USD	1,425	$1,452,034
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11		635	627,856
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
6.20%, 7/18/11(c)		3,875	4,011,388
5.25%, 11/15/13(c)		3,540	3,471,282
5.25%, 10/01/15(c)		600	579,202
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(c)		3,500	3,685,199
5.86%, 2/04/13(c)		1,875	1,976,509
6.42%, 6/20/16(c)		2,200	2,352,264
Telefonica Europe BV (Netherlands), Unsecured Notes,
7.75%, 9/15/10(c)		510	537,987
TELUS Corp. (Canada), Senior Unsecured Notes,
8.00%, 6/01/11(c)		2,560	2,747,571
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18(g)		3,850	4,560,244
6.35%, 4/01/19		2,250	2,340,655
Verizon New Jersey, Inc., Senior Unsecured Bonds,
5.88%, 1/17/12		5,015	5,257,074

			37,404,053

Electric Utilities — 3.3%
Carolina Power & Light Co., Secured Mortgage Bonds,
5.30%, 1/15/19		2,425	2,531,683
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09		455	460,766
Duke Energy Carolinas LLC, Secured Mortgage Bonds,
5.25%, 1/15/18		925	965,602
EDP Finance BV (Netherlands), Senior Unsecured Notes,
5.38%, 11/02/12(a)(c)		10,200	10,689,253
NiSource Finance Corp., Senior Unsecured Notes,
1.23%, 11/23/09(b)		2,450	2,430,545
7.88%, 11/15/10		2,400	2,479,730
PacifiCorp, Secured Mortgage Bonds,
5.50%, 1/15/19		3,550	3,754,551
PECO Energy Co., Secured Mortgage Bonds,
5.95%, 11/01/11		1,900	2,045,808
Progress Energy, Inc., Senior Unsecured Notes,
7.10%, 3/01/11		3,739	3,976,636
Scottish Power Ltd. (United Kingdom), Senior Unsecured Notes,
4.91%, 3/15/10(c)		2,300	2,342,145

			31,676,719

Energy Equipment & Services — 0.7%
Enterprise Products Operating LLC, Senior Unsecured Notes,
4.95%, 6/01/10		4,955	5,028,151
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10(g)		1,850	1,934,887

			6,963,038

Food & Staples Retailing — 0.5%
CVS Caremark Corp., Senior Unsecured Notes,
0.97%, 6/01/10(b)		4,500	4,468,090

Food Products — 0.7%
Kraft Foods, Inc., Senior Unsecured Notes,
6.00%, 2/11/13		1,280	1,363,655
6.50%, 8/11/17		5,025	5,292,471

			6,656,126

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., Senior Unsecured Notes,
5.25%, 3/15/11		2,600	2,683,294
WellPoint, Inc., Senior Unsecured Notes,
5.00%, 1/15/11		1,925	1,973,689

			4,656,983

Insurance — 2.9%
Hartford Life Global Funding Trusts, Senior Secured Notes,
0.81%, 6/16/14(b)		5,100	3,189,484
MetLife, Inc., Unsecured Notes,
7.72%, 2/15/19		2,725	2,914,761
Metropolitan Life Global Funding I, Notes,
5.13%, 6/10/14(a)		3,625	3,596,790
Metropolitan Life Global Funding I, Senior Secured Notes,
5.13%, 4/10/13(a)		2,325	2,364,704
Monumental Global Funding Ltd. (Cayman Islands), Senior Secured Notes,
0.50%, 6/16/10(a)(b)(c)		4,940	4,718,009
New York Life Global Funding, Senior Unsecured Notes,
5.25%, 10/16/12(a)		4,650	4,918,168
Pricoa Global Funding I, Senior Secured Notes,
5.40%, 10/18/12(a)		3,800	3,686,646
Prudential Financial, Inc., Senior Unsecured Notes,
5.80%, 6/15/12		2,175	2,182,441

			27,571,003

Investment Companies — 0.1%
Xstrata Finance Ltd. (Canada), Unsecured Bonds,
5.80%, 11/15/16(a)(c)		1,025	918,561

Media — 2.6%
Comcast Cable Communications Holdings, Inc., Senior Unsecured Notes,
8.38%, 3/15/13		1,235	1,407,900
Comcast Cable Holdings LLC, Senior Unsecured Debentures,
7.88%, 8/01/13		735	836,259
Comcast Corp., Senior Unsecured Notes,
5.45%, 11/15/10		4,000	4,159,172
5.90%, 3/15/16		1,250	1,293,030
Cox Communications, Inc., Senior Unsecured Bonds,
8.38%, 3/01/39(a)		1,975	2,202,092
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10		3,695	3,846,480
7.13%, 10/01/12		900	967,460

JUNE 30, 2009	3

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
News America Holdings, Inc., Senior Unsecured Debentures,
9.50%, 7/15/24	USD	550	$594,401
8.50%, 2/23/25		650	659,965
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
6.25%, 6/15/13(c)		2,575	2,730,486
TCI Communications, Inc., Senior Unsecured Debentures,
8.75%, 8/01/15		965	1,099,840
Time Warner Cable, Inc., Senior Unsecured Notes,
5.85%, 5/01/17		1,940	1,937,286
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11		1,110	1,161,694
6.88%, 5/01/12		1,665	1,781,126
Turner Broadcasting Corp., Senior Unsecured Notes,
8.38%, 7/01/13		300	324,287

			25,001,478

Oil, Gas & Consumable Fuels — 2.2%
Canadian Natural Resources Ltd. (Canada), Senior Unsecured Notes,
5.70%, 5/15/17(c)		810	819,080
Chevron Corp., Senior Unsecured Notes,
3.45%, 3/03/12		4,895	5,049,183
ConocoPhillips, Senior Unsecured Notes,
8.75%, 5/25/10		2,400	2,561,748
4.60%, 1/15/15		5,100	5,240,990
EnCana Corp. (Canada), Senior Unsecured Notes,
4.60%, 8/15/09(c)		175	175,607
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
4.00%, 3/21/14(c)		4,350	4,466,693
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17		2,700	2,841,180

			21,154,481

Pharmaceuticals — 2.4%
Abbott Laboratories, Senior Unsecured Notes,
5.60%, 5/15/11		1,250	1,335,491
5.13%, 4/01/19		1,430	1,472,371
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12		1,920	1,989,084
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		2,000	2,092,086
Merck & Co., Inc., Senior Unsecured Notes,
4.00%, 6/30/15		3,245	3,302,096
Pfizer, Inc., Senior Unsecured Notes,
5.35%, 3/15/15		6,315	6,786,099
Roche Holdings, Inc., Senior Unsecured Notes,
2.66%, 2/25/11(a)(b)		895	904,917
5.00%, 3/01/14(a)		3,975	4,157,472
Schering-Plough Corp., Senior Unsecured Notes,
5.55%, 12/01/13		795	853,952

			22,893,568

Road & Rail — 0.2%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
4.25%, 8/01/09(c)		2,075	2,079,401

Software — 0.6%
Oracle Corp., Senior Unsecured Notes,
5.00%, 1/15/11(g)		3,650	3,826,295
5.75%, 4/15/18		1,320	1,392,393

			5,218,688

Tobacco — 0.3%
Philip Morris International, Inc., Senior Unsecured Notes,
4.88%, 5/16/13		2,915	3,058,963

Wireless Telecommunication Services — 1.7%
Verizon Wireless Capital LLC, Notes,
3.75%, 5/20/11(a)		9,510	9,704,698
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(c)		1,845	1,907,380
4.15%, 6/10/14(c)		5,000	4,921,545
5.00%, 9/15/15(c)		110	110,451

			16,644,074

Total Corporate Bonds — 37.3%			355,637,144

Foreign Government Obligations
Germany — 0.0%
Bundesrepublik Deutschland,
4.00%, 1/04/37	EUR	135	182,170

Japan — 0.3%
Japan Finance Corp.,
2.00%, 6/24/11(c)	USD	2,730	2,734,936

Mexico — 0.1%
Mexico Government International Bond,
5.63%, 1/15/17(c)		330	333,630
7.50%, 4/08/33(c)		200	219,500

			553,130

United Kingdom — 0.2%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	1,405	2,256,719

Total Foreign Government Obligations — 0.6%			5,726,955

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.9%
Bear Stearns ALT-A Trust, Series 04-12, Class 1A1,
0.66%, 1/25/35(b)	USD	1,290	630,179
Bear Stearns ALT-A Trust, Series 04-13, Class A1,
0.68%, 11/25/34(b)		1,709	950,000
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
4.82%, 10/25/34(b)		1,522	1,062,693
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(b)		1,588	1,279,711
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		5,291	3,944,867
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.51%, 3/20/47(b)		2,402	947,369

4	JUNE 30, 2009

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 04-29, Class 1A1,
0.58%, 2/25/35(b)	USD	775	$472,396
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 2A1,
0.51%, 4/25/46(b)		1,013	431,024
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		1,255	826,025
Deutsche ALT-A Securities, Inc., Series 06-AR3, Class A3,
0.40%, 8/25/36(b)		1,957	1,875,210
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.51%, 2/25/47(b)		793	333,288
First Horizon Alernative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.38%, 10/25/34(b)		2,758	1,647,793
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)		581	425,939
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.49%, 12/25/36(b)		2,368	1,028,610
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		644	552,832
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		518	438,293
MortgageIT Trust, Series 04-1, Class A1,
0.70%, 11/25/34(b)		2,963	1,939,118
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
0.37%, 7/25/36(b)		1,260	1,194,410
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.61%, 9/25/34(b)		730	438,234
Structured Adjustable Rate Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(b)		6,393	5,769,732
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
2.11%, 5/25/47(b)		1,202	503,488
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
2.09%, 6/25/47(b)		1,041	425,151

			27,116,362

Commercial Mortgage-Backed Securities — 14.1%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		3,753	3,817,771
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A2,
4.50%, 7/10/43		3,930	3,841,124
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32		1,760	1,796,419
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 8/15/17(b)		1,800	1,434,986
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(b)		3,730	2,765,693
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(b)		2,385	2,263,796
Commercial Mortgage Pass-Through Certificates, Series 05-C6, Class A2,
5.00%, 6/10/44		6,645	6,555,388
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 1/15/11		4,044	4,170,875
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		4,050	3,976,090
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35		6,185	5,998,002
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C,
7.79%, 12/15/31(a)		5,690	5,686,815
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32		3,999	4,061,595
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11		6,426	6,519,637
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		4,850	4,944,383
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(b)		4,052	4,147,373
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10		5,891	6,084,705
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.67%, 5/10/40(b)		5,830	5,751,038
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 04-C3, Class A3,
4.21%, 12/10/41		6,482	6,463,385
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A2,
4.31%, 1/10/10		6,718	6,558,652
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB8, Class A1A,
4.16%, 4/12/14(a)		2,020	1,681,860
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-LDP4, Class A2,
4.79%, 10/15/42		6,286	6,217,744
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB9, Class A2,
5.11%, 5/12/11(b)		7,180	6,753,397
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class E,
7.61%, 9/15/29		4,534	4,299,253
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C3, Class A2,
6.37%, 12/15/28		6,505	6,650,554
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(b)		4,825	3,690,842
Merrill Lynch Mortgage Trust, Series 05-MCP1, Class A2,
4.56%, 6/12/43(h)		5,291	5,116,035

JUNE 30, 2009	5

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/10	USD	6,455	$6,208,841
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(b)		2,270	2,223,598
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A4,
6.10%, 7/15/17(b)		5,705	4,200,018
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
2.05%, 5/25/36(a)(b)		24,874	732,744

			134,612,613

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 17.0%			161,728,975

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23		320	316,424

Taxable Municipal Bonds
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		1,190	1,222,416
Sales Tax Asset Receivable Corp., New York RB (FGIC Insured), Series B,
3.83%, 10/15/09		1,280	1,289,715
State of California Various Purpose GO,
5.45%, 4/01/15		7,625	7,469,069
State of Wisconsin RB (FSA Insured), Series A,
4.80%, 5/01/13		1,910	1,990,315

Total Taxable Municipal Bonds — 1.2%			11,971,515

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 24.5%
Federal Home Loan Mortgage Corp. Gold,
5.00%, 10/01/22-11/01/22		7,055	7,310,422
Federal Home Loan Mortgage Corp., Series 2391, Class VA,
6.00%, 5/15/18		2,785	2,823,751
Federal Home Loan Mortgage Corp., Series 2626, Class NA,
5.00%, 6/15/23		5,126	5,247,541
Federal Home Loan Mortgage Corp., Series 3294, Class NA,
5.50%, 7/15/27		4,520	4,665,007
Federal National Mortgage Assoc.,
6.00%, 5/01/16-3/01/38		37,506	39,268,610
5.50%, 1/01/20-9/01/36(g)		34,725	36,040,135
5.00%, 12/01/20-9/01/35(g)		25,523	26,429,309
4.50%, 4/01/39-6/01/39		1,149	1,148,557
Federal National Mortgage Assoc. 15 Year HEQ,
8.50%, 8/01/09		5	5,113
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 7/01/24(i)		7,100	7,341,844
5.50%, 7/01/24(i)		200	209,188
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39(i)		16,260	16,224,431
5.00%, 7/01/39(i)		200	203,500
5.50%, 7/01/39(i)		35,500	36,631,562
6.00%, 8/01/39(i)		4,900	5,118,969
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32		1,217	1,144,666
Federal National Mortgage Assoc., Series 89-16, Class B (PO),
1.08%, 3/25/19(j)		52	46,952
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32		9,571	10,189,334
Federal National Mortgage Assoc., Series 05-118, Class MC,
6.00%, 1/25/32		4,396	4,534,841
Federal National Mortgage Assoc., Series 05-118, Class WA,
6.00%, 10/25/33		4,540	4,683,846
Federal National Mortgage Assoc., Series 05-29, Class AT,
4.50%, 4/25/35		1,839	1,905,218
Federal National Mortgage Assoc., Series 05-29, Class WB,
4.75%, 4/25/35		5,582	5,791,260
Federal National Mortgage Assoc., Series 05-62, Class CQ,
4.75%, 7/25/35		7,161	7,457,607
Federal National Mortgage Assoc., Series 05-88, Class PA,
5.00%, 9/25/24		2,782	2,820,001
Federal National Mortgage Assoc., Series 05-97, Class HM,
5.00%, 1/25/26		4,358	4,458,973
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 7/01/39(i)		100	104,000
Government National Mortgage Assoc. II, Series 4006,
6.00%, 7/20/37		74	77,201
Government National Mortgage Assoc., Series 09-26, Class SC (IO),
6.08%, 1/16/38(b)		9,245	1,020,269

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 24.5%			232,902,107

U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank, Bonds,
2.63%, 4/17/14		14,000	13,881,504
Federal Home Loan Bank, Subordinated Notes,
5.63%, 6/13/16		4,430	4,265,173
Federal Home Loan Bank, Unsecured Bonds,
5.53%, 11/03/14		7,880	8,094,722
5.63%, 6/11/21		9,585	10,066,177
Federal Home Loan Mortgage Corp., Senior Unsecured Notes,
5.13%, 11/17/17		13,060	14,333,716
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.75%, 6/27/16		4,665	4,748,849
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12		3,800	3,786,183
3.00%, 7/28/14		4,180	4,188,469
Federal National Mortgage Assoc., Senior Subordinated Unsecured Notes,
5.25%, 8/01/12		3,070	3,190,037

6	JUNE 30, 2009

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Obligations
Federal National Mortgage Assoc., Senior Unsecured Notes,
5.25%, 9/15/16	USD	6,575	$7,247,353
Federal National Mortgage Assoc., Subordinated Unsecured Notes,
4.63%, 5/01/13(e)		1,960	1,989,772
Federal National Mortgage Assoc., Unsecured Notes,
2.75%, 2/05/14		8,250	8,251,642
Small Business Administration Participation Certificates, Series 92-20H,
7.40%, 8/01/12		235	241,512
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16		754	819,140
Small Business Administration Participation Certificates, Series 01-P10B, Class 1,
6.34%, 8/01/11		221	231,090

Total U.S. Government Sponsored Agency Obligations — 9.0%			85,335,339

U.S. Treasury Obligations
U.S. Treasury Bonds,
8.13%, 8/15/19		4,025	5,518,653
8.00%, 11/15/21(e)		11,000	15,176,568
7.25%, 8/15/22		3,800	4,992,250
7.63%, 11/15/22		7,025	9,525,465
4.50%, 5/15/38		1,975	2,038,879
U.S. Treasury Notes,
1.13%, 6/30/11(k)		66,520	66,525,322
1.88%, 6/15/12(k)		17,275	17,400,589
2.63%, 6/30/14		98,005	98,311,756
3.13%, 5/15/19(k)		10,165	9,831,486

Total U.S. Treasury Obligations — 24.1%			229,320,968

Total Long-Term Investments (Cost — $1,198,586,420) — 123.9%			1,180,364,331

	Contracts(l)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.		2,280	31,022
Receive a fixed rate of 2.370% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Goldman Sachs Bank USA		2,350	58,544
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc		1,020	52,463
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.		1,710	55,767
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Morgan Stanley Capital Services, Inc.		3,910	299,122
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Morgan Stanley Capital Services, Inc.		5,160	385,285
Receive a fixed rate of 3.120% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc		2,920	330,924
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		2,580	596,147
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		1,020	236,196
Receive a fixed rate of 3.710% and pay a floating rate based on 3-month LIBOR, expiring April 2011, Broker, JPMorgan Chase Bank, N.A.		1,260	445,833
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month LIBOR, expiring March 2011, Broker, Goldman Sachs Bank USA		950	962,190

			3,453,493

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.120% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc		2,920	2,216,613
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		2,580	2,067,671
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		1,020	813,033
Pay a fixed rate of 3.710% and receive a floating rate based on 3-month LIBOR, expiring April 2011, Broker, JPMorgan Chase Bank, N.A.		1,260	1,166,931
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month LIBOR, expiring March 2011, Broker, Goldman Sachs Bank USA		950	360,591

			6,624,839

Total Options Purchased (Cost — $8,413,634) — 1.1%			10,078,332

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,207,000,054*) — 125.0%			1,190,442,663

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24(i)	USD	(6,300)	(6,508,688)
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 7/01/24(i)		(21,400)	(22,128,937)
5.50%, 7/01/24(i)		(20)	(20,453)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39(i)		(17,215)	(17,177,342)
5.00%, 7/01/39(i)		(10,107)	(10,283,519)
5.50%, 7/01/39(i)		(70,006)	(72,237,292)
6.00%, 8/01/39(i)		(42,123)	(43,879,300)
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 7/01/39(i)		(74)	(76,821)

Total TBA Sale Commitments (Proceeds — $171,514,976) — (18.1)%			(172,312,352)

JUNE 30, 2009	7

Schedule of Investments (continued)	Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(82)		$(39,719)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.330% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(1,170	)(l)	(242,153)
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,160	)(l)	(557,121)
Pay a fixed rate of 4.220% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(5,800	)(l)	(3,094,107)
Pay a fixed rate of 4.280% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(2,590	)(l)	(1,455,608)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(3,190	)(l)	(1,902,391)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(1,650	)(l)	(1,373,368)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,630	)(l)	(1,399,579)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,600	)(l)	(2,380,507)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(2,200	)(l)	(2,006,725)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(2,220	)(l)	(3,084,344)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,250	)(l)	(1,856,695)

			(19,352,598)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.330% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(1,170	)(l)	(946,310)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,160	)(l)	(607,817)
Receive a fixed rate of 4.220% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(5,800	)(l)	(2,783,310)
Receive a fixed rate of 4.280% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(2,590	)(l)	(1,187,310)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(3,190	)(l)	(1,392,145)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(1,020	)(l)	(743,408)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(1,650	)(l)	(520,894)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,630	)(l)	(467,916)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,600	)(l)	(549,938)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(2,200	)(l)	(990,535)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(2,220	)(l)	(126,498)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,250	)(l)	(99,803)

			(10,415,884)

Total Options Written (Premiums received — $ 25,125,225) — (3.1)%			(29,808,201)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 103.8%			988,322,110
Liabilities in Excess of Other Assets — (3.8)%			(36,090,987)

Net Assets — 100.0%			$952,231,123

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,207,146,225

Gross unrealized appreciation	$20,369,215
Gross unrealized depreciation	(37,072,777)

Net unrealized depreciation	$(16,703,562)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	US dollar denominated security issued by foreign domiciled entity.

(d)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(e)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(h)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Purchase Cost	Income
Merrill Lynch Mortgage Trust Series 05-MCP1, Class A2	$4,951,015	$42,860

(i)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$458,994	$9,973
BNP Paribas	$(39,467,641)	$(81,032)
Citibank, N.A.	$(36,631,563)	$(371,641)
Credit Suisse International	$(22,935,781)	$(237,906)

8	JUNE 30, 2009

Schedule of Investments (continued)	Bond Portfolio

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$(12,680,875)	$(41,258)
Goldman Sachs Bank USA	$(20,453)	$110
JPMorgan Chase Bank, N.A.	$(11,299,133)	$88,437
Morgan Stanley Capital Services, Inc.	$16,097,594	$389,266

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(l)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
JPMorgan Chase Bank, N.A.	(2.25)%	07/01/09	07/15/09	$9,864,118	$9,872,756
JPMorgan Chase Bank, N.A.	0.00%	06/30/09	06/30/11	$60,000,000	$60,000,000
JPMorgan Chase Bank, N.A.	(1.15)%	06/30/09	06/15/12	$16,824,397	$17,426,156

Total					$87,298,912

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	738,885	EUR	542,500	Citibank, N.A.	7/15/09	$(22,171)
USD	4,837,061	GBP	2,988,500	Deutsche Bank AG	8/26/09	(79,343)

Total						$(101,514)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
13	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$2,810,844	$436
1,079	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$125,450,609	167,337
68	Euro-Bund	Eurex	September 2009	$11,550,355	207,162
17	Gilt British	London	September 2009	$3,302,503	6,604

Total					$381,539

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
345	U.S. Treasury Bonds (5 Year)	Chicago	September 2009	$39,577,969	$(162,957)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.05%(a)	3-month LIBOR	Barclays Bank, Plc	December 2009	USD	11,800	$199,741
2.90%(a)	3-month LIBOR	Barclays Bank, Plc	September 2010	USD	34,700	1,067,487
4.51%(a)	3-month LIBOR	UBS AG	September 2010	USD	24,600	1,341,433
5.00%(a)	3-month LIBOR	Deutsche Bank AG	November 2010	USD	10,300	597,078
1.76%(b)	3-month LIBOR	Deutsche Bank AG	March 2011	USD	18,600	(225,590)
1.26%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2011	USD	30,000	101,650
5.03%(a)	3-month LIBOR	Deutsche Bank AG	November 2011	USD	10,000	804,538
5.02%(a)	3-month LIBOR	Goldman Sachs Bank USA	November 2011	USD	17,000	1,365,627
4.20%(a)	3-month LIBOR	Credit Suisse International	December 2012	USD	50,000	3,147,761
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	12,920	48,050
2.47%(a)	3-month LIBOR	Deutsche Bank AG	May 2014	USD	20,000	(392,151)
2.94%(b)	3-month LIBOR	Citibank, N.A.	June 2014	USD	21,900	(37,041)
3.36%(a)	3-month LIBOR	Bank of America, N.A.	June 2014	USD	13,000	257,229
2.93%(a)	3-month LIBOR	Citibank, N.A.	June 2014	USD	21,100	(34,531)
3.22%(a)	3-month LIBOR	Citibank, N.A.	May 2019	USD	10,600	(439,125)
4.18%(a)	3-month LIBOR	UBS AG	June 2019	USD	7,600	291,143
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	15,200	89,301
3.83%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	4,200	32,674
4.08%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	8,800	(256,407)

JUNE 30, 2009	9

Schedule of Investments (continued)	Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.92%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	8,400	$(125,077)
4.39%(b)	3-month LIBOR	Citibank, N.A.	June 2020	USD	4,900	(89,930)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	6,610	1,129,745
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	2,700	350,372

Total						$9,223,977

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	USD	1,900	$(51,137)

1	Using S&P’s rating of the issuer.

2	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$75,775,469	$7,533,774	$83,309,243
Capital Trusts:
Banks	—	3,526,790	—	3,526,790
Commerical Banks	—	973,195	—	973,195
Diversified Financial Services	—	6,935,645	—	6,935,645
Insurance	—	2,680,031	—	2,680,031
Corporate Bonds	—	355,637,144	—	355,637,144
Foreign Government Obligations	—	5,726,955	—	5,726,955
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	161,728,975	—	161,728,975
Project Loans	—	—	316,424	316,424
Taxable Municipal Bonds	—	11,971,515	—	11,971,515
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	232,902,107	—	232,902,107
U.S. Government Sponsored Agency Obligations	—	85,335,339	—	85,335,339
U.S. Treasury Obligations	—	229,320,968	—	229,320,968
Liabilities:
TBA Sale Commitments	—	(172,312,352)	—	(172,312,352)
Other Financial Instruments[3] :
Assets:	$381,539	20,902,161	—	21,283,700
Liabilities:	(202,676)	(118,819,897)	—	(119,022,573)

Total	$178,863	$902,284,045	$7,850,198	$910,313,106

3	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, options and reverse repurchase agreements. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.

10	JUNE 30, 2009

Schedule of Investments (concluded)	Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - Collaterlized Mortgage Obligations	Project Loans
Balance, as of September 30, 2008	$973,498	$3,272	—
Accrued discounts/premiums	(8,198)	2	$37
Realized gain/loss	2	31	32
Change in unrealized appreciation/depreciation[4]	110,085	(33)	(18)
Net purchases/sales	(1,033,591)	(3,272)	(5,058)
Transfers in/out of Level 3	7,491,978	—	321,431

Balance, as of June 30, 2009	$7,533,774	$—	$316,424

4	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $98,556.

JUNE 30, 2009	11

Schedule of Investments June 30, 2009 (Unaudited)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
AEP Texas Central Transition Funding II LLC, Series 06-A, Class A2, Senior Secured Bonds,
4.98%, 7/01/15	$250	$261,495
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	320	324,848
Bear Stearns Asset Backed Securities Trust, Series 07-HE1, Class 1A1,
0.43%, 2/25/37(a)	58	43,763
BMW Vehicle Owner Trust, Series 06-A, Class A3,
5.13%, 9/27/10	10	10,204
CNH Equipment Trust, Series 07-B, Class A3A,
5.40%, 10/17/11	132	133,953
Conseco Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	30	30,163
Countrywide Certificates, Series 07-5, Class 2A1,
0.41%, 4/25/29(a)	185	161,692
Countrywide Certificates, Series 07-6, Class 2A1,
0.41%, 9/25/37(a)	154	137,166
Daimler Chrysler Auto Trust, Series 05-B, Class A4,
4.20%, 7/08/10	79	78,916
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	345	348,599
Ford Credit Auto Owner Trust, Series 09-A, Class A2B,
2.32%, 8/15/11(a)	295	296,970
GSAA Home Equity Trust, Series 06-2, Class N,
6.00%, 12/25/35(b)	17	5
Honda Auto Receivables Owner Trust, Series 07-1, Class A3,
5.10%, 3/18/11	127	128,754
Honda Auto Receivables Owner Trust, Series 07-2, Class A3,
5.46%, 5/23/11	63	64,428
Honda Auto Receivables Owner Trust, Series 08-1, Class A2,
3.77%, 11/18/09	176	177,702
Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-1, Class A2A,
0.43%, 4/25/37(a)(c)	58	47,744
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1,
4.50%, 5/25/36(b)(c)(d)	89	9
Morgan Stanley ABS Capital I, Inc., Series 07-HE1, Class A2A,
0.36%, 11/25/36(a)	87	81,883
Morgan Stanley ABS Capital I, Inc., Series 07-NC2, Class A2A,
0.42%, 2/25/37(a)	172	126,014
Nissan Auto Receivables Owner Trust, Series 09-1, Class A2,
3.92%, 4/15/11	175	177,204
Option One Mortgage Loan Trust, Series 01-4, Class A,
0.91%, 1/25/32(a)	7	5,171
Permanent Master Issuer Plc (United Kingdom), Series 07-1, Class 2A1,
1.18%, 1/15/16(a)(e)	210	201,898
PG&E Energy Recovery Funding LLC, Series 05-2, Class A2,
5.03%, 3/25/14	274	285,059
Structured Asset Receivables Trust, Series 04-1A, Class A1A,
1.60%, 4/21/11(a)(b)	255	216,645
Student Loan Marketing Assoc. Student Loan Trust, Series 06-5, Class A3,
1.12%, 10/25/19(a)	175	173,398
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)	315	308,669
World Omni Auto Receivables Trust, Series 08-B, Class A2,
4.13%, 3/15/11	153	155,375

Total Asset Backed Securities — 21.1%		3,977,727

Corporate Bonds
Capital Markets — 2.0%
Eksportfinans A/S (Norway), Senior Unsecured Bonds,
5.00%, 2/14/12(e)	125	132,631
Morgan Stanley, Notes,
2.25%, 3/13/12	235	237,069

		369,700

Commercial Banks — 4.4%
Landwirtschaftliche Rentenbank (Germany), Unsecured Notes,
4.13%, 7/15/13(e)	130	135,716
Lloyds TSB Bank Plc (United Kingdom), Senior Unsecured Notes,
2.80%, 4/02/12(b)(e)	215	217,343
The Royal Bank of Scotland Group Plc (United Kingdom), Senior Unsecured Notes,
2.63%, 5/11/12(b)(e)	100	100,718
Société Financement de l’Economie Francaise (France),
2.38%, 3/26/12(b)(e)	135	136,061
2.38%, 3/26/12(e)	240	241,596

		831,434

Computer Software & Services — 1.4%
Electronic Data Systems Corp., Senior Unsecured Notes,
7.13%, 10/15/09	250	254,630

Consumer Finance — 0.4%
Student Loan Marketing Corp., Senior Unsecured Notes,
1.23%, 7/27/09(a)	80	79,659

Diversified Financial Services — 15.5%
Bank of America Corp., Senior Unsecured Notes,
0.81%, 6/22/12(a)	425	429,022
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(e)	245	249,925
Citigroup Funding, Inc., Notes,
1.38%, 5/05/11	350	350,495
Countrywide Home Loans, Inc., Senior Unsecured Notes,
4.13%, 9/15/09	200	200,652
General Electric Capital Corp., Senior Notes,
1.80%, 3/11/11	300	302,705
IBM International Group Capital LLC, Senior Unsecured Notes,
1.39%, 7/29/09(a)	555	555,535

12	JUNE 30, 2009

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par 000	Value
Corporate Bonds
Diversified Financial Services (concluded)
Inter-American Development Bank (Multiple Countries), Notes,
1.24%, 5/20/14(a)(e)	$215	$214,936
JPMorgan Chase & Co., Senior Unsecured Notes,
1.65%, 2/23/11	140	141,193
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(b)(e)	125	125,464
Macquarie Bank Ltd. (Australia), Senior Unsecured Notes,
4.10%, 12/17/13(b)(e)	340	348,442

		2,918,369

Diversified Telecommunication Services — 2.4%
Koninklijke KPN NV (Netherlands), Senior Unsecured Notes,
8.00%, 10/01/10(e)	25	26,232
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(e)	75	78,969
Verizon Global Funding Corp., Senior Unsecured Notes,
7.25%, 12/01/10	275	292,804
6.88%, 6/15/12	50	54,938

		452,943

Electric Utilities — 0.8%
Florida Power Corp., Secured Mortgage Bonds,
6.65%, 7/15/11	130	140,397

Food & Staples Retailing — 0.5%
CVS Caremark Corp., Senior Unsecured Notes,
0.97%, 6/01/10(a)	100	99,291

Insurance — 0.9%
General Re Corp., Senior Unsecured Debentures,
9.00%, 9/12/09	170	172,355

Media — 2.2%
Cox Communications, Inc., Senior Unsecured Notes,
7.88%, 8/15/09	130	130,779
4.63%, 1/15/10	130	130,616
Time Warner Cable, Inc., Senior Unsecured Notes,
5.40%, 7/02/12	150	155,040

		416,435

Oil, Gas & Consumable Fuels — 0.7%
ConocoPhillips, Senior Unsecured Notes,
4.75%, 10/15/12	125	131,700

Pharmaceuticals — 4.2%
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12	130	134,678
Pfizer, Inc., Senior Unsecured Notes,
4.45%, 3/15/12	230	241,325
Roche Holdings, Inc., Senior Unsecured Notes,
2.66%, 2/25/11(a)(b)	185	187,050
4.50%, 3/01/12(b)	215	226,028

		789,081

Wireless Telecommunication Services — 0.6%
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
0.94%, 2/27/12(a)(e)	125	119,463

Total Corporate Bonds — 36.0%		6,775,457

Foreign Government Obligations
Canada — 1.7%
Export Development Canada,
2.38%, 3/19/12(e)	165	166,163
Province of Ontario Canada,
1.17%, 5/22/12(a)(e)	150	149,446

Total Foreign Government Obligations — 1.7%		315,609

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 11.8%
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
0.58%, 11/25/35(a)	121	62,929
Banc of America Funding Corp., Series 04-C, Class 4A2,
0.66%, 12/20/34(a)	114	59,993
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.14%, 11/20/36(a)	237	129,125
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1,
7.50%, 5/25/32	21	18,662
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.23%, 2/25/33(a)	172	147,119
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1,
4.60%, 9/25/34(a)	123	96,485
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 2A1,
4.92%, 1/25/35(a)	400	276,078
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
3.95%, 9/25/35(a)	257	195,747
Homebanc Mortgage Trust, Series 05-4, Class A1,
0.58%, 10/25/35(a)	175	85,483
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
3.71%, 8/25/34(a)(c)	275	242,534
Sequoia Mortgage Trust, Series 04-1, Class A,
1.89%, 2/20/34(a)	125	68,560
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 07-HY1, Class A1,
0.40%, 2/25/37(a)	215	121,851
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class 1A6,
4.82%, 10/25/35(a)	475	263,791
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.62%, 7/25/36(a)	293	177,224
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	320	280,811

		2,226,392

Commercial Mortgage-Backed Securities — 9.7%
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1,
3.88%, 9/11/36	197	195,720
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10(a)	233	234,855

JUNE 30, 2009	13

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	$304	$310,111
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(a)	255	257,077
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO),
0.12%, 5/10/40(a)(b)	3,937	2,120
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35	170	172,694
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	88	88,290
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A2,
4.57%, 6/15/29(a)	232	231,351
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO),
1.79%, 7/12/34(a)(b)(c)	1,811	74
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(b)	64	64,593
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/34	213	208,734
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
2.05%, 5/25/36(a)(b)	1,637	48,213

		1,813,832

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 21.5%		4,040,224

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.1%
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.45%, 7/01/34(a)	57	57,806
Federal Home Loan Mortgage Corp., Series 2893, Class PA,
4.00%, 4/15/25	200	201,702
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	340	353,116
Federal National Mortgage Assoc. 12 Month LIBOR,
5.34%, 10/01/35(a)	287	300,427
Federal National Mortgage Assoc., Series 02-39, Class FB,
0.87%, 3/18/32(a)	24	24,163
Federal National Mortgage Assoc., Series 04-25, Class PA,
5.50%, 10/25/30	35	35,615
Federal National Mortgage Assoc., Series 04-36, Class BS,
5.50%, 11/25/30	49	50,424
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	258	263,492
Federal National Mortgage Assoc., Series 05-68, Class PB,
5.75%, 7/25/35	124	130,195
Federal National Mortgage Assoc., Series 06-60, Class LK,
6.50%, 7/25/36	56	56,041
Government National Mortgage Assoc. II 1 Year Treasury,
4.13%, 11/20/29(a)	22	21,951
4.63%, 8/20/31(a)	32	32,339

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 8.1%		1,527,271

U.S. Government Sponsored Agency Obligations
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12	390	388,582
Federal National Mortgage Assoc., Unsecured Notes,
2.00%, 2/11/11	210	211,463

Total U.S. Government Sponsored Agency Obligations — 3.2%		600,045

U.S. Treasury Obligations
U.S. Treasury Inflation Protected Notes,
4.25%, 1/15/10	300	387,328
U.S. Treasury Notes,
1.13%, 6/30/11	130	130,010

Total U.S. Treasury Obligations — 2.8%		517,338

Total Long-Term Investments (Cost — $19,006,661) — 94.4%		17,753,671

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(f)(g) (Cost — $1,886,475) — 10.0%	1,886,475	1,886,475

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
September 1 Year Euro-Bobl Futures, Strike Price $98.25, Expires 9/11/09 (Cost — $3,871) — 0.0%	7	4,025

Total Investments Before Outstanding Options Written (Cost — $20,897,007*) — 104.4%		19,644,171

14	JUNE 30, 2009

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Call Options Written
September 1 Year Euro-Bobl Futures, Strike Price $98.50, Expires 09/11/09	(7)		$(2,231)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Deutsche Bank AG	(150	)(h)	(10,034)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Deutsche Bank AG	(90	)(h)	(8,774)

			(18,808)

Total Options Written (Premiums Received — $16,519) — (0.1)%			(21,039)

Total Investments Net of Outstanding Options Written — 104.3%			19,623,132
Liabilities in Excess of Other Assets — (4.3)%			(811,020)

Net Assets — 100.0%			$18,812,112

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,898,514

Gross unrealized appreciation	$138,536
Gross unrealized depreciation	(1,392,879)

Net unrealized depreciation	$(1,254,343)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Sales Cost	Income
Merrill Lynch Mortgage Investors, Inc., Series 07-1, Class A2A	$19,936	$1,643
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	$15,425	$3,772
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A	$2,362	$771
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO)	—	$7,248
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1	—	$1,045

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	US dollar denominated security issued by foreign domiciled entity.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$1,886,475	$22,218

(g)	Represents the current yield as of report date.

(h)	One contract represents a notional amount of $10,000.

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
10	U.S. Treasury Notes (2 Year)	September 2009	$2,162,188	$4,994
4	U.S. Treasury Notes (5 Year)	September 2009	$458,875	1,037

Total				$6,031

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.52%(a)	3-month LIBOR	Credit Suisse International	April 2011	USD	1,500	$3,605
1.42%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2011	USD	900	14
1.26%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2011	USD	900	3,017
1.34%(a)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	2,400	(4,944)
2.40%(b)	3-month LIBOR	Credit Suisse International	April 2014	USD	600	12,498
2.41%(a)	3-month LIBOR	Citibank, N.A.	May 2014	USD	500	(11,263)

Total						$2,927

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

JUNE 30, 2009	15

Schedule of Investments (concluded)	Enhanced Income Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$3,559,179	$418,548	$3,977,727
Corporate Bonds	—	6,775,457	—	6,775,457
Foreign Government Obligations	—	315,609	—	315,609
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,040,224	—	4,040,224
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,527,271	—	1,527,271
U.S. Government Sponsored Agency Obligations	—	600,045	—	600,045
U.S. Treasury Obligations	—	517,338	—	517,338
Short-Term Securities	$1,886,475	—	—	1,886,475
Other Financial Instruments[1]:
Assets:	10,056	19,134	—	29,190
Liabilities:	(2,231)	(35,015)	—	(37,246)

Total	$1,894,300	$17,319,242	$418,548	$19,632,090

1	Other financial instruments are financial futures contracts, swaps and options. Financial futures contracts and swaps are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Asset- Backed Securities
Balance, as of September 30, 2008	$307,957
Accrued discounts/premiums	132
Realized gain/loss	8
Change in unrealized appreciation/depreciation[2]	(15,792)
Net purchases/sales	(71,660)
Transfers in/out of Level 3	197,903

Balance, as of June 30, 2009	$418,548

2	Represents the change in unrealized appreciation/depreciation on securities still held at June 30, 2009.

16	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(a)	$3	$2,878

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 179.6%
Federal Home Loan Mortgage Corp. Gold,
6.00%, 11/01/13-8/01/16	29	30,467
9.00%, 12/01/19(b)	0	378
11.00%, 2/17/21	4,850	5,318,607
5.50%, 1/01/22-5/01/22	376	393,232
10.00%, 5/17/25	6,234	6,737,797
7.50%, 2/01/27-3/01/27	6	6,687
8.00%, 3/17/32	6,709	7,338,239
4.50%, 10/01/35	151	150,746
Federal Home Loan Mortgage Corp. Gold GIANT,
8.00%, 10/15/30	4,019	4,406,384
Federal National Mortgage Assoc.,
5.00%, 1/01/21-3/01/21	120	124,399
5.50%, 1/01/22-9/01/38	10,776	11,155,686
6.00%, 2/01/25-11/01/28(c)	88,499	93,004,055
8.00%, 6/01/37	1,223	1,329,381
8.50%, 7/01/37	391	424,304
Federal National Mortgage Assoc. 15 Year HEQ,
8.00%, 8/01/14	33	34,360
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 7/01/24(d)	1,900	1,935,625
5.00%, 7/01/24(d)	4,100	4,239,656
6.00%, 8/01/24(d)	800	844,750
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 7/01/39(d)	4,700	4,557,531
5.50%, 7/01/39(d)	100	103,188
6.50%, 7/01/39(d)	200	212,938
6.00%, 8/01/39(d)	88,400	92,350,375
Federal National Mortgage Assoc., Series 96-48, Class Z,
7.00%, 11/25/26	1,826	1,994,757
Government National Mortgage Assoc. I,
9.50%, 10/15/09-9/15/22	776	851,863
11.00%, 9/15/10	1	858
17.00%, 11/15/11-12/15/11	20	22,061
16.00%, 3/15/12-4/15/12	14	15,536
12.00%, 2/15/13-6/15/15	16	18,323
11.50%, 4/15/13-12/15/15	28	30,506
14.50%, 4/15/13	9	9,906
15.00%, 6/15/13	16	18,539
10.00%, 2/15/16-6/15/18	201	218,902
9.00%, 4/15/16-10/15/21	264	286,391
6.50%, 5/15/16-4/15/36	60,693	65,074,747
8.50%, 6/15/16-2/15/25	234	253,051
5.50%, 7/15/16-3/15/39(c)	250,469	259,195,697
6.00%, 7/15/16-10/15/38	273,409	285,637,878
8.00%, 1/15/17-5/15/30	2,493	2,726,838
7.00%, 9/15/17-6/15/35	62,146	66,906,315
7.50%, 2/15/22-8/15/33	5,805	6,327,100
5.00%, 11/15/32-5/15/39	84,787	86,763,335
4.50%, 12/15/34-5/15/39	79,476	79,510,884
Government National Mortgage Assoc. I 30 Year TBA,
4.00%, 7/01/39(d)	35,000	33,878,908
4.50%, 7/01/39(d)	170,200	169,774,500
5.00%, 7/01/39-8/01/39(d)	310,800	316,054,375
5.50%, 7/01/39(d)	56,400	58,233,000
6.00%, 7/01/39(d)	203,000	211,500,625
Government National Mortgage Assoc. II,
7.50%, 4/20/23-10/20/25	16	17,703
7.00%, 3/20/24-5/20/27	231	250,597
8.00%, 8/20/24	115	125,830
6.00%, 2/20/29-5/20/36	15,987	16,657,261
5.00%, 11/20/35	4,178	4,253,929
4.50%, 8/20/38-2/20/39	72,144	71,961,702
Government National Mortgage Assoc. II 30 Year TBA,
4.50%, 7/01/39(d)	20,000	19,912,500
5.50%, 7/01/39(d)	131,500	135,527,188
6.00%, 7/01/39(d)	62,700	65,208,000
Government National Mortgage Assoc., Series 03-51, Class LT,
5.00%, 10/20/28	493	499,180
Government National Mortgage Assoc., Series 04-34, Class PC,
5.50%, 10/20/29	13,835	14,040,197
Government National Mortgage Assoc., Series 04-44, Class PB,
5.50%, 9/20/29	33,762	34,276,459
Government National Mortgage Assoc., Series 04-83, Class CD,
11.53%, 10/20/34(e)	877	914,544
Government National Mortgage Assoc., Series 05-91, Class UP,
13.66%, 9/16/31(e)	4,092	4,603,484

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 179.6%		2,248,252,254

U.S. Treasury Obligations — 3.1%
U.S. Treasury Notes,
3.13%, 5/15/19	40,500	39,187,600

Total Long-Term Investments (Cost — $2,275,530,409) — 182.7%		2,287,442,732

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(f)(g) (Cost — $159,151,742) — 12.7%	159,151,742	159,151,742

	Contracts(h)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	1,190	61,035
Receive a fixed rate of 3.370% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Barclays Bank, Plc	2,750	609,760
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	1,500	346,597

		1,017,392

JUNE 30, 2009	17

Schedule of Investments (continued)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Contracts(h)	Value
Options Purchased
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.370% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Barclays Bank, Plc	2,750	$2,244,216
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	1,500	1,202,134

		3,446,350

Total Options Purchased (Cost — $3,864,150) — 0.4%		4,463,742

Total Investments Before TBA Sale Commitments, Outstanding Options Written, Borrowed Bond Agreements and Borrowed Bonds (Cost — $2,438,546,301*) — 195.8%		2,451,058,216

	Par (000)
TBA Sale Commitments
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 7/01/39-8/01/39(d)	$(10,800)	(11,103,858)
6.50%, 7/01/39(d)	(200)	(212,937)
6.00%, 8/01/39(d)	(176,899)	(184,804,006)
Government National Mortgage Assoc. I 30 Year TBA,
4.50%, 7/01/39(d)	(249,400)	(248,776,500)
5.00%, 7/01/39(d)	(100,400)	(102,345,250)
5.50%, 7/01/39(d)	(118,800)	(122,661,000)
6.00%, 7/01/39-8/01/39(d)	(127,100)	(132,183,662)
6.50%, 7/01/39(d)	(58,400)	(61,979,920)
Government National Mortgage Assoc. II 30 Year TBA,
4.50%, 7/01/39(d)	(72,000)	(71,685,000)
5.00%, 8/01/39(d)	(4,100)	(4,151,258)

Total TBA Sale Commitments (Proceeds — $936,319,893) — (75.1)%		(939,903,391)

	Contracts(h)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.425% and receive a floating rate based on 3-month LIBOR, expiring March 2011, Broker, JPMorgan Chase Bank, N.A.	(3,500)	(950,628)
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,700)	(816,470)
Pay a fixed rate of 4.220% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(8,700)	(4,641,160)
Pay a fixed rate of 4.320% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(2,750)	(1,596,891)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(4,300)	(2,564,352)
Pay a fixed rate of 5.025% and receive a floating rate based on 3-month LIBOR, expiring November 2010, Broker, UBS AG	(400)	(371,369)

		(10,940,870)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.425% and pay a floating rate based on 3-month LIBOR, expiring March 2011, Broker, JPMorgan Chase Bank, N.A.	(3,500)	(3,717,791)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,700)	(890,766)
Receive a fixed rate of 4.220% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(8,700)	(4,174,965)
Receive a fixed rate of 4.320% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(2,750)	(1,224,525)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(4,300)	(1,876,560)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(1,190)	(865,914)
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month LIBOR, expiring November 2010, Broker, UBS AG	(400)	(149,305)

		(12,899,826)

Total Options Written (Premiums Received — $21,722,270) — (1.9)%		(23,840,696)

	Par (000)
Borrowed Bond Agreements
Barclays Bank, Plc, T/D 6/22/09, closing amount $477,014,
0.65%, 7/20/09
(Cost — $477,500) — 0.0%	$478	477,500

Borrowed Bonds
U.S. Treasury Notes,
3.13%, 5/15/19
(Proceeds — $(477,500)) — 0.0%	(478)	(477,500)

Total Investments Net of TBA Sale Commitments, Outstanding Options Written, Borrowed Bond Agreements and Borrowed Bonds — 118.8%		1,487,314,129
Liabilities in Excess of Other Assets — (18.8)%		(235,122,728)

Net Assets — 100.0%		$1,252,191,401

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,438,661,507

Gross unrealized appreciation	$16,558,909
Gross unrealized depreciation	(4,162,200)

Net unrealized appreciation	$12,396,709

18	JUNE 30, 2009

Schedule of Investments (continued)	GNMA Portfolio

(a)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Sales Cost	Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	$26	$55

(b)	Par is less than $500.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$48,797,126	$(376,188)
Barclays Bank, Plc	$(58,920,375)	$(229,125)
BNP Paribas	$(40,775,000)	$(150,000)
Citibank, N.A.	$(13,453,435)	$(791,138)
Credit Suisse International	$94,180,367	$842,883
Deutsche Bank AG	$6,175,282	$16,293
Goldman Sachs Bank USA	$2,252,660	$283,553
JPMorgan Chase Bank, N.A.	$(22,532,920)	$(446,608)
Morgan Stanley Capital Services, Inc.	$158,493,125	$230,313
UBS AG	$212,938	$344

(e)	Variable rate security. Rate shown is as of report date.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$149,151,742	$1,628,673

(g)	Represents the current yield as of report date.

(h)	One contract represents a notional amount of $10,000.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
50	U.S. Treasury Notes (5 Year)	September 2009	$5,735,938	$35,657

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
875	U.S. Treasury Notes (2 Year)	September 2009	$189,191,406	$(194,995)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	31,100	$299,711
1.64%(b)	3-month LIBOR	Deutsche Bank AG	June 2011	USD	181,100	(529,652)
2.43%(b)	3-month LIBOR	Deutsche Bank AG	April 2014	USD	15,800	287,018
2.50%(a)	3-month LIBOR	Deutsche Bank AG	May 2014	USD	80,000	(1,473,274)
3.16%(a)	3-month LIBOR	Deutsche Bank AG	June 2014	USD	76,400	782,576
3.17%(a)	3-month LIBOR	Bank of America, N.A.	March 2019	USD	3,800	(144,743)
2.95%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2019	USD	25,600	1,581,952
3.31%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	15,000	497,641
3.73%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	9,200	8,678
4.40%(b)	3-month LIBOR	Barclays Bank, Plc	June 2019	USD	30,800	(1,760,162)
3.79%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	20,000	88,592
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	2,000	272,001

Total						$(89,662)

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

JUNE 30, 2009	19

Schedule of Investments (concluded)	GNMA Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Project Loans	—	—	$2,878	$2,878
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	$2,248,252,254	—	2,248,252,254
U.S. Treasury Obligations	—	39,187,600	—	39,187,600
Short-Term Securities	$159,151,742	—	—	159,151,742
Liabilities:
TBA Sale Commitments	—	(939,903,391)	—	(939,903,391)
Other Financial Instruments[1]:
Assets:	35,657	8,759,411	—	8,795,068
Liabilities:	(194,995)	(28,226,027)	—	(28,421,022)

Total	$158,992,404	$1,328,069,847	$2,878	$1,487,065,129

1	Other financial instruments are financial futures contracts, swaps and options. Financial futures contracts and swaps are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans
Balance, as of September 30, 2008	$295,459	—
Accrued discounts/premiums	38	$(1)
Realized gain/loss	26	(1)
Change in unrealized appreciation/depreciation[2]	3,494	2
Net purchases/sales	(299,017)	(39)
Transfers in/out of Level 3	—	2,917

Balance, as of June 30, 2009	$—	$2,878

2	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $2.

20	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL,
7.25%, 3/25/26(a)	$426	$460,267
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13	589	603,752

Total Asset Backed Securities — 0.1%		1,064,019

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.9%
Countrywide Alternative Loan Trust, Series 08-2R, Class 3A1,
6.00%, 8/25/37	10,897	7,027,054
Countrywide Alternative Loan Trust, Series 08-2R, Class 4A1,
6.25%, 8/25/37	23,867	13,958,254
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1,
5.00%, 9/25/18	10,133	8,964,101
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5,
6.00%, 12/25/35	6,796	5,267,198
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16,
5.50%, 6/25/35	9,116	8,371,761
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8,
5.50%, 7/25/35	5,405	4,821,727
Residential Funding Mortgage Securities I, Inc., Series 07-S2, Class A3,
6.00%, 2/25/37	17,785	14,687,376
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (IO),
11.00%, 2/17/17	15	2,922
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (PO),
2.27%, 2/17/17(b)	15	12,810

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 4.9%		63,113,203

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(c)	1	548
U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 113.2%
Federal Home Loan Mortgage Corp.,
13.00%, 9/01/10-2/01/16	75	81,534
12.00%, 6/01/13-6/01/20	76	89,596
11.50%, 9/01/14-6/01/20	53	59,089
11.00%, 12/01/14-9/01/20	42	48,454
12.50%, 12/01/15-7/01/19	70	71,737
10.00%, 7/01/19(d)	0	213
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
5.73%, 2/01/37(a)	15,923	16,641,669
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.50%, 7/01/24(e)	500	522,187
Federal Home Loan Mortgage Corp. 30 Year TBA,
4.50%, 7/01/39(e)	800	796,000
5.00%, 7/01/39(e)	2,400	2,439,750
Federal Home Loan Mortgage Corp. Gold,
5.00%, 10/01/22-4/01/39(f)	71,710	73,365,639
8.00%, 1/01/25-8/01/32	771	844,664
8.50%, 1/01/25-7/01/25	153	169,715
5.50%, 2/01/38-9/01/38(f)	59,554	61,559,628
Federal Home Loan Mortgage Corp., Series 1220, Class A,
0.73%, 2/15/22(a)	128	126,225
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO),
1.15%, 2/15/22(a)	1,043	184,410
Federal National Mortgage Assoc.,
11.00%, 2/01/11-8/01/20	120	135,882
13.00%, 9/01/13-3/01/15	89	97,844
5.00%, 5/01/18-3/01/39(f)	103,616	107,128,636
6.00%, 5/01/33-9/01/38(f)	104,839	109,738,562
5.50%, 10/01/34-5/01/38(f)	85,261	88,466,805
4.50%, 3/01/39-6/01/39	38,818	38,788,910
Federal National Mortgage Assoc. 1 Year CMT,
4.85%, 9/01/35(a)	13,339	13,524,622
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 7/01/24(e)	4,000	3,996,250
4.50%, 7/01/24(e)	3,600	3,667,500
5.00%, 7/01/24(e)	59,700	61,733,531
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 7/01/39(e)	9,400	9,115,062
4.50%, 7/01/39(e)	140,135	139,828,455
5.00%, 7/01/39(e)	179,500	182,641,250
5.50%, 7/01/39-8/01/39(e)	137,000	141,317,045
6.50%, 7/01/39(e)	59,000	62,816,562
6.00%, 8/01/39(e)	106,100	110,841,344
Federal National Mortgage Assoc. 6 Month LIBOR,
5.80%, 7/01/36(a)	10,713	11,131,831
Federal National Mortgage Assoc., Series 02-59, Class B,
5.50%, 9/25/17	7,298	7,736,089
Government National Mortgage Assoc. Construction Loan,
3.00%, 4/15/20	98	101,726
Government National Mortgage Assoc. I,
10.50%, 1/15/16	2	1,914
7.00%, 6/15/23-4/15/32	1,913	2,085,912
7.50%, 2/15/25-12/15/31	2,298	2,517,869
5.50%, 3/15/29-4/15/29	258	268,145
Government National Mortgage Assoc. I 30 Year TBA,
4.50%, 7/01/39(e)	18,800	18,753,000
5.00%, 7/01/39-8/01/39(e)	90,100	91,574,875
6.00%, 7/01/39(e)	25,400	26,463,625
Government National Mortgage Assoc. II 30 Year TBA,
4.50%, 7/01/39(e)	4,000	3,982,500
6.00%, 8/01/39(e)	9,400	9,764,269
Government National Mortgage Assoc., Series 04-10 (IO),
0.84%, 1/16/44(a)	51,792	1,446,697

JUNE 30, 2009	21

Schedule of Investments	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Government National Mortgage Assoc., Series 04-77 (IO),
0.71%, 9/16/44(a)	$123,687	$3,595,830
Government National Mortgage Assoc., Series 05-10, Class ZB,
5.18%, 12/16/44(a)	3,440	2,718,219
Government National Mortgage Assoc., Series 05-29, Class Z,
4.25%, 4/16/45(a)	5,370	3,692,207
Government National Mortgage Assoc., Series 05-50 (IO),
0.90%, 6/16/45(a)	29,840	1,262,918
Government National Mortgage Assoc., Series 05-59, Class ZA,
4.96%, 3/16/46(a)	10,465	8,530,362
Government National Mortgage Assoc., Series 05-67, Class Z,
4.72%, 8/16/45(a)	6,563	5,128,600
Government National Mortgage Assoc., Series 05-9, Class Z,
4.65%, 1/16/45(a)	6,114	4,607,925
Government National Mortgage Assoc., Series 06-15 (IO),
0.81%, 4/16/46(a)	129,039	4,963,341
Government National Mortgage Assoc., Series 06-30 (IO),
0.77%, 5/16/46(a)	48,406	2,081,239
Government National Mortgage Assoc., Series 09-26, Class SC (IO),
6.08%, 1/16/38(a)	22,973	2,535,358
Government National Mortgage Assoc., Series 05-9 (IO),
0.71%, 1/16/45(a)	112,250	3,859,805

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 113.2%		1,449,643,026

U.S. Government Sponsored Agency Obligations
Small Business Administration Participation Certificates, Series 96-20J,
7.20%, 10/01/16	48	51,513
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	53	56,298

Total U.S. Government Sponsored Agency Obligations — 0.0%		107,811

U.S. Treasury Obligations
U.S. Treasury Bonds,
8.00%, 11/15/21 (f)(g)	130,550	180,118,268
U.S. Treasury Notes,
3.13%, 5/15/19	342,526	331,287,722

Total U.S. Treasury Obligations — 39.9%		511,405,990

Total Long-Term Investments (Cost — $2,039,619,998) — 158.1%		2,025,334,597

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(h)(i) (Cost — $259,612,422) — 20.2%	259,612,422	259,612,422

	Contracts(j)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	28,900	376,781
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	1,460	74,883
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	4,620	1,069,830
Receive a fixed rate of 5.370% and pay a floating rate based on 3-month LIBOR, expiring March 2011, Broker, JPMorgan Chase Bank, N.A.	2,300	2,540,770

		4,062,264

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.240% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	1,500	1,312,564
Pay a fixed rate of 3.240% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	1,500	278,325
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	4,620	3,682,562
Pay a fixed rate of 5.370% and receive a floating rate based on 3-month LIBOR, expiring March 2011, Broker, JPMorgan Chase Bank, N.A.	2,300	796,228

		6,069,679

Total Options Purchased (Cost — $9,340,250) — 0.8%		10,131,943

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $2,308,572,670*) — 179.1%		2,295,078,962

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24 (e)	$(8,200)	(8,471,625)
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39 (e)	(64,900)	(65,974,906)
5.50%, 7/01/39 (e)	(59,500)	(61,377,969)
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 7/01/24 (e)	(105,883)	(109,489,397)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39 (e)	(171,695)	(171,319,417)
5.00%, 7/01/39 (e)	(120,700)	(122,812,250)
5.50%, 7/01/39 (e)	(123,800)	(127,746,125)
6.50%, 7/01/39 (e)	(16,900)	(17,993,219)
6.00%, 8/01/39 (e)	(132,700)	(138,630,031)

22	JUNE 30, 2009

Schedule of Investments	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
TBA Sale Commitments
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 7/01/39 (e)	$(28,200)		$(28,746,375)
7.00%, 7/01/39 (e)	(632)		(679,951)
Government National Mortgage Assoc. II 30 Year TBA,
4.50%, 7/01/39 (e)	(4,000)		(3,982,500)

Total TBA Sale Commitments (Proceeds — $852,467,092) — (66.9)%			(857,223,765)

	Contracts
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(110)		(53,281)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.290% and receive a floating rate based on 3-month LIBOR, expiring January 2011, Broker, Credit Suisse International	(2,600	)(j)	(597,042)
Pay a fixed rate of 3.450% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Credit Suisse International	(5,000	)(j)	(1,210,753)
Pay a fixed rate of 3.470% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Morgan Stanley Capital Services, Inc.	(2,000	)(j)	(494,791)
Pay a fixed rate of 4.320% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(7,500	)(j)	(4,355,157)
Pay a fixed rate of 4.335% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Deutsche Bank AG	(10,000	)(j)	(5,884,643)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(2,140	)(j)	(1,781,216)

			(14,323,602)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.290% and pay a floating rate based on 3-month LIBOR, expiring January 2011, Broker, Credit Suisse International	(2,600	)(j)	(2,821,326)
Receive a fixed rate of 3.450% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Credit Suisse International	(5,000	)(j)	(3,761,218)
Receive a fixed rate of 3.470% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Morgan Stanley Capital Services, Inc.	(2,000	)(j)	(1,470,884)
Receive a fixed rate of 4.320% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(7,500	)(j)	(3,339,614)
Receive a fixed rate of 4.335% and pay a floating rate based on the 3-month LIBOR, expiring May 2010, Broker, Deutsche Bank AG	(10,000	)(j)	(4,398,684)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(1,460	)(j)	(1,062,382)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(2,140	)(j)	(675,583)

			(17,529,691)

Total Options Written (Premiums Received — $30,357,038) — (2.5)%			(31,906,574)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 109.7%			1,405,948,623
Liabilities in Excess of Other Assets — (9.7)%			(124,618,270)

Net Assets — 100.0%			$1,281,330,353

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,313,429,983

Gross unrealized appreciation	$21,805,946
Gross unrealized depreciation	(40,156,967)

Net unrealized depreciation	$(18,351,021)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Sales Cost	Interest Income
Federal Housing Authority, Merrill Lynch Project, Pool 42,	$5	$7

(d)	Par is less than $500.

(e)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
AK Capital Services Ltd.	$(679,951)	$4,362
Bank of America, N.A.	$2,922,469	$327,086
Barclays Bank, Plc	$5,055,947	$345,069
BNP Paribas	$40,220,469	$300,781
Citibank, N.A.	$49,827,643	$195,550
Credit Suisse International	$60,164,906	$(906,437)
Deutsche Bank AG	$37,160,139	$2,538,982
Goldman Sachs Bank USA	$(65,321,949)	$(334,947)
Greenwich Capital Markets	$310,219	$(18,672)
JPMorgan Chase Bank, N.A.	$(113,353,813)	$(599,844)
Morgan Stanley Capital Services, Inc.	$(1,615,281)	$1,323,399
UBS AG	$(1,661,358)	$(32,712)

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

JUNE 30, 2009	23

Schedule of Investments	Government Income Portfolio

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$(100,387,578)	$3,157,108

(i)	Represents the current yield as of report date.

(j)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
JPMorgan Chase Bank, N.A.	(2.25)%	07/01/09	07/15/09	$332,387,284	$332,678,378

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
1,614	U.S. Treasury Notes (10 Year)	September 2009	$187,652,719	$135,500
7	Euro Dollar Futures	March 2012	$1,684,288	(16,079)

Total				$119,421

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
768	U.S. Treasury Notes (2 Year)	September 2009	$166,056,000	$(244,096)
146	U.S. Treasury Notes (5 Year)	September 2009	$16,748,938	(819)

Total				$(244,915)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.62%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2011	USD	85,300	$(209,845)
1.49%(a)	3-Month LIBOR	JPMorgan Chase Bank, N.A.	July 2011	USD	91,400	72,276
5.12%(b)	3-month LIBOR	Deutsche Bank AG	August 2012	USD	176,000	18,543,303
4.16%(a)	3-month LIBOR	Barclays Bank, Plc	May 2013	USD	35,900	(2,226,355)
3.88%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	September 2013	USD	124,600	(7,282,677)
3.11%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2014	USD	71,900	577,331
2.93%(b)	3-month LIBOR	Citibank, N.A.	June 2014	USD	27,300	(44,677)
2.91%(b)	3-Month LIBOR	JPMorgan Chase Bank, N.A.	July 2014	USD	76,800	(225,702)
4.58%(a)	3-month LIBOR	UBS AG	November 2014	USD	40,600	(3,203,950)
3.80%(a)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	38,400	(299,237)
3.98%(a)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	57,500	(1,329,372)
4.07%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	90,000	2,588,104
3.92%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2019	USD	20,100	(324,830)
3.80%(b)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	38,300	225,014
3.83%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	5,500	42,788
4.08%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	11,400	(332,163)
3.92%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	11,000	(163,791)
3.70%(a)	3-Month LIBOR	JPMorgan Chase Bank, N.A.	July 2019	USD	21,200	96,073
4.39%(a)	3-month LIBOR	Citibank, N.A.	June 2020	USD	6,400	(117,460)
3.50%(a)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	2,400	326,401

Total						$6,711,231

(a)	Portfolio pays fixed interest rate and receives floating rate.

(b)	Portfolio pays floating interest rate and receives fixed rate.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

24	JUNE 30, 2009

Schedule of Investments (concluded)	Government Income Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$1,064,019	—	$1,064,019
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	63,113,203	—	63,113,203
Project Loans	—	—	$548	548
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,449,643,026	—	1,449,643,026
U.S. Government Sponsored Agency Obligations	—	107,811	—	107,811
U.S. Treasury Obligations	—	511,405,990	—	511,405,990
Short-Term Securities	$259,612,422	—	—	259,612,422
Liabilities:
TBA Sale Commitments	—	(857,223,765)	—	(857,223,765)
Other Financial Instruments[1]:
Assets:	135,500	32,603,233	—	32,738,733
Liabilities:	(314,275)	(380,291,730)	—	(380,606,005)

Total	$259,433,647	$820,421,787	$548	$1,079,855,982

1	Other financial instruments are financial futures contracts, swaps, options and reverse repurchase agreements. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans
Balance, as of September 30, 2008	$231,063	—
Accrued discounts/premiums	30	—
Realized gain/loss	21	—
Change in unrealized appreciation/depreciation[2]	2,732	—
Net purchases/sales	(233,846)	$(8)
Transfers in/out of Level 3	—	556

Balance, as of June 30, 2009	$—	$548

2	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $0.

JUNE 30, 2009	25

Schedule of Investments June 30, 2009 (Unaudited)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts
Diversified Financial Services — 0.3%
Citigroup, Inc., Series E, Depositary Shares,
8.40%(a)(b)	USD	7,455	$5,591,772

	Shares
Common Stocks
Airlines — 0.0%
Delta Air Lines, Inc.(c)		18,191	105,326

Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.		315,710	1,086,042
Dana Holding Corp.(c)		116,814	149,522
Federal Mogul Corp.(c)		123,300	1,165,185
Tenneco, Inc.(c)		252,570	2,677,242
TRW Automotive Holdings Corp.(c)		252,570	2,854,041

			7,932,032

Building Products — 0.4%
Armstrong World Industries, Inc.(c)		331	5,458
Masonite Worldwide Holdings (Canada)(c)(d)		231,433	6,364,408

			6,369,866

Capital Markets — 0.4%
E*TRADE Financial Corp.(c)		4,881,000	6,247,680
Freedom Pay, Inc.(c)		314,534	3,145

			6,250,825

Chemicals — 0.0%
Wellman Holdings, Inc.(c)		4,035	1,009

Communications Equipment — 0.2%
Loral Space & Communications, Inc.(c)		102,979	2,651,709

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(c)		842,908	16,858

Diversified Financial Services — 0.5%
Adelphia Recovery Trust, Series ACC-1 INT(c)		1,108,793	27,720
Adelphia Recovery Trust, Series ACC-4 INT(c)		2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(c)		242,876	41,289
Adelphia Recovery Trust, Series Frontiervision INT(c)		131,748	—
Bank of America Corp.		680,000	8,976,000

			9,054,666

Electrical Equipment — 0.0%
Sunpower Corp. - Class B(c)		1,523	36,476

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.(c)		3,785	38

Household Durables — 0.0%
Beazer Homes USA, Inc.(c)		244,700	447,801

Machinery — 0.0%
Reunion Industries, Inc.(c)		8,341	1,918

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (Canada)(c)(d)(e)		321,575	317,939
Ainsworth Lumber Co. Ltd. (Canada)(c)(d)		286,543	283,304
Western Forest Products, Inc. (Canada)(c)(d)		83,810	18,014
Western Forest Products, Inc. (Canada)(c)(d)		301,922	64,893

			684,150

Pharmaceuticals — 0.0%
Curative Health Services, Inc., Escrow Stock(f)		570,169	114,718

Specialty Retail — 0.0%
Mattress Discounters Corp.(c)		22,488	—

Wireless Telecommunication Services — 0.1%
iPCS, Inc.(c)		143,217	2,142,526

Total Common Stocks — 2.0%			35,809,918

	Par (000)
Corporate Bonds
Advertising — 1.2%
Affinion Group, Inc., Senior Notes,
10.13%, 10/15/13(e)	USD	3,345	3,094,125
Affinion Group, Inc., Senior Unsecured Notes,
10.13%, 10/15/13		6,905	6,387,125
Catalina Marketing Corp., Senior Notes,
10.50%, 10/01/15(e)(g)		15,058	12,422,850

			21,904,100

Aerospace & Defense — 1.0%
L-3 Communications Corp., Senior Subordinated Notes,
5.88%, 1/15/15		7,000	6,212,500
Sequa Corp., Senior Unsecured Notes,
11.75%, 12/01/15(e)		8,390	4,845,225
13.50%, 12/01/15(e)(g)		15,291	7,645,619

			18,703,344

Air Freight & Logistics — 0.4%
FedEx Corp., Senior Unsecured Notes,
8.00%, 1/15/19		6,780	7,726,441

Airlines — 0.5%
American Airlines, Inc., Pass-Through Certificates, Series 99-1,
7.32%, 10/15/09		1,375	1,340,625
Continental Airlines, Inc., Pass-Through Certificates, Series 99-1B,
6.80%, 8/02/18		1,221	885,213
Continental Airlines, Inc., Secured Bonds,
7.88%, 7/02/18		2,550	1,491,788
Delta Air Lines, Inc., Escrow Bonds,
0.00%, 12/31/49(f)(h)		8,370	58,590
UAL Corp., Senior Subordinated Notes,
4.50%, 6/30/21		1,315	433,950
United Air Lines, Inc., Senior Secured Notes,
12.75%, 7/15/12		5,850	5,294,250

			9,504,416

Auto Components — 1.4%
Allison Transmission, Inc., Senior Unsecured Notes,
11.00%, 11/01/15(e)		9,617	7,597,430
11.25%, 11/01/15(e)(g)		105	75,600
American Tire Distributors, Inc., Senior Unsecured Notes,
6.85%, 4/01/12(a)		1,910	1,294,025
The Goodyear Tire & Rubber Co., Senior Unsecured Notes,
5.01%, 12/01/09(a)		1,000	990,000
7.86%, 8/15/11		3,748	3,654,300
8.63%, 12/01/11		6,190	6,097,150

26	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Auto Components (concluded)
Lear Corp., Series B, Senior Unsecured Notes,
5.75%, 8/01/14(h)	USD	1,295	$330,225
8.75%, 12/01/16(h)		2,635	691,687
Stanadyne Corp., Senior Subordinated Unsecured Notes,
10.00%, 8/15/14		3,115	2,429,700
Stanadyne Corp., Senior Unsecured Notes,
0.00%, 2/15/15(i)		5,455	2,454,750

			25,614,867

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Senior Unsecured Notes,
7.75%, 1/15/19(e)		6,005	6,567,404

Broadcasting — 0.0%
Century Communications, Escrow Bonds,
0.00%, 12/31/49(f)(h)		625	17,188

Building Products — 1.0%
Grohe Holding GmbH (Germany),
4.31%, 1/15/14(a)	EUR	1,800	1,691,848
Louisiana-Pacific Corp., Senior Secured Notes,
13.00%, 3/15/17(e)	USD	5	5,124,000
Nortek, Inc., Senior Secured Notes,
10.00%, 12/01/13		7,104	5,700,960
Ply Gem Industries, Inc., Senior Secured Notes,
11.75%, 6/15/13		9,785	6,311,325

			18,828,133

Capital Markets — 0.1%
E*TRADE Financial Corp., Senior Unsecured Notes,
12.50%, 11/30/17(e)(g)		774	859,140
12.50%, 11/30/17(g)		62	68,820

			927,960

Chemicals — 0.8%
Airgas, Inc., Senior Subordinated Notes,
6.25%, 7/15/14		614	578,695
American Pacific Corp., Senior Unsecured Notes,
9.00%, 2/01/15		3,250	2,880,312
CPG International I, Inc., Senior Unsecured Notes,
10.50%, 7/01/13		2,450	1,372,000
Innophos, Inc., Senior Subordinated Unsecured Notes,
8.88%, 8/15/14		3,075	2,813,625
MacDermid, Inc., Senior Subordinated Unsecured Notes,
9.50%, 4/15/17(e)		3,975	2,901,750
Nalco Co., Senior Notes,
8.25%, 5/15/17(e)		4,620	4,643,100

			15,189,482

Commercial Services & Supplies — 1.1%
Aleris International, Inc., Senior Subordinated Unsecured Notes,
10.00%, 12/15/16(h)		5,755	122,294
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(g)(h)		2,450	24,500
ARAMARK Corp., Senior Unsecured Notes,
4.53%, 2/01/15(a)		3,000	2,437,500
Casella Waste Systems, Inc., Senior Subordinated Unsecured Notes,
9.75%, 2/01/13		1,225	1,102,500
Corrections Corp. of America, Senior Subordinated Unsecured Notes,
6.75%, 1/31/14		350	332,500
DI Finance/DynCorp International, Series B, Senior Subordinated Unsecured Notes,
9.50%, 2/15/13		2,606	2,514,790
Harland Clarke Holdings Corp., Senior Unsecured Notes,
5.63%, 5/15/15(a)		1,120	674,800
9.50%, 5/15/15		1,360	1,050,600
Mobile Mini, Inc., Senior Unsecured Notes,
9.75%, 8/01/14		2,750	2,633,125
Park-Ohio Industries, Inc., Senior Subordinated Unsecured Notes,
8.38%, 11/15/14		630	308,700
RBS Global, Inc./Rexnord LLC, Senior Unsecured Notes,
8.88%, 9/01/16		1,810	1,285,100
Tyco International Finance SA (Luxembourg), Senior Unsecured Notes,
8.50%, 1/15/19(d)(j)		4,005	4,440,664
Viant Holdings, Inc., Senior Subordinated Unsecured Notes,
10.13%, 7/15/17(e)		1,265	993,025
Waste Services, Inc., Senior Subordinated Unsecured Notes,
9.50%, 4/15/14		1,850	1,743,625

			19,663,723

Computer Services — 0.2%
SunGard Data Systems, Inc., Senior Unsecured Notes,
10.63%, 5/15/15(e)		4,280	4,194,400

Construction Materials — 0.3%
Dycom Industries, Inc., Senior Subordinated Unsecured Notes,
8.13%, 10/15/15		1,150	966,000
ESCO Corp., Senior Unsecured Notes,
4.50%, 12/15/13(a)(e)		1,110	867,188
8.63%, 12/15/13(e)		2,900	2,508,500
Texas Industries, Inc., Senior Unsecured Notes,
7.25%, 7/15/13		1,105	991,737

			5,333,425

Containers & Packaging — 3.8%
Ball Corp., Senior Unsecured Notes,
6.63%, 3/15/18		655	599,325
Berry Plastics Corp., Secured Notes,
8.88%, 9/15/14		520	438,100
Berry Plastics Corp., Senior Secured Notes,
5.88%, 2/15/15(a)		7,195	6,349,587
Cascades, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/13(d)		1,715	1,496,338
Crown Americas LLC/Crown Americas Capital Corp. II, Senior Unsecured Notes,
7.63%, 5/05/17(e)		4,750	4,583,750
Crown European Holdings SA (France), Senior Secured Notes,
6.25%, 9/01/11	EUR	9,635	12,975,885
Graphic Packaging International, Inc., Senior Subordinated Unsecured Notes,
9.50%, 8/15/13	USD	251	239,705

JUNE 30, 2009	27

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Containers & Packaging (concluded)
Graphic Packaging International, Inc., Senior Unsecured Notes,
8.50%, 8/15/11	USD	1,201	$1,188,990
9.50%, 6/15/17(e)		8,385	8,259,225
Impress Holdings BV (Netherlands), Senior Secured Notes,
4.26%, 9/15/13(a)(d)(e)		4,950	4,139,437
Owens-Brockway Glass Container, Inc., Senior Notes,
7.38%, 5/15/16(e)		5,080	4,927,600
Owens-Brockway Glass Container, Inc., Senior Unsecured Notes,
8.25%, 5/15/13		1,675	1,683,375
6.75%, 12/01/14	EUR	4,130	5,214,427
Packaging Dynamics Finance Corp., Senior Subordinated Notes,
10.00%, 5/01/16(e)	USD	470	155,100
Pregis Corp., Senior Subordinated Notes,
12.38%, 10/15/13		4,715	3,512,675
Rock-Tenn Co., Senior Secured Notes,
5.63%, 3/15/13		3,252	2,922,735
Sealed Air Corp., Senior Notes,
7.88%, 6/15/17(e)		6,445	6,387,511
Solo Cup Co., Senior Secured Notes,
10.50%, 11/01/13(e)		3,005	3,012,512

			68,086,277

Diversified Financial Services — 9.8%
AES Ironwood LLC, Senior Secured Bonds,
8.86%, 11/30/25		3,435	2,970,885
AES Red Oak LLC, Series A, Senior Secured Bonds,
8.54%, 11/30/19		2,503	2,239,998
AES Red Oak LLC, Series B, Senior Secured Bonds,
9.20%, 11/30/29		2,135	1,804,075
Bank of America Corp., Senior Unsecured Notes,
5.65%, 5/01/18(j)		7,500	6,627,233
BCM Ireland Finance Ltd.,
8.28%, 2/15/17(a)(e)	EUR	4,207	1,475,555
BMS Holdings, Inc., Senior Notes,
9.22%, 2/15/12(e)(g)	USD	2,434	359,077
Chukchansi Economic Development Authority, Senior Unsecured Notes,
4.91%, 11/15/12(a)(e)		990	643,500
Chukchansi Economic Development Authority, Senior Unsecured Notes,
8.00%, 11/15/13(e)		445	298,150
Duloxetine Royalty (Cayman Islands), Secured Notes (acquired 9/30/05, cost $2,500,000),
13.00%, 10/15/13(d)(k)		1,600	1,472,000
Eagle-Picher, Inc., Escrow Bonds,
0.00%, 12/31/49(f)(l)		3,285	—
FCE Bank Plc (United Kingdom), Senior Unsecured Notes,
2.12%, 9/30/09(a)	EUR	1,995	2,728,736
7.88%, 2/15/11	GBP	4,500	6,477,963
7.13%, 1/16/12	EUR	13,500	16,003,114
7.13%, 1/16/12		8,850	10,490,931
Ford Motor Credit Co. LLC, Senior Unsecured Notes,
5.70%, 1/15/10	USD	4,550	4,391,437
3.89%, 1/13/12(a)		1,900	1,470,125
8.00%, 12/15/16		3,930	3,004,599
General Motors Acceptance Corp. LLC, Senior Unsecured Notes,
7.25%, 3/02/11(e)		7,000	6,405,000
6.88%, 8/28/12(e)		5,716	4,772,860
2.87%, 12/01/14(a)(e)		18,555	12,988,500
6.75%, 12/01/14(e)		7,532	5,912,620
8.00%, 11/01/31(e)		20,420	14,294,000
General Motors Acceptance Corp. of Canada Ltd., Senior Unsecured Notes,
6.00%, 5/25/10	CAD	12,000	9,519,116
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Unsecured Notes,
8.13%, 6/01/12	USD	4,445	4,089,400
7.13%, 2/15/13(j)		14,091	12,717,128
iPayment Investors LP, Senior Notes,
11.63%, 7/15/14(e)(g)		16,831	4,207,626
Leucadia National Corp., Senior Unsecured Notes,
8.13%, 9/15/15		7,575	6,855,375
Marsico Parent Co. LLC, Senior Subordinated Notes,
10.63%, 1/15/16(e)		6,273	2,634,660
Marsico Parent Hold Co. LLC, Senior Unsecured Notes,
12.50%, 7/15/16(e)(g)		2,474	618,417
Marsico Parent Superhold Co. LLC, Senior Unsecured Notes,
14.50%, 1/15/18(e)(g)		1,692	439,862
NSG Holdings LLC/NSG Holdings, Inc., Senior Secured Notes,
7.75%, 12/15/25(e)		10,470	8,376,000
Residential Capital LLC, Senior Unsecured Notes,
8.38%, 6/30/10		25,542	18,645,660
Southern Star Central Corp., Senior Notes,
6.75%, 3/01/16(e)		2,925	2,606,906

			177,540,508

Diversified Telecommunication Services — 9.3%
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes,
13.38%, 10/15/10(d)(h)		1,627	44,746
Broadview Networks Holdings, Inc., Senior Secured Notes,
11.38%, 9/01/12		7,135	5,636,650
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13		19,065	17,444,475
Digicel Group Ltd. (Bermuda), Senior Notes,
8.88%, 1/15/15(d)(e)		10,195	8,461,850
9.13%, 1/15/15(d)(e)(g)		5,721	4,691,220
Frontier Communications Corp., Senior Unsecured Notes,
6.25%, 1/15/13		1,555	1,430,600
8.25%, 5/01/14		2,010	1,899,450
Inmarsat Finance II Plc (United Kingdom), Senior Secured Notes,
10.38%, 11/15/12(d)(m)		1,480	1,531,800
Inmarsat Finance Plc (United Kingdom), Senior Secured Notes,
7.63%, 6/30/12(d)		600	585,000
Intelsat Corp. (Bermuda), Senior Unsecured Notes,
9.25%, 8/15/14(d)(e)		950	919,125
9.25%, 6/15/16(d)(e)		10,150	9,718,625

28	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Intelsat Corp., Senior Secured Bonds,
6.88%, 1/15/28	USD	2,690	$1,963,700
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Senior Unsecured Notes,
8.50%, 1/15/13(d)		3,000	2,880,000
8.88%, 1/15/15(d)		2,260	2,169,600
Nordic Telephone Co. Holdings Aps (Denmark), Senior Secured Bonds,
8.88%, 5/01/16(d)(e)		8,655	8,352,075
Orascom Telecom Finance SCA (Luxembourg), Senior Unsecured Notes,
7.88%, 2/08/14(d)(e)		1,440	1,216,800
ProtoStar Ltd. (Bermuda), Senior Secured Notes,
18.00%, 10/15/12(d)(e)(h)		10,499	3,359,532
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14		20,425	18,637,813
3.50%, 11/15/25		11,390	11,219,150
Qwest Corp., Senior Unsecured Notes,
3.88%, 6/15/13(a)		2,000	1,787,500
7.50%, 10/01/14(j)		7,735	7,377,256
8.38%, 5/01/16(e)		4,100	3,956,500
6.50%, 6/01/17(j)		3,170	2,789,600
7.50%, 6/15/23		709	563,655
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11(j)		18,140	17,935,925
6.88%, 11/15/28		1,020	724,200
Virgin Media Finance Plc (United Kingdom), Senior Unsecured Notes,
8.75%, 4/15/14(d)		2,665	2,598,375
West Corp., Senior Subordinated Unsecured Notes,
11.00%, 10/15/16		8,580	7,164,300
West Corp., Senior Unsecured Notes,
9.50%, 10/15/14		1,965	1,719,375
Wind Acquisition Finance SA (Luxembourg), Senior Secured Notes,
10.75%, 12/01/15(d)(e)		8,290	8,290,000
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13		6,295	6,090,412
8.63%, 8/01/16		5,430	5,199,225

			168,358,534

Electric Utilities — 2.3%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17		3,016	2,804,638
AES Eastern Energy LP, Pass-Through Certificates, Series 99-B,
9.67%, 1/02/29		500	428,750
Calpine Construction Finance Co. LP/CCFC Finance Corp., Senior Secured Notes,
8.00%, 6/01/16(e)		10,775	10,317,062
Edison Mission Energy, Senior Unsecured Notes,
7.20%, 5/15/19		535	398,575
Elwood Energy LLC, Senior Secured Notes,
8.16%, 7/05/26		4,233	3,519,289
Energy Future Holdings Corp., Senior Unsecured Notes,
11.25%, 11/01/17(g)		16,102	9,822,220
Entergy Texas, Inc., Mortgage Secured Notes,
7.13%, 2/01/19		3,125	3,257,825
FPL Energy National Wind Portfolio LLC, Senior Secured Bonds,
6.13%, 3/25/19(e)		461	448,134
Ipalco Enterprises, Inc., Notes,
7.25%, 4/01/16(e)		2,410	2,301,550
Ipalco Enterprises, Inc., Senior Secured Notes,
8.63%, 11/14/11		1,960	1,969,800
Mirant America Corp., Escrow Bonds,
0.00%, 12/31/49(e)(h)		1,880	—
0.00%, 12/31/49(e)(f)(h)(l)		3,270	—
Mirant Americas Generation LLC, Escrow Bonds,
0.00%, 12/31/49(f)(h)		1,215	—
Tenaska Alabama Partners LP, Senior Secured Notes,
7.00%, 6/30/21(e)		800	688,878
Texas Competitive Electric Holdings Co. LLC, Senior Unsecured Notes,
10.50%, 11/01/16(g)		12,073	5,493,187

			41,449,908

Electronic Equipment & Instruments — 0.1%
Sanmina-SCI Corp., Senior Subordinated Unsecured Notes,
8.13%, 3/01/16		2,515	1,832,806

Energy Equipment & Services — 1.0%
Compagnie Generale de Geophysique (France), Senior Notes,
9.50%, 5/15/16(d)(e)		3,500	3,491,250
Compagnie Generale de Geophysique (France), Senior Unsecured Notes,
7.75%, 5/15/17(d)		5,490	4,995,900
Hornbeck Offshore Services, Inc., Series B, Senior Unsecured Notes,
6.13%, 12/01/14		955	865,469
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes,
8.75%, 12/01/11(d)		2,870	2,496,900
Transocean, Inc. (Cayman Islands), Series A, Senior Unsecured Notes,
1.63%, 12/15/37(d)		6,905	6,525,225

			18,374,744

Food & Staples Retailing — 0.3%
Rite Aid Corp., Senior Secured Notes,
9.75%, 6/12/16(e)		3,960	3,960,000
SUPERVALU, Inc., Senior Unsecured Notes,
8.00%, 5/01/16		1,620	1,571,400

			5,531,400

Food Products — 0.9%
AmeriQual Group LLC, Senior Secured Notes,
9.50%, 4/01/12(e)		625	375,000
JBS USA LLC/JBS USA Finance, Inc., Senior Notes,
11.63%, 5/01/14(e)		2,440	2,305,800
Smithfield Foods. Inc., Senior Secured Notes,
10.00%, 7/15/14(e)		5,000	4,937,500
Tyson Foods, Inc., Senior Unsecured Notes,
10.50%, 3/01/14(e)		7,150	7,757,750

			15,376,050

Health Care Equipment & Supplies — 1.8%
Biomet, Inc., Senior Unsecured Notes,
10.00%, 10/15/17		3,440	3,500,200
DJO Finance LLC/DJO Finance Corp., Senior Unsecured Notes,
10.88%, 11/15/14		20,245	17,714,375

JUNE 30, 2009	29

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Health Care Equipment & Supplies (concluded)
Hologic, Inc., Senior Unsecured Notes,
2.00%, 12/15/37(m)	USD	15,590	$11,068,900

			32,283,475

Health Care Providers & Services — 1.6%
Community Health Systems, Inc., Senior Unsecured Notes,
8.88%, 7/15/15		8,370	8,202,600
Tenet Healthcare Corp., Senior Secured Notes,
9.00%, 5/01/15(a)(e)		10,044	10,119,330
10.00%, 5/01/18(a)(e)		9,854	10,346,700

			28,668,630

Hotels, Restaurants & Leisure — 2.0%
Buffets Restaurants Holdings, Inc., Escrow Bonds,
0.00%, 12/31/49(h)		1,980	2
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Secured Mortgage Notes,
10.25%, 6/15/15(e)(h)		2,115	79,312
Gaylord Entertainment Co., Senior Unsecured Notes,
8.00%, 11/15/13		4,015	3,422,788
Greektown Holdings LLC, Senior Unsecured Notes,
10.75%, 12/01/13(e)(h)		2,698	168,625
Harrah’s Operating Co., Inc., Senior Secured Notes,
10.00%, 12/15/15(e)		3,003	1,831,830
10.00%, 12/15/18(e)		3,679	2,115,425
10.00%, 12/15/18(e)		5,382	3,094,650
Little Traverse Bay Bands of Odawa Indians, Senior Notes,
10.25%, 2/15/14(e)		1,075	451,500
Mashantucket Western Pequot Tribe, Bonds,
8.50%, 11/15/15(e)		35	17,500
MGM Mirage, Senior Secured Notes,
10.38%, 5/15/14(e)		5,150	5,343,125
11.13%, 11/15/17(e)		7,000	7,420,000
Scientific Games Corp., Senior Subordinated Unsecured Notes,
0.75%, 12/01/24(m)		2,630	2,547,812
Scientific Games International, Inc., Notes,
9.25%, 6/15/19(e)		5,290	5,290,000
Snoqualmie Entertainment Authority, Senior Secured Notes,
5.38%, 2/01/14(a)(e)		1,220	585,600
Virgin River Casino Corp., Senior Secured Notes,
9.00%, 1/15/12(h)		14,355	1,471,388
Waterford Gaming LLC, Senior Secured Notes,
8.63%, 9/15/14(e)		4,063	2,437,800

			36,277,357

Household Durables — 2.2%
American Greetings Corp., Senior Unsecured Notes,
7.38%, 6/01/16		210	150,150
Ames True Temper, Inc., Senior Unsecured Notes,
5.13%, 1/15/12(a)		5,865	4,838,625
Beazer Homes USA, Inc., Senior Unsecured Notes,
8.38%, 4/15/12		13,515	7,973,850
8.13%, 6/15/16		5,591	2,683,680
Centex Corp., Senior Unsecured Notes,
4.55%, 11/01/10		590	576,725
Jarden Corp., Senior Unsecured Notes,
8.00%, 5/01/16		1,415	1,351,325
K. Hovnanian Enterprises, Inc., Senior Unsecured Notes,
6.38%, 12/15/14		1,015	527,800
6.25%, 1/15/15		3,720	1,897,200
6.25%, 1/15/16		4,240	2,120,000
7.50%, 5/15/16		6,265	3,069,850
KB Home, Senior Unsecured Notes,
6.38%, 8/15/11		1,405	1,355,825
Meritage Homes Corp., Senior Unsecured Notes,
6.25%, 3/15/15		2,500	1,962,500
Standard Pacific Corp., Senior Unsecured Notes,
6.25%, 4/01/14		4,950	3,489,750
Stanley-Martin Communities LLC, Senior Subordinated Unsecured Notes,
9.75%, 8/15/15		4,970	1,242,500
Toll Brothers Finance Corp., Senior Unsecured Notes,
8.91%, 10/15/17		6,560	6,708,407

			39,948,187

Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc., Senior Unsecured Notes,
7.25%, 2/01/14		2,175	2,109,750
7.38%, 2/01/16		22,925	21,692,781
8.50%, 6/15/19		6,825	6,611,719

			30,414,250

Industrial Conglomerates — 0.1%
Icahn Enterprises LP, Senior Unsecured Notes,
4.00%, 8/15/13(a)(e)		2,155	1,522,723

Insurance — 0.3%
Americo Life, Inc., Notes,
7.88%, 5/01/13(e)		6,000	3,930,000
USI Holdings Corp., Senior Unsecured Notes,
4.76%, 11/15/14(a)(e)		1,760	1,144,000

			5,074,000

Iron/Steel — 0.1%
California Steel Industries, Inc., Senior Notes,
6.13%, 3/15/14		1,990	1,681,550
RathGibson, Inc., Senior Unsecured Notes,
11.25%, 2/15/14(h)		910	327,600

			2,009,150

IT Services — 0.5%
Alliance Data Systems Corp., Senior Notes,
1.75%, 8/01/13(e)		11,485	8,441,475

Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
8.00%, 9/15/16(e)		5,500	5,445,000
Bio-Rad Laboratories, Inc., Senior Subordinated Unsecured Notes,
7.50%, 8/15/13		1,270	1,252,538

			6,697,538

Machinery — 0.7%
Accuride Corp., Senior Subordinated Notes,
8.50%, 2/01/15		4,180	836,000
Ingersoll-Rand Global Holding Co. Ltd (Bermuda), Senior Unsecured Notes,
9.50%, 4/15/14(d)		5,710	6,252,947

30	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Machinery (concluded)
Synventive Molding Solutions,
14.00%, 7/14/11	USD	500	$200,000
Titan International, Inc., Senior Unsecured Notes,
8.00%, 1/15/12		5,370	4,859,850

			12,148,797

Marine — 0.4%
Horizon Lines, Inc., Senior Unsecured Notes,
4.25%, 8/15/12		8,363	5,864,554
Navios Martime Holdings, Inc. (Marshall Islands), Senior Unsecured Notes,
9.50%, 12/15/14(d)		1,198	982,360

			6,846,914

Media — 7.5%
Adelphia Communications Corp., Escrow Bonds,
0.00%, 12/31/49(f)(h)		1,125	21,094
0.00%, 12/31/49(f)(h)		1,925	—
Cablevision Systems Corp., Series B, Senior Unsecured Notes,
8.00%, 4/15/12		2,265	2,242,350
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes,
8.75%, 11/15/13		6,145	5,837,750
Cengage Learning Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(e)		27,255	22,076,550
Charter Communications Holdings II LLC, Senior Unsecured Notes,
10.25%, 9/15/10(h)		3,185	3,360,175
Charter Communications Holdings II LLC, Series B, Senior Unsecured Notes,
10.25%, 9/15/10(h)		6,625	6,956,250
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes,
10.38%, 4/30/14(e)(h)		8,880	8,502,600
CMP Susquehanna Radio Holdings Corp., Notes,
9.88%, 5/15/14		320	6,400
Cox Communications, Inc., Senior Unsecured Bonds,
8.38%, 3/01/39(e)		10,025	11,177,705
CSC Holdings, Inc., Senior Unsecured Notes,
8.50%, 4/15/14(e)		4,050	4,014,562
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Senior Unsecured Notes,
8.38%, 3/15/13		6,380	6,395,950
DISH DBS Corp., Senior Unsecured Notes,
6.38%, 10/01/11		3,000	2,910,000
7.00%, 10/01/13		12,675	12,041,250
ION Media Networks, Inc., Series A, Senior Subordinated Unsecured Notes,
11.00%, 7/31/13(h)		159	16
Lamar Advertising Co., Series B, Senior Unsecured Notes,
2.88%, 12/31/10		2,880	2,811,600
Liberty Media Corp., Senior Unsecured Debentures,
3.13%, 3/30/23		1,400	1,188,250
Local Insight Regatta Holdings, Inc., Senior Subordinated Unsecured Notes,
11.00%, 12/01/17		3,198	847,470
Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Unsecured Notes,
8.50%, 10/15/15		3,385	3,046,500
Mediacom LLC/Mediacom Capital Corp., Senior Unsecured Notes,
9.50%, 1/15/13		345	328,612
Network Communications, Inc., Senior Unsecured Notes,
10.75%, 12/01/13		2,215	443,000
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes,
11.63%, 2/01/14(e)		1,760	1,746,800
11.50%, 5/01/16(e)		1,400	1,361,500
Nielsen Finance LLC/Nielsen Finance Co., Senior Unsecured Notes,
9.00%, 8/01/14	EUR	950	1,132,809
10.00%, 8/01/14	USD	13,090	12,386,412
0.00%, 8/01/16(i)		620	398,350
Rainbow National Services LLC, Senior Subordinated Unsecured Notes,
10.38%, 9/01/14(e)		8,143	8,438,184
Rainbow National Services LLC, Senior Unsecured Notes,
8.75%, 9/01/12(e)		2,400	2,418,000
UPC Holding BV (Netherlands), Senior Unsecured Notes,
9.88%, 4/15/18(d)(e)		4,800	4,566,000
Virgin Media, Inc., Senior Unsecured Notes,
6.50%, 11/15/16(e)		7,875	6,103,125
WMG Acquisition Corp., Senior Secured Notes,
9.50%, 6/15/16(e)		2,085	2,074,575

			134,833,839

Metals & Mining — 2.5%
Anglo American Capital Plc (United Kingdom), Notes,
9.38%, 4/08/19(d)(e)		3,415	3,688,200
CII Carbon LLC, Senior Subordinated Notes,
11.13%, 11/15/15(e)		3,010	2,170,962
Evraz Group SA (Luxembourg), Senior Unsecured Notes,
8.88%, 4/24/13(d)(e)		4,350	3,567,000
9.50%, 4/24/18(d)(e)		2,930	2,263,425
FMG Finance Property Ltd. (Australia), Notes,
4.67%, 9/01/11(a)(d)(e)		2,780	2,654,900
10.63%, 9/01/16(d)(e)		3,965	3,806,400
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
5.00%, 4/01/15(a)		3,412	3,193,803
Novelis, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/15(d)		1,575	1,197,000
Ryerson, Inc., Senior Secured Notes,
8.40%, 11/01/14(a)		1,930	1,404,075
12.00%, 11/01/15		610	497,150
Steel Dynamics, Inc., Senior Unsecured Notes,
7.38%, 11/01/12		3,005	2,847,238
Teck Resources Ltd. (Canada), Senior Secured Notes,
10.25%, 5/15/16(d)(e)		2,860	2,995,850
10.75%, 5/15/19(d)(e)		11,100	11,932,500

JUNE 30, 2009	31

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Metals & Mining (concluded)
Vedanta Resources Plc (United Kingdom), Senior Unsecured Notes,
9.50%, 7/18/18(d)(e)	USD	3,960	$3,286,800

			45,505,303

Multiline Retail — 0.4%
Macy’s Retail Holdings, Inc., Senior Unsecured Notes,
5.35%, 3/15/12		3,000	2,730,636
5.88%, 1/15/13		5,105	4,472,475

			7,203,111

Multi-Utilities — 0.2%
CMS Energy Corp., Senior Notes,
8.75%, 6/15/19		3,020	3,055,403

Oil, Gas & Consumable Fuels — 11.0%
Arch Western Finance LLC, Senior Secured Notes,
6.75%, 7/01/13		5,085	4,640,062
Atlas Energy Resources LLC, Senior Unsecured Notes,
10.75%, 2/01/18(e)		11,540	10,876,450
Atlas Pipeline Partners LP, Senior Unsecured Notes,
8.75%, 6/15/18(e)		4,500	3,082,500
Berry Petroleum Co., Senior Subordinated Unsecured Notes,
8.25%, 11/01/16		815	698,862
Bill Barrett Corp., Senior Notes,
9.88%, 7/15/16		2,215	2,108,060
Chesapeake Energy Corp., Senior Unsecured Notes,
9.50%, 2/15/15		4,325	4,357,438
6.38%, 6/15/15		4,670	4,156,300
6.63%, 1/15/16		2,040	1,790,100
7.25%, 12/15/18		2,705	2,353,350
6.88%, 11/15/20		300	241,500
2.25%, 12/15/38		5,100	3,130,125
Cimarex Energy Co., Senior Unsecured Notes,
7.13%, 5/01/17		3,115	2,741,200
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.63%, 12/01/13(d)		1,195	663,225
Connacher Oil and Gas Ltd. (Canada), Secured Notes,
10.25%, 12/15/15(d)(e)		7,375	4,461,875
Connacher Oil and Gas Ltd. (Canada), Senior Secured Notes,
11.75%, 7/15/14(d)(e)		1,685	1,626,025
Corral Petroleum Holdings AB (Sweden), Senior Subordinated Secured Notes,
2.63%, 4/15/10(d)(e)(g)		928	500,847
Denbury Resources, Inc., Senior Subordinated Notes,
9.75%, 3/01/16		5,885	6,046,838
Denbury Resources, Inc., Senior Subordinated Unsecured Notes,
7.50%, 4/01/13		185	176,675
7.50%, 12/15/15		4,150	3,942,500
Drummond Co., Inc., Senior Unsecured Notes,
7.38%, 2/15/16(e)		3,460	2,525,800
Dynegy Holdings, Inc., Senior Unsecured Notes,
8.38%, 5/01/16		1,515	1,283,962
7.75%, 6/01/19		992	772,520
Dynegy Roseton/Danskammer, Pass-Through Trust, Series B, Secured Bonds,
7.67%, 11/08/16		5,225	4,584,937
El Paso Corp., Senior Unsecured Notes,
8.25%, 2/15/16		5,000	4,862,500
Encore Acquisition Co., Senior Subordinated Notes,
9.50%, 5/01/16		275	270,875
Encore Acquisition Co., Senior Subordinated Unsecured Notes,
6.00%, 7/15/15		3,400	2,805,000
EXCO Resources, Inc., Senior Unsecured Notes,
7.25%, 1/15/11		4,255	4,127,350
Forest Oil Corp., Senior Notes,
8.50%, 2/15/14(e)(j)		13,360	13,126,200
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19		1,955	1,749,725
7.25%, 6/15/19(e)		8,390	7,509,050
Foundation Pennsylvania Coal Co. LLC, Senior Unsecured Notes,
7.25%, 8/01/14		3,225	3,160,500
Frontier Oil Corp., Escrow Bonds,
0.00%, 12/31/49(f)(h)		500	—
Hess Corp., Senior Unsecured Notes,
8.13%, 2/15/19		5,765	6,563,187
Kinder Morgan Finance Co. ULC (Canada), Senior Unsecured Notes,
5.35%, 1/05/11(d)		6,450	6,321,000
Massey Energy Co., Senior Unsecured Notes,
3.25%, 8/01/15		11,900	7,854,000
Newfield Exploration Co., Senior Subordinated Unsecured Notes,
6.63%, 9/01/14		1,380	1,271,325
6.63%, 4/15/16		1,700	1,534,250
7.13%, 5/15/18		895	813,331
OPTI, Inc. (Canada), Senior Secured Notes,
7.88%, 12/15/14(d)		4,632	2,999,220
8.25%, 12/15/14(d)		8,850	5,841,000
Overseas Shipholding Group, Inc., Senior Unsecured Debentures,
8.75%, 12/01/13		3,980	3,681,500
Peabody Energy Corp., Series B, Senior Unsecured Notes,
6.88%, 3/15/13		4,700	4,653,000
PetroHawk Energy Corp., Senior Notes,
10.50%, 8/01/14(e)		4,855	4,964,238
PetroHawk Energy Corp., Senior Unsecured Notes,
7.88%, 6/01/15		5,280	4,884,000
Range Resources Corp., Senior Subordinated Unsecured Notes,
7.38%, 7/15/13		2,325	2,281,406
8.00%, 5/15/19		4,100	4,033,375
Sabine Pass LNG LP, Senior Secured Notes,
7.50%, 11/30/16		1,500	1,211,250
SandRidge Energy, Inc., Senior Unsecured Notes,
4.22%, 4/01/14(a)		2,250	1,767,481
8.63%, 4/01/15(a)(g)		425	381,438
9.88%, 5/15/16(e)		5,000	4,825,000
8.00%, 6/01/18(e)		6,300	5,386,500
Southwestern Energy Co., Senior Notes,
7.50%, 2/01/18(e)		2,165	2,078,400

32	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Swift Energy Co., Senior Unsecured Notes,
7.13%, 6/01/17	USD	3,950	$2,784,750
Tennessee Gas Pipeline Co., Senior Unsecured Note,
8.00%, 2/01/16		4,390	4,598,525
Whiting Petroleum Corp., Senior Subordinated Unsecured Notes,
7.25%, 5/01/13		4,070	3,856,325
The Williams Cos., Inc., Senior Unsecured Notes,
8.75%, 1/15/20(e)		4,555	4,748,588
7.88%, 9/01/21		5,340	5,259,900

			198,965,340

Paper & Forest Products — 2.4%
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
11.00%, 7/29/15(d)(e)		2,412	765,775
Boise Cascade LLC, Senior Subordinated Unsecured Notes,
7.13%, 10/15/14		2,679	1,413,172
Catalyst Paper Corp. (Canada), Senior Unsecured Notes,
7.38%, 3/01/14(d)		2,275	966,875
Clearwater Paper Corp., Senior Unsecured Notes,
10.63%, 6/15/16(e)		3,750	3,825,000
Domtar Corp., Senior Unsecured Notes,
7.88%, 10/15/11		122	118,950
Georgia-Pacific LLC, Senior Unsecured Notes,
8.13%, 5/15/11		2,700	2,700,000
8.25%, 5/01/16(e)		10,600	10,282,000
International Paper Co., Senior Unsecured Notes,
9.38%, 5/15/19		4,980	5,076,408
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12		21,360	10,252,800
Verso Paper Holdings LLC/Verso Paper, Inc., Senior Secured Notes,
11.50%, 7/01/14(e)		3,500	3,202,500
Verso Paper Holdings LLC/Verso Paper, Inc., Series B, Senior Secured Notes,
4.78%, 8/01/14(a)		1,825	857,750
Verso Paper Holdings LLC/Verso Paper, Inc., Series B, Senior Subordinated Secured Notes,
9.13%, 8/01/14		6,540	3,041,100
Verso Paper Holdings LLC/Verso Paper, Inc., Series B, Senior Subordinated Unsecured Notes,
11.38%, 8/01/16		3,465	970,200

			43,472,530

Pharmaceuticals — 1.2%
Angiotech Pharmaceuticals, Inc. (Canada), Senior Unsecured Notes,
4.42%, 12/01/13(a)(d)		10,490	7,919,950
Axcan Intermediate Holdings, Inc., Senior Unsecured Notes,
12.75%, 3/01/16		4,540	4,596,750
Catalent Pharma Solutions, Inc., Senior Subordinated Unsecured Notes,
9.75%, 4/15/17	EUR	630	327,006
Catalent Pharma Solutions, Inc., Senior Unsecured Notes,
9.50%, 4/15/15	USD	4,460	2,324,775
Elan Finance Plc/Elan Finance Corp. (Ireland), Senior Unsecured Notes,
8.88%, 12/01/13(d)		615	562,725
Valeant Pharmaceuticals International, Senior Unsecured Notes,
8.38%, 6/15/16(e)		5,235	5,195,738

			20,926,944

Professional Services — 0.3%
FTI Consulting, Inc., Senior Unsecured Notes,
7.75%, 10/01/16		2,905	2,774,275
U.S. Investigations Services, Inc., Senior Subordinated Unsecured Notes,
10.50%, 11/01/15(e)		4,100	3,341,500

			6,115,775

Real Estate — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes (acquired 9/16/05 through 2/3/09, cost $3,212,496),
0.00%, 6/30/15(e)(i)		2,878	431,730
Realogy Corp., Senior Subordinated Unsecured Notes,
12.38%, 4/15/15		3,110	870,800
Realogy Corp., Senior Unsecured Notes,
10.50%, 4/15/14		2,500	1,081,250
Tropicana Entertainment LLC/Tropicana Finance Corp., Senior Subordinated Unsecured Notes,
9.63%, 12/15/14(h)		685	5,994

			2,389,774

Real Estate Investment Trusts — 0.5%
HCP, Inc., Senior Unsecured Notes,
5.65%, 12/15/13		5,924	5,393,518
iStar Financial, Inc., Series B, Senior Unsecured Notes,
5.13%, 4/01/11		2,250	1,305,000
The Rouse Co. LP, Senior Unsecured Notes,
5.38%, 11/26/13(h)		5,090	3,206,700

			9,905,218

Retail — 1.1%
Dollar General Corp., Senior Unsecured Notes,
10.63%, 7/15/15		6,570	7,095,600
General Nutrition Centers, Inc., Senior Subordinated Notes,
10.75%, 3/15/15		6,590	5,601,500
General Nutrition Centers, Inc., Senior Unsecured Notes,
6.40%, 3/15/14(a)		5,345	4,276,000
Lazydays RV Center, Inc., Senior Unsecured Notes,
11.75%, 5/15/12(h)		4,240	42,400
Michaels Stores, Inc., Senior Subordinated Unsecured Notes,
11.38%, 11/01/16		3,760	2,462,800
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14		250	210,000

			19,688,300

Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, Senior Secured Notes,
3.79%, 6/01/13(a)(e)(h)		4,155	2,700,750

Software — 1.2%
First Data Corp., Senior Subordinated Notes,
11.25%, 3/31/16(e)		29,905	17,344,900

JUNE 30, 2009	33

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Software (concluded)
First Data Corp., Senior Unsecured Notes,
9.88%, 9/24/15	USD	4,790	$3,400,900

			20,745,800

Specialty Retail — 1.7%
Asbury Automotive Group, Inc., Senior Subordinated Unsecured Notes,
8.00%, 3/15/14		1,700	1,411,000
7.63%, 3/15/17		1,590	1,128,900
Group 1 Automotive, Inc., Senior Unsecured Notes,
2.25%, 6/15/36(m)		3,320	2,128,950
The Hertz Corp., Senior Unsecured Notes,
7.88%, 1/01/14	EUR	6,582	7,386,894
Ltd. Brands, Inc., Senior Notes,
8.50%, 6/15/19(e)	USD	4,445	4,258,706
Penske Auto Group, Inc., Senior Subordinated Unsecured Notes,
7.75%, 12/15/16		4,950	3,997,125
Rent-A-Center, Inc., Series B, Senior Subordinated Unsecured Notes,
7.50%, 5/01/10		230	230,000
RSC Equipment Rental, Inc., Senior Secured Notes,
10.00%, 7/15/17(e)		5,430	5,430,000
Sunstate Equipment Co. LLC, Senior Unsecured Notes,
10.50%, 4/01/13(e)		7,760	5,432,000

			31,403,575

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., Senior Unsecured Notes,
8.88%, 4/01/16		1,600	1,548,000
Quiksilver, Inc., Senior Unsecured Notes,
6.88%, 4/15/15		2,000	1,060,000

			2,608,000

Tobacco — 0.8%
Altria Group, Inc., Senior Unsecured Notes,
10.20%, 2/06/39		4,890	5,777,863
Lorillard Tobacco Co., Senior Notes,
8.13%, 6/23/19		3,115	3,223,293
Vector Group Ltd., Senior Secured Notes,
11.00%, 8/15/15		6,400	5,920,000

			14,921,156

Trading Companies & Distributors — 0.1%
Russel Metals, Inc. (Canada), Senior Unsecured Notes,
6.38%, 3/01/14(d)		1,625	1,318,281

Travel Services — 0.0%
Travelport LLC, Senior Subordinated Unsecured Notes,
11.88%, 9/01/16		1,000	590,000

Wireless Telecommunication Services — 4.4%
American Tower Corp., Senior Unsecured Notes,
5.00%, 2/15/10		4,270	4,275,338
7.13%, 10/15/12		580	583,625
Cricket Communications, Inc., Senior Secured Notes,
7.75%, 5/15/16(e)		7,750	7,459,375
Cricket Communications, Inc., Senior Unsecured Notes,
9.38%, 11/01/14		10,040	9,889,400
10.00%, 7/15/15		6,000	6,060,000
Crown Castle International Corp., Senior Unsecured Notes,
9.00%, 1/15/15(j)		1,790	1,821,325
FiberTower Corp., Senior Secured Notes,
9.00%, 11/15/12(e)		3,292	1,357,785
9.00%, 11/15/12		1,234	509,169
iPCS, Inc., Senior Secured Notes,
3.15%, 5/01/13(a)		12,130	9,582,700
Leap Wireless International, Inc., Senior Unsecured Notes,
4.50%, 7/15/14		3,060	2,378,844
MetroPCS Wireless, Inc., Senior Notes,
9.25%, 11/01/14(e)		5,040	4,989,600
MetroPCS Wireless, Inc., Senior Unsecured Notes,
9.25%, 11/01/14		14,666	14,574,337
Nextel Communications, Inc., Series D, Senior Unsecured Notes,
7.38%, 8/01/15		3,900	3,110,250
Nextel Communications, Inc., Series E, Senior Unsecured Notes,
6.88%, 10/31/13		5,360	4,435,400
NII Holdings, Inc., Senior Unsecured Notes,
2.75%, 8/15/25		3,800	3,553,000
Sprint Nextel Corp., Senior Unsecured Notes,
1.00%, 6/28/10(a)(j)		5,020	4,733,102

			79,313,250

Total Corporate Bonds — 83.4%			1,506,719,955

Floating Rate Loan Interests
Air Transportation — 0.0%
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49(a)		8,100	10,125

Auto Components — 0.7%
Lear Corp., Term Loan,
5.34%, 4/25/12(a)		997	693,299
Navistar International Corp., Revolving Credit-Linked Deposit,
3.72%, 1/19/12(a)		878	755,916
Navistar International Corp., Revolving Term Loan,
3.68%, 1/19/12(a)		3,068	2,640,684
Navistar International Corp., Term Advance,
3.68%, 1/19/12(a)		10,853	9,340,650

			13,430,549

Business Services — 0.5%
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18(a)		13,293	9,304,835

Chemicals — 0.7%
PQ Corp. (aka Niagara Acquisition, Inc.), Loan (Second Lien) (acquired 5/13/08, cost $9,191,250),
7.54%, 7/30/15(a)(k)		10,750	4,300,000
PQ Corp. (aka Niagara Acquisition, Inc.), Original Term Loan (First Lien),
4.29%, 7/30/14(a)		3,525	2,708,374
4.47%, 7/30/14(a)		188	144,062
Solutia, Inc., Term Loan,
7.25%, 2/28/14(a)		3,749	3,433,021

34	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests
Chemicals (concluded)
Wellman Holdings, Inc., Second Lien,
10.00%, 1/29/19(a)(e)	USD	2,690	$2,690,000

			13,275,457

Construction Materials — 0.1%
Building Materials Corp. of America, Term Loan,
3.06%, 2/24/14(a)		2,508	2,177,245

Entertainment & Leisure — 0.3%
EB Sports Corp., Loan,
7.57%, 5/01/12(a)		6,742	4,341,293
HIT Entertainment, Inc. (United Kingdom), Term Loan (Second Lien),
6.74%, 1/31/13(a)(d)		1,500	465,000

			4,806,293

Finance — 1.2%
Affinion Group Holdings, Inc., Loan,
9.27%, 3/01/12(a)		7,900	6,162,000
BLB Worldwide Holdings, Inc. (Wembley, Inc.), Second Priority Term Loan,
6.50%, 8/31/12(a)		500	175,862
Marsico Parent Co. LLC, Term Loan,
4.63%, 11/14/14(a)		1,224	581,201
7.50%, 11/14/14(a)		163	77,445
Wind Acquisition Holdings Finance S.A. (Luxembourg), Dollar PIK Loan,
8.36%, 12/21/11(a)(d)		813	815,183
Wind Finance SL S.A. (Luxembourg), Dollar Facility (Second Lien),
7.99%, 12/17/14(a)(d)		2,250	2,109,375
Wind Finance SL S.A. (Luxembourg), Euro Facility (Second Lien),
7.20%, 12/17/14(a)	EUR	8,120	10,775,583

			20,696,649

Food & Staples Retailing — 0.5%
Rite Aid Corp. Tranche 4 Term Loan,
7.16%, 6/04/15(a)	USD	8,100	8,056,122

Health Care Providers & Services — 0.7%
HCA, Inc., Tranche A-1 Term Loan,
3.22%, 11/19/12(a)		14,221	12,892,321

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc., Credit-Linked Deposit,
1.12%, 2/01/13(a)		905	849,865
NRG Energy, Inc., Term Loan,
2.72%, 2/01/13(a)		1,691	1,587,457

			2,437,322

Manufacturing — 0.8%
Allison Transmission, Inc., Term Loan,
3.07%, 8/07/14(a)		3,931	3,106,873
3.08%, 8/07/14(a)		362	286,344
Delphi Corp., Initial Tranche C Loan (DIP),
10.50%, 12/31/09(a)		26,718	8,149,078
Delphi Corp., Subsequent Tranche C Loan (DIP),
10.50%, 12/31/09(a)		2,757	840,861
ProtoStar Ltd. (Bermuda), Revolving Term Loan,
13.00%, 9/30/10(a)(d)		1,237	1,212,260

			13,595,416

Media — 0.5%
Newsday, LLC, Fixed Rate Term Loan,
9.75%, 8/01/13(a)		3,805	3,805,000
Nielsen Finance LLC, Dollar Term Loan,
2.38%, 8/09/13(a)		816	733,103
Nielsen Finance, LLC, Dollar A Term Loan,
2.38%, 8/09/13(a)		184	165,000
Nielsen Finance, LLC, Dollar B Term Loan,
4.36%, 5/01/16(a)		2,088	1,875,295
Quebecor, Exit Term Loan,
3.58%, 6/30/12(a)		3,000	2,820,000

			9,398,398

Medical & Medical Services — 0.1%
Rotech Healthcare, Inc., Term Loan,
6.43%, 9/26/11(a)		3,104	931,054

Motor Vehicles — 0.7%
Dana Holding Corp., Term Advance,
6.50%, 1/31/15(a)		2,155	1,376,526
7.25%, 1/31/15(a)		8,315	5,311,161
Ford Motor Co., Term Loan,
3.56%, 12/16/13(a)		7,500	5,407,500

			12,095,187

Multi-Utilities — 1.0%
MACH Gen LLC, Synthetic L/C Loan (First Lien),
3.47%, 2/22/14(a)		460	390,916
MACH Gen LLC, Term C Loan,
8.76%, 12/31/49(a)		4,362	2,926,242
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-1 Term Loan,
3.82%, 10/10/14(a)		7	4,664
3.88%, 10/10/14(a)		1,282	911,857
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-2 Term Loan,
3.88%, 10/10/14(a)		2,681	1,911,396
3.93%, 10/10/14(a)		21	14,703
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-3 Term Loan,
3.88%, 10/10/14(a)		16,538	11,785,573
3.93%, 10/10/14(a)		127	90,658

			18,036,009

Oil, Gas & Consumable Fuels — 0.1%
Dynegy Holdings, Inc., Term L/C Loan,
1.93%, 4/02/13(a)		2,789	2,494,814
Dynegy Holdings, Inc., Tranche B Term Loan,
1.93%, 4/02/13(a)		134	119,839

			2,614,653

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada), Term Loan,
5.31%, 6/12/14(a)(d)		2,000	1,200,000
Verso Paper Finance Holdings LLC, Loan,
6.76%, 2/01/13(a)		7,612	380,609
7.51%, 2/01/13(a)		277	13,830

			1,594,439

Publishing & Printing — 0.5%
HMH Publishing Co. Ltd. (aka Education Media), Mezzanine,
11.75%, 11/14/14(a)		22,689	3,403,320
HMH Publishing Co. Ltd. (aka Education Media), Tranche A Term Loan,
7.66%, 11/14/14(a)		8,777	6,100,324

			9,503,644

JUNE 30, 2009	35

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests
Real Estate — 0.3%
Realogy Corp., Initial Term B Loan,
3.52%, 10/10/13(a)	USD	6,271	$4,515,299
Realogy Corp., Synthetic LC,
3.47%, 10/10/13(a)		1,822	1,311,707

			5,827,006

Semiconductor Equipment — 0.0%
Applied Tech Products Corp., Tranche A Term Loan,
12.32%, 10/24/10(a)		357	218,952
Applied Tech Products Corp., Tranche B Term Loan,
14.69%, 4/24/11(a)		669	—
Applied Tech Products Corp., Tranche C Term Loan,
19.75%, 10/24/11(a)		266	—
Electrical Components International Holdings Co. (ECI), Term Loan (Second Lien),
11.50%, 5/19/14(a)		1,000	100,000

			318,952

Software — 0.1%
First Data Corp., Initial Tranche Term Loan (acquired 5/26/09-5/27/09, cost $1,513,750),
3.19%, 9/24/14(a)(k)		2,045	1,528,486

Telecommunications — 0.2%
Hawaiian Telecom Communications, Inc., Tranche C Term Loan,
4.75%, 5/30/14(a)		4,837	2,811,691

Travel Services — 0.2%
Travelport LLC (AKA Travelport, Inc.) Loan,
7.82%, 3/22/12(a)		10,612	4,280,013

Wireless Telecommunication Services — 0.8%
SBA Communications Corp., Term Loan,
1.97%, 11/01/10(a)		16,857	15,002,564

Total Floating Rate Loan Interests — 10.2%			184,624,430

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.0%
Crown Castle Towers LLC, Series 05-1A, Class AFL,
0.70%, 6/15/35(a)(e)		15,715	15,007,825
Crown Castle Towers LLC, Series 05-1A, Class AFX,
4.64%, 6/15/35(e)		20,370	19,860,750

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 2.0%			34,868,575

	Shares
Preferred Stocks
Diversified Financial Services — 0.0%
Marsico Parent Superhold Co. LLC,
16.75%(c)(e)		407	105,820

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.,
0.00%(c)(e)		74,628	1

Total Preferred Stocks — 0.0%			105,821

Warrants
Auto Components — 0.0%
Turbo Cayman Ltd.(c)(k)		8	—

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.(c)		1,672	17

Insurance — 0.0%
ATH Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(c)		136	—

Machinery — 0.0%
Synventive Molding Solutions (issued 08/06/08, expiring 01/15/13, strike price $0.01)(c)		1	—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.(c)		85,280	1

Medical & Medical Services — 0.0%
HealthSouth Corp. (issued 07/28/06, expiring 01/16/11, strike price $0.01)(c)		52,113	—

Plastics — 0.0%
ATEP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(c)		136	—
ATPP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(c)		136	—
ATPR Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(c)		136	—

Total Warrants — 0.0%			18

Total Long-Term Investments (Cost — $2,017,367,734) — 97.9%			1,767,720,489

	Beneficial Interest/ Shares
Short-Term Securities
Institutional Money Market Trust, 0.48%,(n)(o)(p)	USD	233,200	233,200
BlackRock Liquidity Funds, TempFund, 0.45%(o)(p)		27,625,693	27,625,693

Total Short-Term Securities (Cost — $27,858,893) — 1.5%			27,858,893

	Contracts
Options Purchased
Over-the-Counter Call Options Purchased
Marsico Parent Superhold Co. LLC, Strike Price $942.86, Expires 12/31/49 (Cost — $104,183) — 0.0%		107	106,550

Total Investments (Cost — $2,045,330,810*) — 99.4%			1,795,685,932
Other Assets in Excess of Liabilities — 0.6%			10,430,310

Net Assets — 100.0%			$1,806,116,242

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,049,300,559

Gross unrealized appreciation	$74,034,431
Gross unrealized depreciation	(327,649,058)

Net unrealized depreciation	$(253,614,627)

(a)	Variable rate security. Rate shown is as of report date.

36	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Non-income producing security.

(d)	US dollar denominated security issued by foreign domiciled entity.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Security held in escrow for future payments.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(j)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(k)	Restricted security as to resale. As of report date the Portfolio held 0.4% of its net assets, with a current market value of $7,300,486 and an original cost of $14,903,746 in these securities.

(l)	Security, or a portion of security, is on loan.

(m)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.

(n)	Security purchased with the cash proceeds from securities loans.

(o)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$27,625,693	$160,100
Institutional Money Market Trust	$(9,520)	$1,397

(p)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,277,000	USD	7,376,971	Citibank, N.A.	7/15/09	$25,962
USD	79,210,514	EUR	58,157,500	Citibank, N.A.	7/15/09	(2,376,775)
USD	770,238	EUR	552,500	Citibank, N.A.	7/15/09	(4,847)
USD	2,765,859	EUR	1,950,000	Citibank, N.A.	7/15/09	30,266
USD	685,269	EUR	488,500	Deutsche Bank AG	7/15/09	(32)
USD	9,820,868	CAD	10,636,000	Citibank, N.A.	8/26/09	673,486
USD	6,463,922	GBP	3,909,000	Barclays Bank, Plc	8/26/09	33,197

Total						$(1,618,743)

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Harrahs Entertainment, Inc.	5.00%	JPMorgan Chase Bank, N.A.	September 2013	USD	5,500	$163,489
Pulte Homes, Inc.	4.65%	Barclays Bank, Plc	December 2013	USD	5,000	(450,552)
Domtar Corp.	5.25%	Credit Suisse International	December 2013	USD	6,000	206,368
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	EUR	6,582	(2,043,622)
Hilton Hotels Corp.	5.00%	Barclays Bank, Plc	March 2014	USD	3,000	(214,377)
Hilton Hotels Corp.	5.00%	Barclays Bank, Plc	March 2014	USD	2,000	(152,640)
Masco Corp.	5.25%	Barclays Bank, Plc	March 2014	USD	7,000	(513,077)
Mohawk Industries, Inc.	3.95%	Barclays Bank, Plc	March 2014	USD	5,000	(127,084)
Edison International	7.10%	Credit Suisse International	March 2014	USD	3,000	160,364
The Black & Decker Corp.	2.93%	Goldman Sachs Bank USA	March 2014	USD	6,000	(351,598)
Host Hotels & Resorts, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	10,000	(1,445,833)
JC Penney Co., Inc.	5.40%	Goldman Sachs Bank USA	March 2014	USD	5,000	(619,628)
Macy’s, Inc.	7.90%	Goldman Sachs Bank USA	March 2014	USD	5,000	(807,284)

JUNE 30, 2009	37

Schedule of Investments (continued)	High Yield Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	4.35%	Goldman Sachs Bank USA	March 2014	USD	7,000	$(632,920)
Louisiana- Pacific Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2014	USD	3,000	(488,915)
Masco Corp.	4.70%	JPMorgan Chase Bank, N.A.	March 2014	USD	3,000	(153,674)
Pulte Homes, Inc.	1.00%	Barclays Bank, Plc	June 2014	USD	6,000	168,638
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	2,450	(41,836)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD	2,500	(1,601)
Lennar Corp.	5.75%	JPMorgan Chase Bank, N.A.	June 2014	USD	2,250	(192,927)
Standard Pacific Corp.	5.00%	JPMorgan Chase Bank, N.A.	June 2014	USD	4,950	87,604
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank, N.A.	September 2014	USD	6,550	(87,688)
Meritage Homes Corp.	5.00%	Credit Suisse International	June 2015	USD	2,500	59,219
Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank, N.A.	June 2016	USD	6,265	865,743

Total						$(6,613,831)

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
The Goodyear Tire & Rubber Co.	3.75%	Citibank, N.A.	December 2009	B	USD	6,000	$2,963
Levi Strauss & Co.	4.74%	Citibank, N.A.	March 2010	B+	USD	6,000	(92,059)
Ford Motor Co.	5.10%	Bank of America, N.A.	December 2010	CC+	USD	7,500	$(1,366,030)
Beazer Homes USA, Inc.	5.00%	Credit Suisse International	June 2011	CC+	USD	3,500	321,696

Total							$(1,133,430)

•	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Dow Jones North America High Yield Index Series 12 Volume 2	5.00%	Credit Suisse International	June 2014	B	USD	43,200	$2,407,613
Dow Jones North America High Yield Index Series 12 Volume 2	5.00%	Credit Suisse International	June 2014	B	USD	33,600	1,872,587

Total							$4,280,200

1	Using Standard & Poor’s weighted average ratings of the underlying securities in the index.

2	The maximum potential amount the Portfolio may pay should a negative credit event take place under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

38	JUNE 30, 2009

Schedule of Investments (continued)	High Yield Bond Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Capital Trusts	—	$5,591,772	—	$5,591,772
Common Stocks:
Airlines	$105,326	—	—	105,326
Auto Components	7,932,032	—	—	7,932,032
Building Products	6,369,866	—	—	6,369,866
Capital Markets	6,247,680	—	$3,145	6,250,825
Chemicals	—	—	1,009	1,009
Communications Equipment	2,651,709	—	—	2,651,709
Computer & Office Equipment	—	—	16,858	16,858
Diversified Financial Services	9,045,009	—	9,657	9,054,666
Electrical Equipment	36,476	—	—	36,476
Hotels, Restaurants & Leisure	—	—	38	38
Household Durables	447,801	—	—	447,801
Machinery	1,918	—	—	1,918
Paper & Forest Products	684,150	—	—	684,150
Pharmaceuticals	—	—	114,718	114,718
Wireless Telecommunication Services	2,142,526	—	—	2,142,526
Corporate Bonds	5,124,000	1,485,440,000	16,155,955	1,506,719,955
Floating Rate Loan Interests	—	83,532,951	101,091,479	184,624,430
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	34,868,575	—	34,868,575
Preferred Stocks	105,820	—	1	105,821
Short-Term Securities	27,858,893	—	—	27,858,893
Warrants	—	—	18	18
Other Financial Instruments[3] :
Assets:	106,550	7,079,195	—	7,185,745
Liabilities:	—	(12,164,999)	—	(12,164,999)

Total	$68,859,756	$1,604,347,494	$117,392,878	$1,790,600,128

3	Other financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks
	Capital Markets	Chemicals	Computer & Office Equipment
Balance, as of September 30, 2008	$3,145	—	$16,858
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[4]	—	$1,009	—
Net purchases/sales	—	—	—
Transfers in/out of Level 3	—	—	—

Balance, as of June 30, 2009	$3,145	$1,009	$16,858

JUNE 30, 2009	39

Schedule of Investments (concluded)	High Yield Bond Portfolio

	Common Stocks
	Diversified Financial Services	Hotels, Restaurants & Leisure	Pharmaceuticals
Balance, as of September 30, 2008	$9,658	—	$191,577
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[4]	(1)	$(2,041,575)	(76,859)
Net purchases/sales	—	2,041,613	—
Transfers in/out of Level 3	—	—	—

Balance, as of June 30, 2009	$9,657	$38	$114,718

	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Warrants
Balance, as of September 30, 2008	$49,888	$34,599,705	—	—
Accrued discounts/premiums	14,670	1,236,687	—	—
Realized gain/loss	—	(5,119,722)	—	—
Change in unrealized appreciation/depreciation[4]	(9,865,565)	2,804,835	$1	$18
Net purchases/sales	13,540,859	19,076,259	—	—
Transfers in/out of Level 3	12,416,103	48,493,715	—	—

Balance, as of June 30, 2009	$16,155,955	$101,091,479	$1	$18

4	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $(15,503,673).

40	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Bear Stearns Asset-Backed Securities Trust, Series 07-2, Class A1,
0.50%, 2/25/37(a)	$326	$236,251
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
0.42%, 3/25/37(a)	111	76,752
Countrywide Asset-Backed Certificates, Series 06-20, Class 2A1,
0.36%, 4/25/37(a)	216	201,874
Morgan Stanley ABS Capital I, Inc., Series 06-HE7, Class A2A,
0.36%, 9/25/36(a)	160	152,763
Popular ABS Mortgage Pass-Through Trust, Series 06-D, Class A1,
0.37%, 11/25/36(a)	199	183,594
Structured Asset Securities Corp., Series 06-BC3, Class A2,
0.36%, 10/25/36(a)	301	274,599
Structured Asset Securities Corp., Series 07-WF2, Class A2,
1.01%, 8/25/37(a)	418	370,771

Total Asset Backed Securities — 0.1%		1,496,604

Corporate Bonds
Banks — 0.0%
International Bank for Reconstruction & Development, Senior Bank Notes (Multiple Countries),
0.33%, 12/10/13(a)(b)	265	244,264

Diversified Financial Services — 0.1%
The Bear Stearns Cos. LLC, Inc., Senior Unsecured Notes,
1.42%, 3/10/14(a)	340	303,480

Total Corporate Bonds — 0.1%		547,744

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 02-CIB4, Class A3,
6.16%, 5/12/34	435	444,680
LB-UBS Commercial Mortgage Trust, Series 03-C5, Class A3,
4.25%, 7/15/27	2,467	2,395,854

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 0.2%		2,840,534

U.S. Government Sponsored Agency Mortgage-Backed Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Assoc. 12 Month LIBOR,
4.41%, 6/01/34(a)	209	213,108

U.S. Government Sponsored Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.00%, 12/14/18(c)	1,190	1,129,787

U.S. Treasury Obligations
U.S. Treasury Inflation Protected Bonds,
1.25%, 4/15/14	27,515	27,834,243
2.38%, 1/15/25(d)	60,265	70,065,903
2.00%, 1/15/26	46,475	48,882,243
1.75%, 1/15/28	61,139	58,725,836
3.63%, 4/15/28(c)	30,354	48,694,078
3.88%, 4/15/29(c)(d)	35,905	59,085,513
3.38%, 4/15/32	3,485	5,253,877
U.S. Treasury Inflation Protected Notes,
4.25%, 1/15/10	18,205	23,504,338
3.50%, 1/15/11(c)	26,995	34,508,137
2.38%, 4/15/11-1/15/27	102,660	113,032,167
3.38%, 1/15/12	18,891	24,109,561
2.00%, 4/15/12-1/15/16	163,295	184,849,425
3.00%, 7/15/12	25,340	31,834,698
0.63%, 4/15/13	86,590	86,312,976
1.88%, 7/15/13-7/15/15(c)	120,168	138,419,238
1.63%, 1/15/15-1/15/18	32,960	34,256,188
2.50%, 7/15/16-1/15/29	68,476	73,959,943
2.63%, 7/15/17	50,370	55,220,850
1.38%, 7/15/18	22,539	21,603,819
2.13%, 1/15/19	20,695	21,226,991
U.S. Treasury Notes,
2.25%, 5/31/14	9,975	9,840,936
4.00%, 8/15/18	9,240	9,584,338
U.S. Treasury Strips (PO),
4.52%, 11/15/27(d)(e)	14,110	6,174,903

Total U.S. Treasury Obligations — 93.0%		1,186,980,201

Total Long-Term Investments (Cost — $1,181,267,678) — 93.5%		1,193,207,978

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(f)(g) (Cost — $37,416,515) — 2.9%	37,416,515	37,416,515

	Contracts(g)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.370% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Goldman Sachs Bank USA	2,500	62,281
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.	11,420	369,582
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.	5,000	163,061

Total Options Purchased (Cost — $897,280) — 0.1%		594,924

Total Investments Before Outstanding Options Written (Cost — $1,219,581,473*) — 96.5%		1,231,219,417

JUNE 30, 2009	41

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(340)		$(164,688)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.380% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Barclays Bank, Plc	(580	)(h)	(16,954)
Pay a fixed rate of 3.470% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Morgan Stanley Capital Services, Inc.	(1,000	)(h)	(247,395)
Pay a fixed rate of 3.510% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(1,000	)(h)	(259,260)
Pay a fixed rate of 4.190% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(9,500	)(h)	(4,907,491)
Pay a fixed rate of 5.430% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Barclays Bank, Plc	(1,090	)(h)	(1,404,161)

			(6,835,261)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.380% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Barclays Bank, Plc	(580	)(h)	(782,870)
Receive a fixed rate of 3.470% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Morgan Stanley Capital Services, Inc.	(1,000	)(h)	(735,442)
Receive a fixed rate of 3.510% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(1,000	)(h)	(717,309)
Receive a fixed rate of 4.190% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(9,500	)(h)	(4,831,130)
Receive a fixed rate of 5.430% and pay a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Barclays Bank, Plc	(1,090	)(h)	(142,958)

			(7,209,709)

Total Options Written (Premiums Received — $13,306,592) — (1.1)%			(14,209,658)

Total Investments Net of Outstanding Options Written — 95.4%			1,217,009,759
Other Assets in Excess of Liabilities — 4.6%			59,196,343

Net Assets — 100.0%			$1,276,206,102

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,222,831,673

Gross unrealized appreciation	$10,629,891
Gross unrealized depreciation	(2,242,147)

Net unrealized appreciation	$8,387,744

(a)	Variable rate security. Rate shown is as of report date.

(b)	US dollar denominated security issued by foreign domiciled entity.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	$37,416,515	$44,566

(g)	Represents the current yield as of report date.

(h)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	531,000	USD	751,360	Citibank, N.A.	7/15/09	$(6,437)
JPY	913,270,500	USD	9,348,850	JPMorgan Chase Bank, N.A.	8/26/09	137,580
USD	9,556,587	JPY	913,270,500	Citibank, N.A.	8/26/09	70,157

Total						$201,300

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
701	U.S. Treasury Notes (5 Year)	Chicago	September 2009	$80,417,844	$368,284
278	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$32,321,844	495,295
94	Euro-Bobl	Eurex	September 2009	$15,224,247	120,719

Total					$984,298

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
1,316	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$284,543,875	$305,352
36	U.S. Treasury Bonds	Chicago	September 2009	$4,260,937	(28,632)

Total					$276,720

42	JUNE 30, 2009

Schedule of Investments (continued)	Inflation Protected Bond Portfolio

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	14,600	$140,965
1.48%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2011	USD	55,000	86,403
1.27%(b)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	97,300	317,540
1.41%(a)	3-month LIBOR	Deutsche Bank AG	June 2011	USD	166,800	(187,241)
4.91%(a)	3-month LIBOR	Barclays Bank, Plc	December 2011	USD	10,500	799,458
4.86%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	2,200	194,826
3.29%(a)	6-month PRIBOR	Barclays Bank, Plc	April 2013	EUR	35,000	(42,364)
2.43%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2014	USD	13,600	250,270
4.49%(a)	3-month LIBOR	Bank of America, N.A.	October 2018	USD	10,700	746,123
3.29%(a)	3-month LIBOR	Citibank, N.A.	March 2019	USD	2,800	(72,720)
3.17%(a)	3-month LIBOR	Bank of America, N.A.	March 2019	USD	2,100	(79,462)
2.93%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2019	USD	12,800	818,689
3.12%(b)	3-month LIBOR	Deutsche Bank AG	April 2019	USD	20,000	975,226
3.31%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	11,400	378,208
3.30%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2019	USD	20,000	(681,035)
3.89%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	10,000	151,330
3.89%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2019	USD	37,000	(539,271)

Total						$3,256,945

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$1,496,604	$—	$1,496,604
Corporate Bonds	—	547,744	—	547,744
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,840,534	—	2,840,534
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	213,108	—	213,108
U.S. Government Sponsored Agency Obligations	—	1,129,787	—	1,129,787
U.S. Treasury Obligations	—	1,186,980,201	—	1,186,980,201
Short-Term Securities	$37,416,515	—	—	37,416,515

JUNE 30, 2009	43

Schedule of Investments (concluded)	Inflation Protected Bond Portfolio

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments[1]:
Assets:	$1,289,650	$5,661,699	—	$6,951,349
Liabilities:	(193,320)	(15,653,500)	—	(15,846,820)

Total	$38,512,845	$1,183,216,177	$—	$1,221,729,022

1	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

44	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
0.42%, 3/25/37(a)	USD	555	$383,758
Conseco Financial Corp., Series 97-5, Class A7,
7.13%, 5/15/29(a)		941	882,440
IndyMac Residential Asset Backed Trust, Series 06-E, Class 2A1,
0.37%, 4/25/37(a)		654	620,542
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)		4,470	4,380,157
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(a)		1,130	1,104,700
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.79%, 7/25/23(a)		3,040	3,048,311
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(b)		359	200,917

Total Asset Backed Securities — 2.0%			10,620,825

Corporate Bonds
Banks — 0.7%
International Bank for Reconstruction & Development (Multiple Countries), Notes,
1.00%, 2/05/15(c)		4,100	3,635,749

Commercial Banks — 1.6%
Danske Bank A/S (Denmark), Senior Unsecured Notes,
2.50%, 5/10/12(b)(c)		2,280	2,288,892
U.S. Bancorp, Senior Unsecured Notes,
1.80%, 5/15/12		6,320	6,298,537

			8,587,429

Diversified Financial Services — 2.8%
Citigroup Funding, Inc.,
2.13%, 7/12/12		2,390	2,390,330
Citigroup, Inc.,
2.13%, 4/30/12(d)		5,435	5,458,859
General Electric Capital Corp., Senior Unsecured Notes,
2.13%, 12/21/12(d)		4,930	4,896,077
TIAA Global Markets, Inc., Notes,
5.13%, 10/10/12(b)(d)		2,150	2,248,597

			14,993,863

Finance — 0.9%
Private Export Funding Corp., Senior Notes,
3.55%, 4/15/13		4,575	4,746,078

Oil, Gas & Consumable Fuels — 0.3%
ENSCO Offshore Co., Secured Notes,
6.36%, 12/01/15		1,506	1,650,010

Total Corporate Bonds — 6.3%			33,613,129

Foreign Government Obligations
Japan — 0.3%
Japan Finance Corp.,
2.00%, 6/24/11(c)		1,490	1,492,694

United Kingdom — 0.2%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	850	1,365,275

Total Foreign Government Obligations — 0.5%			2,857,969

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
American Home Mortgage Investment Trust, Series 05-1, Class 6A,
5.29%, 6/25/45(a)	USD	859	468,307
Bear Stearns ALT-A Trust, Series 04-13, Class A1,
0.68%, 11/25/34(a)		491	272,787
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(a)		4,692	3,780,965
Countrywide Alternative Loan Trust, Series 06-OA19, Class A1,
0.50%, 2/20/47(a)		727	282,005
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.51%, 3/20/47(a)		1,383	545,455
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 2A1,
0.51%, 4/25/46(a)		567	241,081
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		690	454,314
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.51%, 2/25/47(a)		435	182,555
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1,
4.04%, 6/25/34(a)		291	205,345
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
3.97%, 8/25/34(a)		842	690,998
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(a)		4,715	3,454,843
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		322	276,416
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		259	219,146
MortgageIT Trust, Series 04-1, Class A1,
0.70%, 11/25/34(a)		937	613,443
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.61%, 9/25/34(a)		193	115,829
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
2.11%, 5/25/47(a)		678	283,784
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
2.09%, 6/25/47(a)		580	236,793
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR4, Class 2A4,
5.77%, 4/25/36(a)		1,500	1,013,968

			13,338,034

JUNE 30, 2009	45

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 5.8%
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 1/11/12	USD	3,380	$3,463,564
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36		569	579,038
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1,
4.36%, 6/11/41		75	75,012
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(a)		1,292	1,055,848
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49		218	160,486
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(a)		1,970	1,460,701
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10(a)		2,691	2,714,649
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		2,680	2,631,092
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32		3,286	3,337,292
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		3,540	3,608,890
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		3,580	3,531,044
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33		1,496	1,528,560
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3,
5.64%, 4/15/11		710	727,455
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2,
3.25%, 3/15/29		405	402,996
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(a)		1,440	1,101,516
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39		469	468,386
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1,
2.99%, 6/15/35		1,347	1,313,151
Wachovia Bank Commercial Mortgage Trust, Series 07-C33, Class A4,
6.10%, 7/15/17(a)		2,870	2,112,892
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
2.05%, 5/25/36(a)(b)		16,436	484,175

			30,756,747

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 8.3%			44,094,781

Project Loans
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/01/22(e)		127	126,198
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23		325	321,697

Total Project Loans — 0.1%			447,895

Taxable Municipal Bonds — 0.4%
County of Stanislaus, California RB,
7.15%, 8/15/13		2,210	2,341,937

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 32.7%
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.50%, 7/01/39(f)		2,300	2,372,594
Federal Home Loan Mortgage Corp. Gold,
5.00%, 10/01/22-4/01/39		11,866	12,153,226
5.50%, 12/01/37(d)		2,304	2,381,369
Federal Home Loan Mortgage Corp., Series 2391, Class VA,
6.00%, 5/15/18		1,454	1,474,164
Federal Home Loan Mortgage Corp., Series 2668, Class AD,
4.00%, 1/15/15		712	722,034
Federal Home Loan Mortgage Corp., Series 2870, Class AH,
5.00%, 12/15/23		453	455,110
Federal Home Loan Mortgage Corp., Series 3057, Class BL,
5.50%, 6/15/27		2,126	2,173,150
Federal Home Loan Mortgage Corp., Series 3084, Class BC,
5.50%, 12/15/24		1,168	1,194,135
Federal Home Loan Mortgage Corp., Series 3087, Class VA,
5.50%, 3/15/15		1,370	1,440,747
Federal Home Loan Mortgage Corp., Series 3143, Class NA,
5.50%, 7/15/26		2,033	2,097,030
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26		1,983	2,048,631
Federal Home Loan Mortgage Corp., Series 3210, Class PA,
6.00%, 3/15/29		1,197	1,241,546
Federal National Mortgage Assoc.,
5.01%, 1/01/12(d)		8,695	9,139,303
6.00%, 4/01/16-3/01/38		24,881	26,076,751
9.00%, 4/01/16(g)		—	114
7.00%, 1/01/17-4/01/32		675	725,775
5.00%, 12/01/20-3/01/39(d)		18,802	19,426,882
5.50%, 12/01/32-9/01/36(d)		9,529	9,892,453
4.50%, 4/01/39-6/01/39		620	619,245
Federal National Mortgage Assoc. 15 Year HEQ,
8.50%, 8/01/09		4	3,987
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 7/01/24(f)		3,900	4,032,844
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39(f)		9,500	9,479,219
5.00%, 7/01/39(f)		7,500	7,631,250
5.50%, 7/01/39-8/01/39(f)		9,800	10,076,512

46	JUNE 30, 2009

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
6.50%, 7/01/39(f)	USD	100	$106,469
6.00%, 8/01/39(f)		6,200	6,477,062
Federal National Mortgage Assoc. Grantor Trust, Series 01-T2, Class B,
6.02%, 11/25/10		3,600	3,777,325
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32		421	395,695
Federal National Mortgage Assoc., Series 03-10, Class PC,
5.50%, 5/25/28		1,293	1,300,266
Federal National Mortgage Assoc., Series 05-100, Class TA,
5.50%, 3/25/25		1,535	1,550,180
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32		4,294	4,571,220
Federal National Mortgage Assoc., Series 05-118, Class MC,
6.00%, 1/25/32		2,242	2,312,469
Federal National Mortgage Assoc., Series 05-118, Class WA,
6.00%, 10/25/33		2,328	2,401,972
Federal National Mortgage Assoc., Series 05-16, Class LY,
5.50%, 9/25/25		1,865	1,891,723
Federal National Mortgage Assoc., Series 05-29, Class JB,
4.50%, 4/25/35		6,276	6,484,453
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27		779	794,625
Federal National Mortgage Assoc., Series 05-68, Class PC,
5.50%, 7/25/35		3,044	3,229,316
Federal National Mortgage Assoc., Series 05-78, Class PA,
5.50%, 1/25/26		1,680	1,701,341
Federal National Mortgage Assoc., Series 05-88, Class PA,
5.00%, 9/25/24		1,412	1,431,364
Federal National Mortgage Assoc., Series 05-97, Class HM,
5.00%, 1/25/26		2,258	2,310,854
Federal National Mortgage Assoc., Series 06-3, Class NA,
6.00%, 4/25/28		1,436	1,474,183
Federal National Mortgage Assoc., Series 06-39, Class WA,
5.50%, 11/25/25		1,482	1,504,388
Federal National Mortgage Assoc., Series 06-54, Class OA,
6.00%, 3/25/27		3,009	3,106,982
Government National Mortgage Assoc. I,
6.00%, 2/15/11		10	9,717
Government National Mortgage Assoc., Series 09-26, Class SC (IO),
6.08%, 1/16/38(a)		5,436	599,910

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 32.7%			174,289,585

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, Unsecured Bonds,
5.53%, 11/03/14		4,080	4,191,176
5.38%, 5/15/19		5,335	5,759,874
Federal Home Loan Mortgage Corp., Senior Unsecured Notes,
5.13%, 11/17/17		12,355	13,559,959
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.75%, 6/27/16(h)		2,450	2,494,036
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12		2,000	1,992,728
3.00%, 7/28/14		2,285	2,289,629
Federal National Mortgage Assoc., Senior Unsecured Notes,
5.25%, 9/15/16		8,835	9,738,458
Federal National Mortgage Assoc., Subordinated Unsecured Notes,
6.25%, 2/01/11(h)		3,190	3,355,210
Federal National Mortgage Assoc., Unsecured Notes,
2.00%, 4/28/11-1/09/12		9,125	9,191,686
1.88%, 4/20/12		3,400	3,413,824
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16		661	718,323
Small Business Administration Participation Certificates, Series 96-20J,
7.20%, 10/01/16		499	538,029
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18		1,099	1,157,626
U.S. Department of Housing & Urban Development, Secured Notes,
4.44%, 8/01/11		2,099	2,231,176

Total U.S. Government Sponsored Agency Obligations — 11.4%			60,631,734

U.S. Treasury Obligations
U.S. Treasury Bonds,
8.13%, 8/15/19		10,700	14,670,706
8.50%, 2/15/20(h)		6,190	8,704,688
8.75%, 8/15/20		10,980	15,728,850
8.00%, 11/15/21		4,250	5,863,674
7.25%, 8/15/22		2,150	2,824,562
7.63%, 11/15/22(h)		4,325	5,864,432
6.25%, 8/15/23		4,650	5,664,281
4.50%, 5/15/38		565	583,274
U.S. Treasury Notes,
1.13%, 6/30/11		58,925	58,929,714
1.88%, 6/15/12		8,755	8,818,649
2.63%, 6/30/14		109,840	110,183,799

Total U.S. Treasury Obligations — 44.6%			237,836,629

Total Long-Term Investments (Cost — $571,179,768) — 106.3%			566,734,484

JUNE 30, 2009	47

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(i)(j) (Cost — $39,145,191) — 7.3%	39,145,191		$39,145,191

	Contracts(k)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	1,330		18,096
Receive a fixed rate of 2.370% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Goldman Sachs Bank USA	1,250		31,140
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	610		31,375
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.	970		31,634
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Morgan Stanley Capital Services, Inc.	2,140		163,714
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Morgan Stanley Capital Services, Inc.	2,870		214,296
Receive a fixed rate of 3.120% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc	1,710		193,795
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	1,530		353,529
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	610		141,255
Receive a fixed rate of 3.710% and pay a floating rate based on 3-month LIBOR, expiring April 2011, Broker, JPMorgan Chase Bank, N.A.	740		261,838

			1,440,672

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.120% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc	1,710		1,298,085
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	1,530		1,226,177
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	610		486,226
Pay a fixed rate of 3.710% and receive a floating rate based on 3-month LIBOR, expiring April 2011, Broker, JPMorgan Chase Bank, N.A.	740		685,340

			3,695,828

Total Options Purchased (Cost — $4,311,344) — 1.0%			5,136,500

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $614,636,303*) — 114.6%			$611,016,175

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24(f)	(3,400)		$(3,512,625)
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39(f)	(8,000)		(8,132,500)
5.50%, 7/01/39(f)	(4,604)		(4,748,946)
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 7/01/24(f)	(12,900)		(13,339,406)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39(f)	(10,020)		(9,998,081)
5.00%, 7/01/39(f)	(16,409)		(16,696,085)
5.50%, 7/01/39-8/01/39(f)	(19,329)		(19,909,724)
6.50%, 7/01/39(f)	(100)		(106,469)
6.00%, 8/01/39(f)	(30,943)		(32,241,971)

Total TBA Sale Commitments (Proceeds — $108,319,078) — (20.4)%			(108,685,807)

	Contracts
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(46)		(22,281)
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.330% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(700	)(k)	(144,878)
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(700	)(k)	(336,194)
Pay a fixed rate of 4.220% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(3,200	)(k)	(1,707,093)
Pay a fixed rate of 4.280% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,450	)(k)	(814,915)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,780	)(k)	(1,061,523)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(900	)(k)	(749,110)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(910	)(k)	(781,360)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(1,460	)(k)	(1,336,746)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,250	)(k)	(1,140,184)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(1,100	)(k)	(1,528,279)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(390	)(k)	(579,289)

			(10,179,571)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.330% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Citibank, N.A.	(700	)(k)	(566,168)

48	JUNE 30, 2009

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(700	)(k)	$(366,786)
Receive a fixed rate of 4.220% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(3,200	)(k)	(1,535,619)
Receive a fixed rate of 4.280% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,450	)(k)	(664,711)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,780	)(k)	(776,808)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(610	)(k)	(444,587)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(900	)(k)	(284,124)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(910	)(k)	(261,230)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(1,460	)(k)	(308,811)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,250	)(k)	(562,804)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(1,100	)(k)	(62,679)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(390	)(k)	(31,139)

			(5,865,466)

Total Options Written (Premiums Received — $13,695,940) — (3.0)%			(16,067,318)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 91.2%			486,263,050
Other Assets in Excess of Liabilities — 8.8%			47,033,115

Net Assets — 100.0%			$533,296,165

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$613,303,255

Gross unrealized appreciation	$7,907,591
Gross unrealized depreciation	(10,194,671)

Net unrealized depreciation	$(2,287,080)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US dollar denominated security issued by foreign domiciled entity.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Sales Cost	Income
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1	$530	$2,502

(f)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(891,344)	$(8,086)
BNP Paribas	$(26,242,115)	$(53,678)
Citibank, N.A.	$(10,076,513)	$(37,981)
Credit Suisse International	$(18,674,500)	$(156,758)
Deutsche Bank AG	$(20,879,563)	$(64,977)
JPMorgan Chase Bank, N.A.	$(538,635)	$(3,659)
Morgan Stanley Capital Services, Inc.	$8,792,813	$214,805

(g)	Par is less than $500.

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$(5,854,809)	$323,985

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 1,110,030	EUR	815,000	Citibank, N.A.	7/15/09	$(33,307)
USD 2,580,791	GBP	1,594,500	Deutsche Bank AG	8/26/09	(42,334)

Total					$(75,641)

JUNE 30, 2009	49

Schedule of Investments (continued)	Intermediate Government Bond Portfolio

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
487	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$56,621,359	$47,083
48	Euro-Bund	Eurex	September 2009	$8,153,192	146,319
11	Gilt British	London	September 2009	$2,136,914	4,307

Total					$197,709

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
43	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$9,297,406	$1,159
250	U.S. Treasury Notes (5 Year)	Chicago	September 2009	$28,679,688	(137,798)

Total					$(136,639)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.05%(a)	3-month LIBOR	Barclays Bank, Plc	December 2009	USD	6,800	$115,105
4.36%(a)	3-month LIBOR	Barclays Bank, Plc	December 2012	USD	17,800	1,194,690
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	7,145	26,382
3.77%(a)	3-month LIBOR	Bank of America, N.A.	January 2013	USD	10,600	643,787
2.95%(a)	3-month LIBOR	Bank of America, N.A.	November 2013	USD	3,300	31,673
2.94%(b)	3-month LIBOR	Citibank, N.A.	June 2014	USD	12,200	(20,635)
3.36%(a)	3-month LIBOR	Bank of America, N.A.	June 2014	USD	7,100	140,487
2.93%(a)	3-month LIBOR	Citibank, N.A.	June 2014	USD	11,500	(18,820)
3.06%(a)	3-month LIBOR	Credit Suisse International	March 2019	USD	6,800	(312,872)
3.17%(a)	3-month LIBOR	Bank of America, N.A.	March 2019	USD	5,700	(217,114)
3.85%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	4,900	57,251
4.22%(a)	3-month LIBOR	Barclays Bank, Plc	June 2019	USD	6,100	259,193
4.30%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	6,200	(304,927)
4.40%(b)	3-month LIBOR	Barclays Bank, Plc	June 2019	USD	2,500	(142,870)
4.18%(a)	3-month LIBOR	UBS AG	June 2019	USD	4,200	160,895
3.97%(a)	3-month LIBOR	UBS AG	June 2019	USD	5,000	99,359
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	8,300	48,763
3.83%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	2,300	17,893
4.08%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	4,800	(139,858)
3.92%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	4,600	(68,494)
4.39%(b)	3-month LIBOR	Citibank, N.A.	June 2020	USD	2,700	(49,553)
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	1,700	220,206

Total						$1,740,541

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Credit default swaps on traded indexes-sold protection outstanding as of June 30, 2009 were as follows:

Index	Receive Fixed Rate	Counterparty	Credit Rating[1]	Expiration	Notional Amount (000)[2]		Unrealized Depreciation
Commercial Mortgage-Backed North America Index Series 3	0.08%	Credit Suisse International	AAA	December 2049	USD	4,900	$(711,575)

1	Using Standard & Poor’s weighted average ratings of the underlying securities in the index.

2	The maximum potential amount the Portfolio may pay should a negative credit event take place under the terms of the agreement.

50	JUNE 30, 2009

Schedule of Investments (concluded)	Intermediate Government Bond Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$10,419,908	$200,917	$10,620,825
Corporate Bonds	—	33,613,129	—	33,613,129
Foreign Government Obligations	—	2,857,969	—	2,857,969
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	44,094,781	—	44,094,781
Project Loans	—	—	447,895	447,895
Taxable Municipal Bonds	—	2,341,937	—	2,341,937
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	174,289,585	—	174,289,585
U.S. Government Sponsored Agency Obligations	—	60,631,734	—	60,631,734
U.S. Treasury Obligations	—	237,836,629	—	237,836,629
Short-Term Securities	$39,145,191	—	—	39,145,191
Liabilities:
TBA Sale Commitments	—	(108,685,807)	—	(108,685,807)
Other Financial Instruments[3] :
Assets:	198,868	8,152,184	—	8,351,052
Liabilities:	(160,079)	(17,395,821)	(711,575)	(18,267,475)

Total	$39,183,980	$448,156,228	$(62,763)	$487,277,445

3	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Project Loans	Other Financial Instruments[4]
Balance, as of September 30, 2008	$469,703	$1,966	—	$(3,407)
Accrued discounts/premiums	89	1	$(106)	—
Realized gain/loss	45	14	(101)	—
Change in unrealized appreciation/depreciation[5]	(10,778)	(15)	(1,261)	(708,168)
Net purchases/sales	(479,560)	(1,966)	(5,502)	—
Transfers in/out of Level 3	221,418	—	454,865	—

Balance, as of June 30, 2009	$200,917	$—	$447,895	$(711,575)

4	Other financial instruments are swap contracts.

5	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $(725,788).

JUNE 30, 2009	51

Schedule of Investments June 30, 2009 (Unaudited)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
American Express Issuance Trust, Series 07-2, Class A,
0.57%, 7/15/13(a)	$805	$779,798
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	975	989,771
Bank One Issuance Trust, Series 04-A5, Class A5,
0.45%, 3/15/14(a)	1,225	1,195,749
Bank One Issuance Trust, Series 04-A7, Class A7,
0.44%, 9/15/11(a)	945	920,042
Chase Issuance Trust, Series 05-A2, Class A2,
0.39%, 4/16/12(a)	910	877,029
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.42%, 12/23/13(a)(b)	440	439,273
Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV2,
0.46%, 1/25/37(a)	823	467,915
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	425	429,434
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
0.36%, 6/25/36(a)	24	19,200
MBNA Credit Card Master Note Trust, Series 05-A9, Class A9,
0.36%, 4/15/13(a)	595	585,873
Morgan Stanley Capital I, Inc., Series 06-HE8, Class A2A,
0.36%, 10/25/36(a)	59	54,620
Nissan Auto Receivables Owner Trust, Series 07-A, Class A4,
0.32%, 6/17/13(a)	1,660	1,635,685
Nissan Auto Receivables Owner Trust, Series 09-1, Class A3,
5.00%, 9/15/14	1,950	2,051,582
PECO Energy Transition Trust, Series 01-A, Class A1,
6.52%, 9/01/10	840	875,832
Small Business Administration Participation Certificates, Series 02-P10B, Class 1,
5.20%, 8/10/12	32	32,866
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)	720	705,529
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(a)	180	175,970
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.79%, 7/25/23(a)	490	491,340
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12	207	209,909
USAA Auto Owner Trust, Series 08-1, Class A3,
4.16%, 4/16/12	570	578,411

Total Asset Backed Securities — 7.6%		13,515,828

Capital Trusts
Commercial Banks — 0.3%
Barclays Bank Plc (United Kingdom), Junior Subordinated Unsecured Bonds,
5.93%(a)(b)(c)(d)	200	114,000
Royal Bank of Scotland Group Plc (United Kingdom), Junior Subordinated Stock,
7.64%(a)(c)(d)	1,000	405,000
UBS Preferred Funding Trust I, Junior Subordinated Stock,
8.62%(a)(d)	15	10,682

		529,682

Diversified Financial Services — 1.2%
Credit Suisse Guernsey Ltd. (Switzerland), Junior Subordinated Unsecured Notes,
5.86%(a)(c)(d)	160	104,000
JPMorgan Chase & Co., Junior Subordinated Unsecured Stock,
7.90%(a)(d)	425	371,917
JPMorgan Chase Capital XXV, Junior Subordinated Unsecured Notes,
6.80%, 10/01/37	1,945	1,672,702
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Unsecured Notes,
5.86%(d)(e)	20	2

		2,148,621

Insurance — 1.3%
Allstate Corp., Junior Subordinated Bonds,
6.50%, 5/15/57(a)	900	661,500
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(a)(b)	228	65,047
CHUBB Corp., Junior Subordinated Unsecured Notes,
6.38%, 3/29/67(a)	75	60,000
Lincoln National Corp., Junior Subordinated Notes,
7.00%, 5/17/66(a)	850	535,500
MetLife, Inc., Junior Subordinated Unsecured Debentures,
6.40%, 12/15/36	275	196,625
Reinsurance Group of America, Inc., Junior Subordinated Unsecured Notes,
6.75%, 12/15/65(a)	50	28,267
Travelers Cos., Inc., Junior Subordinated Unsecured Bonds,
6.25%, 3/15/37(a)	895	721,338

		2,268,277

Total Capital Trusts — 2.8%		4,946,580

Corporate Bonds
Aerospace & Defense — 1.5%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(b)	60	59,633
The Boeing Co., Senior Unsecured Notes,
6.88%, 3/15/39	675	755,322
Honeywell International, Inc., Senior Unsecured Notes,
5.70%, 3/15/37	500	511,931
Honeywell, Inc., Senior Unsecured Debentures,
6.63%, 6/15/28	105	118,122

52	JUNE 30, 2009

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense (concluded)
L-3 Communications Corp., Senior Subordinated Unsecured Notes,
6.38%, 10/15/15	$5	$4,538
United Technologies Corp., Senior Unsecured Notes,
6.70%, 8/01/28	200	209,645
6.13%, 7/15/38	950	1,031,153

		2,690,344

Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38	1,600	1,750,478

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Senior Unsecured Notes,
8.20%, 1/15/39(b)	550	612,520

Capital Markets — 1.0%
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	285	290,870
Lehman Brothers Holdings, Inc., Subordinated Unsecured Notes,
6.88%, 7/17/37(e)	275	27
Morgan Stanley, Senior Unsecured Notes,
6.25%, 8/28/17	895	865,990
7.30%, 5/13/19	600	622,170

		1,779,057

Chemicals — 0.2%
Monsanto Co., Senior Unsecured Notes,
5.13%, 4/15/18	275	284,906

Commercial Banks — 2.0%
Bank of Scotland Plc (United Kingdom), Senior Secured Notes,
5.00%, 11/21/11(b)(c)	365	358,199
HSBC Bank (USA) N.A, Subordinated Unsecured Notes,
5.88%, 11/01/34	250	231,761
HSBC Holdings Plc (United Kingdom), Subordinated Unsecured Notes,
6.50%, 5/02/36(c)	400	390,614
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Notes,
4.88%, 6/17/19(c)	550	569,908
UBS AG (Switzerland), Senior Unsecured Notes,
5.88%, 12/20/17(c)	1,575	1,466,734
Wachovia Bank N.A., Subordinated Unsecured Notes,
6.60%, 1/15/38	605	589,765

		3,606,981

Commercial Services — 0.7%
The Board of Trustees of The Leland Stanford Junior University,
4.75%, 5/01/19	375	377,229
President & Fellows of Harvard College, Bonds,
6.50%, 1/15/39(b)	500	565,400
Princeton University, Senior Unsecured Notes,
5.70%, 3/01/39	375	375,502

		1,318,131

Communications Equipment — 0.5%
Cisco Systems, Inc., Senior Unsecured Notes,
5.90%, 2/15/39	800	787,836

Computers & Peripherals — 1.2%
International Business Machines Corp., Senior Unsecured Notes,
5.70%, 9/14/17(f)	600	636,998
8.00%, 10/15/38	1,200	1,553,169

		2,190,167

Consumer Finance — 0.3%
Student Loan Marketing Corp., Senior Unsecured Notes,
1.23%, 7/27/09(a)	400	398,297
5.40%, 10/25/11	75	67,454
5.13%, 8/27/12	125	106,920

		572,671

Diversified Financial Services — 4.7%
Bank of America Corp., Senior Subordinated Unsecured Notes,
7.80%, 2/15/10	30	30,835
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	315	286,399
5.75%, 12/01/17	1,460	1,300,025
Bank of America N.A., Subordinated Notes,
6.10%, 6/15/17	100	88,115
The Bear Stearns Cos. LLC, Senior Unsecured Notes,
1.51%, 7/19/10(a)	60	60,045
Belvoir Land LLC, Series A-1, Notes,
5.27%, 12/15/47(b)	25	15,852
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	175	168,798
6.00%, 8/15/17	150	130,765
6.13%, 11/21/17	650	569,895
ConocoPhillips Canada Funding Co. I (Canada), Senior Unsecured Notes,
5.95%, 10/15/36(c)	1,600	1,614,957
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10	125	128,670
5.88%, 2/15/12	725	757,257
5.00%, 4/10/12	30	30,762
General Electric Capital Corp., Unsecured Notes,
5.88%, 1/14/38	2,697	2,134,371
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Unsecured Notes,
7.13%, 2/15/13	130	117,325
Irwin Land LLC, Bonds,
5.03%, 12/15/25(b)	25	18,787
JPMorgan Chase & Co., Senior Unsecured Notes,
6.00%, 1/15/18	885	879,165

		8,332,023

Diversified Telecommunication Services — 5.2%
AT&T, Inc., Senior Unsecured Notes,
6.50%, 9/01/37	825	818,275
6.30%, 1/15/38	1,975	1,908,352
6.40%, 5/15/38	850	832,075
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	5	4,575

JUNE 30, 2009	53

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Embarq Corp., Senior Unsecured Notes,
8.00%, 6/01/36	$400	$351,750
Frontier Communications Corp., Senior Unsecured Notes,
6.25%, 1/15/13	20	18,400
Intelsat Corp., Senior Secured Bonds,
6.88%, 1/15/28	30	21,900
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14	55	50,188
Qwest Corp., Senior Unsecured Notes,
3.88%, 6/15/13(a)	30	26,812
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
6.00%, 9/30/34(c)	315	266,051
7.20%, 7/18/36(c)	300	290,874
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(c)	75	80,191
7.05%, 6/20/36(c)	775	858,802
Verizon Communications, Inc., Senior Unsecured Bonds,
6.90%, 4/15/38	275	286,881
Verizon Communications, Inc., Senior Unsecured Notes,
6.25%, 4/01/37	225	217,422
6.40%, 2/15/38	1,625	1,590,860
8.95%, 3/01/39	1,200	1,515,382
Verizon New England, Inc., Senior Unsecured Bonds,
7.88%, 11/15/29	25	25,669
Verizon New Jersey, Inc., Senior Unsecured Bonds,
7.85%, 11/15/29	45	46,802
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13	35	33,862
8.63%, 8/01/16	25	23,937

		9,269,060

Electric Utilities — 7.2%
Alabama Power Co., Senior Unsecured Notes,
5.65%, 3/15/35	250	251,228
6.00%, 3/01/39	725	765,240
Carolina Power & Light Co., Secured Mortgage Notes,
6.30%, 4/01/38	300	329,203
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09	150	151,901
Duke Energy Carolinas LLC, Secured Mortgage Bonds,
6.00%, 1/15/38	550	578,476
Duke Energy Carolinas LLC, Senior Unsecured Notes,
6.10%, 6/01/37	50	52,321
E.ON International Finance BV (Netherlands), Senior Unsecured Notes,
6.65%, 4/30/38(b)(c)	325	350,800
EDF SA, (France) Notes,
6.95%, 1/26/39(b)(c)	960	1,077,802
EDP Finance BV (Netherlands), Senior Unsecured Notes,
6.00%, 2/02/18(b)(c)	600	616,091
Energy East Corp., Senior Unsecured Notes,
6.75%, 7/15/36	200	197,233
Florida Power & Light Co., Mortgage Bonds,
5.95%, 2/01/38	995	1,064,632
Florida Power & Light Co., Secured Mortgage Bonds,
4.95%, 6/01/35	45	41,818
Florida Power Corp., Secured Mortgage Bonds,
6.35%, 9/15/37	150	165,544
6.40%, 6/15/38	1,175	1,306,502
MidAmerican Energy Co., Senior Unsecured Notes,
5.80%, 10/15/36	1,450	1,418,193
MidAmerican Energy Holdings Co., Senior Unsecured Bonds,
6.13%, 4/01/36	400	395,391
5.95%, 5/15/37	50	48,264
6.50%, 9/15/37	200	207,569
PacifiCorp, Secured Mortgage Bonds,
6.25%, 10/15/37	300	326,897
Public Service Co. of Colorado, Senior Secured Mortgage Bonds,
6.25%, 9/01/37	775	850,217
Southern California Edison Co., Senior Secured Mortgage Notes,
5.95%, 2/01/38	900	952,181
The Toledo Edison Co., Senior Secured Notes,
6.15%, 5/15/37	75	70,599
Virginia Electric & Power Co., Senior Unsecured Notes,
6.00%, 5/15/37	1,000	1,032,591
8.88%, 11/15/38	475	636,617

		12,887,310

Energy Equipment & Services — 0.5%
Enterprise Products Operating LLC, Senior Unsecured Notes,
4.95%, 6/01/10	50	50,738
Halliburton Co., Senior Unsecured Notes,
7.45%, 9/15/39	750	874,871

		925,609

Food & Staples Retailing — 2.3%
CVS Caremark Corp., Senior Unsecured Notes,
6.25%, 6/01/27	1,130	1,146,994
Tesco Plc (United Kingdom), Senior Unsecured Notes,
6.15%, 11/15/37(b)(c)	625	632,262
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.50%, 8/15/37	375	419,033
6.20%, 4/15/38	1,775	1,907,523

		4,105,812

Food Products — 0.9%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	130	136,920
7.00%, 8/11/37	100	105,605
6.88%, 2/01/38	1,300	1,375,132

		1,617,657

Health Care Providers & Services — 0.0%
UnitedHealth Group, Inc., Senior Unsecured Notes,
5.80%, 3/15/36	70	56,620

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Unsecured Notes,
5.70%, 2/01/39	700	693,047

54	JUNE 30, 2009

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Household Products — 0.4%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37	$550	$628,422

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16	15	14,194

Insurance — 3.8%
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	750	759,096
6.50%, 5/15/38	200	216,815
Hartford Life Global Funding Trusts, Senior Secured Notes,
0.81%, 6/16/14(a)	925	578,485
Lincoln National Corp., Senior Unsecured Notes,
6.30%, 10/09/37	75	54,007
Massachusetts Mutual Life Insurance Co., Notes,
8.88%, 6/01/39(b)	550	584,041
MetLife, Inc., Senior Unsecured Notes,
5.70%, 6/15/35	1,155	1,008,811
Pacific Life Insurance Co., Notes,
9.25%, 6/15/39(b)	1,875	1,819,729
Prudential Financial, Inc., Senior Unsecured Notes,
6.63%, 12/01/37	1,770	1,533,533
Travelers Cos., Inc., Senior Unsecured Notes,
6.25%, 6/15/37	250	258,910

		6,813,427

Machinery — 0.5%
Parker-Hannifin Corp., Senior Unsecured Notes,
6.25%, 5/15/38	835	851,828

Media — 3.6%
Comcast Cable Communications Holdings, Inc., Senior Unsecured Notes,
8.38%, 3/15/13	120	136,800
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	25	26,606
6.50%, 11/15/35	20	20,218
6.95%, 8/15/37	1,845	1,923,743
Cox Communications, Inc., Senior Unsecured Bonds,
8.38%, 3/01/39(b)	275	306,620
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10	25	26,025
6.95%, 6/01/38(b)	400	385,056
News America Holdings, Inc., Senior Unsecured Debentures,
8.15%, 10/17/36	45	45,202
News America, Inc., Senior Unsecured Debentures,
7.63%, 11/30/28	65	62,248
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	250	218,809
6.65%, 11/15/37	1,710	1,538,172
TCI Communications, Inc., Senior Unsecured Debentures,
8.75%, 8/01/15	100	113,973
Time Warner Cable, Inc., Senior Notes,
7.30%, 7/01/38	300	312,518
Time Warner Cable, Inc., Senior Unsecured Debentures,
6.55%, 5/01/37	1,300	1,246,512
Time Warner Cos., Inc., Senior Unsecured Debentures,
7.57%, 2/01/24	15	14,685
Time Warner Entertainment Co. LP, Senior Unsecured Debentures,
8.38%, 3/15/23	25	27,566
Time Warner, Inc., Senior Unsecured Notes,
7.63%, 4/15/31	15	14,582

		6,419,335

Metals & Mining — 0.5%
Anglo American Capital Plc (United Kingdom), Notes,
9.38%, 4/08/19(b)(c)	785	847,800
ArcelorMittal USA Partnership (Canada), Senior Secured Notes,
9.75%, 4/01/14(c)	68	71,246

		919,046

Multiline Retail — 0.2%
Target Corp., Senior Unsecured Notes,
6.50%, 10/15/37	150	151,733
7.00%, 1/15/38	250	266,462

		418,195

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp., Senior Unsecured Notes,
6.45%, 9/15/36	745	669,692
Arch Western Finance LLC, Senior Secured Notes,
6.75%, 7/01/13	60	54,750
Canadian Natural Resources Ltd. (Canada), Senior Unsecured Notes,
6.25%, 3/15/38(c)	975	973,210
6.75%, 2/01/39(c)	725	757,160
CenterPoint Energy, Inc., Senior Unsecured Notes,
7.25%, 9/01/10	25	25,404
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15	10	8,900
6.25%, 1/15/18	5	4,150
Devon Energy Corp., Senior Unsecured Notes,
7.95%, 4/15/32	300	357,750
EnCana Corp. (Canada), Senior Unsecured Notes,
6.30%, 11/01/11(c)	70	75,166
6.63%, 8/15/37(c)	175	181,185
Sabine Pass LNG LP, Senior Secured Notes,
7.50%, 11/30/16	20	16,150
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
6.38%, 12/15/38(c)	715	778,794
StatoilHydro ASA (Norway), Senior Unsecured Notes,
5.25%, 4/15/19(c)	825	849,025
Tennessee Gas Pipeline Co., Senior Unsecured Debentures,
7.00%, 10/15/28	15	14,294
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	955	996,975

		5,762,605

Pharmaceuticals — 5.5%
Abbott Laboratories, Senior Unsecured Notes,
6.15%, 11/30/37	1,050	1,142,645
Bristol-Myers Squibb Co., Senior Unsecured Notes,
6.13%, 5/01/38	575	621,346

JUNE 30, 2009	55

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Pharmaceuticals (concluded)
Covidien International Finance SA (Luxembourg), Senior Unsecured Notes,
6.55%, 10/15/37(c)	$1,225	$1,356,751
Eli Lilly & Co., Senior Unsecured Notes,
5.55%, 3/15/37	1,100	1,111,269
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
6.38%, 5/15/38	1,000	1,087,434
Roche Holdings, Inc., Senior Unsecured Notes,
7.00%, 3/01/39(b)	575	666,615
Schering-Plough Corp., Senior Unsecured Notes,
6.55%, 9/15/37	1,300	1,394,098
Teva Pharmaceutical Finance LLC, Senior Unsecured Notes,
6.15%, 2/01/36	1,175	1,212,019
Wyeth, Senior Unsecured Notes,
6.00%, 2/15/36	175	185,618
5.95%, 4/01/37	1,050	1,086,254

		9,864,049

Software — 0.5%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18	350	369,195
6.50%, 4/15/38	400	426,058

		795,253

Tobacco — 0.9%
Altria Group, Inc., Senior Unsecured Notes,
9.70%, 11/10/18	850	974,479
Philip Morris International, Inc., Senior Unsecured Notes,
6.38%, 5/16/38	500	531,969

		1,506,448

Transportation — 0.0%
Overseas Shipholding Group, Inc., Senior Unsecured Notes,
7.50%, 2/15/24	15	10,894

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
7.50%, 3/15/15(c)	25	27,195
7.50%, 8/15/38(c)	425	470,421
Vodafone Group Plc (United Kingdom), Senior Unsecured Bonds,
6.15%, 2/27/37(c)	1,850	1,820,124
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
5.00%, 12/16/13(c)	40	41,485

		2,359,225

Total Corporate Bonds — 50.4%		89,843,150

Foreign Government Obligations
Israel — 0.2%
Israel Government AID Bond,
5.50%, 9/18/23(c)	325	347,476

Italy — 0.3%
Italian Republic, Senior Unsecured Notes,
5.38%, 6/15/33(c)	650	629,738

Mexico — 0.1%
Mexico Government International Bond, Senior Unsecured Notes,
6.05%, 1/11/40(c)	160	145,360

Total Foreign Government Obligations — 0.6%		1,122,574

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1,
5.00%, 8/25/19	107	95,005
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(a)	505	407,181
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1, Class 1A1,
4.90%, 10/25/35(a)	329	249,167
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5,
0.76%, 9/25/34(a)	32	23,442
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35	491	366,018
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 03-3, Class 2A1,
5.50%, 10/25/33	488	458,758
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(a)	517	378,613
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
0.50%, 8/25/46(a)	181	111,269
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.49%, 12/25/36(a)	220	95,685
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
4.08%, 8/25/34(a)	339	294,155
Structured Asset Securities Corp., Series 05-5, Class 2A4,
5.50%, 4/25/35	500	315,338

		2,794,631

Commercial Mortgage-Backed Securities — 7.2%
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.94%, 7/10/17(a)	1,250	1,008,340
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	260	257,975
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 1/11/12	280	286,923
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(a)	540	441,470
Commercial Mortgage Pass-Through Certificates, Series 05-C6, Class A2,
5.00%, 6/10/44	1,025	1,011,177
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CKN5, Class 4A,
5.44%, 9/15/34	1,367	1,389,376

56	JUNE 30, 2009

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	$370	$358,813
CW Capital Cobalt Ltd., Series 06-C1, Class A4,
5.22%, 8/15/48	1,000	719,487
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	360	370,189
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A3,
4.58%, 6/10/48	240	210,330
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class AAB,
4.62%, 8/10/42	265	252,688
JPMorgan Chase Commercial Mortgage Securities Corp., Class 02-C2, Series A2,
5.05%, 12/12/34	1,730	1,641,899
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(a)	201	203,575
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A2,
4.89%, 9/15/30	1,145	1,107,392
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	130	105,405
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2,
7.56%, 11/15/31(g)	30	29,727
Morgan Stanley Capital I, Inc., Series 07-IQ14, Class A4,
5.69%, 4/15/49(a)	1,055	769,013
Morgan Stanley Capital I, Series 98-HF2, Class F,
6.01%, 11/15/30(b)	1,520	1,513,621
Morgan Stanley Dean Witter Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	193	194,464
Nomura Asset Securities Corp., Series 98-D6, Class A1B,
6.59%, 3/17/28	12	11,739
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/10	987	949,401

		12,833,004

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 8.8%		15,627,635

Taxable Municipal Bonds
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	1,250	1,485,988
State of California GO, 7.55%, 4/01/39	1,350	1,233,792

Total Taxable Municipal Bonds — 1.5%		2,719,780

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.3%
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39(h)	200	203,313
Federal Home Loan Mortgage Corp. Gold,
7.00%, 12/01/29-4/01/32	22	24,286
5.00%, 7/01/35	4,196	4,284,226
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	127	136,586
Federal National Mortgage Assoc.,
7.00%, 1/01/31	9	10,024
6.00%, 12/01/32-8/01/34	389	409,571
5.50%, 11/01/33-3/01/36(f)	1,581	1,640,093
5.00%, 7/01/35-11/01/35(f)	524	535,791
Federal National Mortgage Assoc. 1 Year CMT,
4.55%, 1/01/35(a)	181	184,012
Federal National Mortgage Assoc. 12 Month LIBOR,
4.27%, 2/01/35(a)	744	768,446
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 7/01/39(h)	100	103,188
Federal National Mortgage Assoc., Series 03-49, Class YD,
5.50%, 6/25/23	346	369,780
Federal National Mortgage Assoc., Series 05-80, Class PB,
5.50%, 4/25/30	113	117,328
Federal National Mortgage Assoc., Series 05-88, Class PA,
5.00%, 9/25/24	422	427,273
Government National Mortgage Assoc. I,
7.00%, 9/15/31-5/15/32	40	43,403
5.50%, 4/15/33-8/15/33	57	59,367
Government National Mortgage Assoc. II 1 Year Treasury,
3.75%, 5/20/34(a)	131	133,288

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 5.3%		9,449,975

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, Unsecured Bonds,
5.38%, 9/30/22	2,600	2,821,580
5.25%, 12/09/22	325	337,321
5.37%, 9/09/24	525	557,874
Federal Home Loan Mortgage Corp., Senior Unsecured Notes,
5.50%, 8/23/17	1,600	1,799,699
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.75%, 6/27/16	675	687,132
Federal National Mortgage Assoc., Senior Unsecured Bonds,
5.00%, 5/11/17	1,300	1,411,713
7.25%, 5/15/30	675	878,834
6.63%, 11/15/30	1,400	1,714,685
Federal National Mortgage Assoc., Senior Unsecured Notes,
7.13%, 1/15/30	850	1,096,343
Federal National Mortgage Assoc., Subordinated Unsecured Debentures,
6.68%, 10/09/19(i)	5,475	2,787,323
Small Business Administration Participation Certificates, Series 04-P10A, Class 1,
4.50%, 2/01/14	77	78,301

Total U.S. Government Sponsored Agency Obligations — 7.9%		14,170,805

JUNE 30, 2009	57

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
U.S. Treasury Bonds,
8.00%, 11/15/21(j)	$1,700		$2,345,469
6.25%, 8/15/23	775		944,047
6.63%, 2/15/27	1,475		1,901,598
6.38%, 8/15/27	2,575		3,250,134
6.13%, 11/15/27	1,395		1,718,902
5.50%, 8/15/28(k)	5,575		6,441,740
3.50%, 2/15/39	3,720		3,216,647
4.25%, 5/15/39	670		663,193
U.S. Treasury Notes,
3.13%, 5/15/19(k)	3,770		3,646,306

Total U.S. Treasury Obligations — 13.5%			24,128,036

Total Long-Term Investments (Cost — $172,775,779) — 98.4%			175,524,363

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(l)(m) (Cost — $7,718,811) — 4.3%	7,718,811		7,718,811

	Contracts(n)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month LIBOR, expiring August 2011, Broker, JPMorgan Chase Bank, N.A.	100		135,743
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.	1,330		21,755
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	210		10,771
Receive a fixed rate of 5.280% and pay a floating rate based on 3-month LIBOR, expiring November 2010, Broker, Barclays Bank, Plc	70		75,441

			243,710

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 5.280% and receive a floating rate based on 3-month LIBOR, expiring November 2010, Broker, Barclays Bank, Plc	70		21,817
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month LIBOR, expiring August 2011, Broker, JPMorgan Chase Bank, N.A.	100		31,582

			53,399

Total Options Purchased (Cost — $265,638) — 0.2%			297,109

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $180,760,228*) — 102.9%			183,540,283

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39(h)	$(4,300)		(4,371,219)
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 7/01/39(h)	(500)		(508,750)
5.50%, 7/01/39-8/01/39(h)	(1,600)		(1,645,337)
6.00%, 8/01/39(h)	(300)		(312,390)

Total TBA Sale Commitments (Proceeds — $6,816,953) — (3.8)%			(6,837,696)

	Contracts
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(14)		(6,781)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 1.500% and receive a floating rate based on 3-month LIBOR, expiring September 2009, Broker, Credit Suisse International	(1,800	)(n)	(203,400)
Pay a fixed rate of 1.500% and receive a floating rate based on 3-month LIBOR, expiring September 2009, Broker, Credit Suisse International	(1,800	)(n)	(112,500)
Pay a fixed rate of 2.380% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Barclays Bank, Plc	(240	)(n)	(7,015)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(250	)(n)	(228,037)

			(550,952)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.380% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Barclays Bank, Plc	(240	)(n)	(323,946)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(210	)(n)	(152,809)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(250	)(n)	(112,561)

			(589,316)

Total Options Written (Premiums Received — $937,107) — (0.7)%			(1,147,049)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 98.4%			175,555,538
Other Assets in Excess of Liabilities — 1.6%			2,808,168

Net Assets — 100.0%			$178,363,706

58	JUNE 30, 2009

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$180,781,657

Gross unrealized appreciation	$9,472,076
Gross unrealized depreciation	(6,713,450)

Net unrealized appreciation	$2,758,626

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US dollar denominated security issued by foreign domiciled entity.

(d)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Sales Cost	Income
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2	$2,622	$795

(h)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	$103,188	$906
Deutsche Bank AG	$(5,192,359)	$(14,109)
JPMorgan Chase Bank, N.A.	$(1,442,024)	$(3,790)

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(k)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(l)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$7,718,811	$9,463

(m)	Represents the current yield as of report date.

(n)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.23%	05/13/09	08/15/28	$6,961,517	$6,662,125
JPMorgan Chase Bank, N.A.	(2.25)%	07/01/09	07/15/09	$3,202,321	$3,205,125

Total					$9,867,250

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 592,392	GBP	366,000	Deutsche Bank AG	8/26/09	$(9,717)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
122	U.S. Treasury Notes (5 Year)	September 2009	$13,995,688	$(136,052)
253	U.S. Treasury Bonds	September 2009	$29,944,922	140,073

Total				$4,021

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
146	U.S. Treasury Notes (2 Year)	September 2009	$31,567,937	$32,916
60	U.S. Treasury Notes (10 Year)	September 2009	$6,975,937	(32,715)

Total				$201

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	5,900	$57,054
5.03%(a)	3-month LIBOR	Deutsche Bank AG	November 2011	USD	300	24,136
4.95%(a)	3-month LIBOR	Bank of America, N.A.	December 2011	USD	500	38,581
5.05%(b)	3-month LIBOR	Deutsche Bank AG	February 2012	USD	1,700	(164,978)
4.96%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	September 2012	USD	2,500	247,114
3.49%(a)	3-month LIBOR	Bank of America, N.A.	April 2013	USD	8,000	320,791
4.57%(b)	3-month LIBOR	Deutsche Bank AG	June 2013	USD	7,700	(581,892)
3.65%(a)	3-month LIBOR	Citibank, N.A.	September 2013	USD	7,100	341,140
2.36%(b)	3-month LIBOR	Citibank, N.A.	April 2014	USD	7,100	153,803

JUNE 30, 2009	59

Schedule of Investments (continued)	Long Duration Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.44%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2014	USD	6,800	$124,328
2.95%(a)	3-month LIBOR	Deutsche Bank AG	December 2018	USD	3,000	(180,512)
3.31%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	2,200	72,987
5.41%(a)	3-month LIBOR	Deutsche Bank AG	April 2027	USD	200	35,863
5.12%(a)	3-month LIBOR	Citibank, N.A.	June 2028	USD	500	70,005
5.05%(b)	3-month LIBOR	Citibank, N.A.	November 2037	USD	700	(109,230)
5.06%(b)	3-month LIBOR	Citibank, N.A.	December 2037	USD	100	(15,534)
4.77%(b)	3-month LIBOR	Barclays Bank, Plc	January 2038	USD	400	(48,672)
5.30%(a)	3-month LIBOR	Citibank, N.A.	February 2038	USD	100	21,119
5.15%(b)	3-month LIBOR	Deutsche Bank AG	June 2038	USD	600	(101,562)
4.57%(b)	3-month LIBOR	Deutsche Bank AG	September 2038	USD	100	(8,318)
4.13%(a)	3-month LIBOR	Deutsche Bank AG	June 2039	USD	800	(2,362)

Total						$293,861

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of June 30, 2009 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
4.12%[1]	(0.46)%[2]	Barclays Bank, Plc	December 2009	USD 5,700	107,810

1	Rate shown is based on the Barclays 20+ Year index Return as of June 30, 2009.

2	Rate shown is based on 1-month LIBOR minus 0.75% as of June 30, 2009.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$13,515,828	—	$13,515,828
Capital Trusts:
Commercial Banks	—	529,682	—	529,682
Diversified Financial Services	—	2,148,621	—	2,148,621
Insurance	—	2,268,277	—	2,268,277
Corporate Bonds	—	89,843,150	—	89,843,150
Foreign Government Obligations	—	1,122,574	—	1,122,574
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,627,635	—	15,627,635
Taxable Municipal Bonds	—	2,719,780	—	2,719,780
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	9,449,975	—	9,449,975
U.S. Government Sponsored Agency Obligations	—	14,170,805	—	14,170,805
U.S. Treasury Obligations	—	24,128,036	—	24,128,036
Short-Term Securities	$7,718,811	—	—	7,718,811

60	JUNE 30, 2009

Schedule of Investments (concluded)	Long Duration Bond Portfolio

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Liabilities:
TBA Sale Commitments	—	$(6,837,696)	—	$(6,837,696)
Other Financial Instruments[3] :
Assets:	$172,989	1,804,030	$107,810	2,084,829

Liabilities:	(175,548)	(11,914,395)	(315,900)	(12,405,843)

Total	$7,716,252	$158,576,302	$(208,090)	$166,084,464

3	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, options and reverse repurchase agreements. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[4]
Balance, as of September 30, 2008	—
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation[5]	$137,510
Net purchases/sales	(345,600)
Transfers in/out of Level 3	—

Balance, as of June 30, 2009	$(208,090)

4	Other financial instruments are swap contracts.

5	Represents the change in unrealized appreciation/depreciation on securities still held at June 30, 2009.

JUNE 30, 2009	61

Schedule of Investments June 30, 2009 (Unaudited)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	$9,600	$9,745,439
Amresco Independence Funding, Inc., Series 99-1, Class A,
3.50%, 6/15/20(a)(b)	2,087	1,306,861
Business Loan Express, Inc., Series 98-1, Class A,
2.25%, 1/15/25(a)(b)	534	289,556
Capital Auto Receivables Asset Trust, Series 07-4A, Class A3A,
5.00%, 7/15/10	12,780	13,083,044
Carmax Auto Owner Trust, Series 08-2, Class A3B,
1.72%, 10/15/12(b)	2,995	2,986,297
Citigroup Mortgage Loan Trust, Inc., Series 07-AHL3, Class A3A,
0.37%, 5/25/37(b)	9,661	5,222,077
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
0.42%, 3/25/37(b)	4,666	3,223,566
Conseco Financial Corp., Series 93-4, Class A5,
7.05%, 1/15/19	713	662,516
Conseco Financial Corp., Series 95-5, Class M1,
7.65%, 9/15/26(b)	390	358,738
Conseco Financial Corp., Series 96-8, Class A6,
7.60%, 10/15/27(b)	1,648	1,537,888
Conseco Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	942	933,069
Countrywide Asset-Backed Certificates, Series 07-12, Class 2A1,
0.66%, 5/25/29(b)	4,888	4,175,932
Countrywide Asset-Backed Certificates, Series 07-4, Class A1A,
0.43%, 9/25/37(b)	5,271	4,680,187
DaimlerChrysler Auto Trust, Series 06-B, Class A3,
5.33%, 8/08/10	438	439,279
Ford Credit Auto Owner Trust, Series 06-A, Class A4,
5.07%, 12/15/10	7,805	7,914,925
Ford Credit Auto Owner Trust, Series 06-B, Class A3,
5.26%, 10/15/10	1,928	1,937,231
Ford Credit Auto Owner Trust, Series 06-C, Class A4B,
0.36%, 2/15/12(b)	11,000	10,887,650
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	13,965	14,110,698
Ford Credit Auto Owner Trust, Series 08-B, Class A2,
1.52%, 12/15/10(b)	286	286,698
Ford Credit Auto Owner Trust, Series 09-A, Class A3B,
2.82%, 1/15/12(b)	18,615	19,005,880
GSAA Home Equity Trust, Series 04-11, Class 2A2,
0.63%, 12/25/34(b)	2,781	1,292,346
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A,
0.87%, 7/15/24(a)(b)	1,391	528,407
Home Equity Asset Trust, Series 07-1, Class 2A1,
0.37%, 5/25/37(b)	3,730	3,293,266
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.42%, 7/25/37(b)	1,329	1,179,885
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
1.25%, 1/15/24(a)(b)	378	303,106
JPMorgan Mortgage Acquisition Corp., Series 07-CH5, Class A2,
0.36%, 11/25/29(b)	7,870	6,820,516
Massachusetts RRB Special Purpose Trust, Series 99-1, Class A5,
7.03%, 3/15/12	1,303	1,338,837
Morgan Stanley ABS Capital I, Inc., Series 07-HE2, Class A2A,
0.35%, 1/25/37(b)	2,935	2,539,651
Morgan Stanley ABS Capital I, Inc., Series 07-HE6, Class A1,
0.37%, 5/25/37(b)	5,842	3,707,313
Nissan Auto Receivables Owner Trust, Series 09-A, Class A3,
3.20%, 2/15/13	8,030	8,178,266
PECO Energy Transition Trust, Series 00-A, Class A4,
7.65%, 9/01/09	7,000	7,079,692
Permanent Master Issuer Plc (United Kingdom), Series 07-1, Class 2A1,
1.18%, 1/15/16(b)(c)	8,540	8,210,527
PMC Capital LP, Series 98-1, Class A,
2.25%, 4/01/21(a)(b)	1,780	1,067,940
Soundview Home Equity Loan Trust, Series 07-OPT3, Class 2A1,
0.37%, 8/25/37(b)	4,253	3,714,799
Structured Asset Receivables Trust, Series 03-1A,
1.60%, 1/21/10(a)(b)	3,305	3,074,060
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A2,
1.18%, 7/25/22(b)	9,013	8,906,699
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(b)	15,855	15,536,330
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(b)	15,850	15,495,134
SWB Loan-Backed Certificates, Series 97-1, Class A,
1.10%, 8/15/22(a)(b)	237	148,552
SWB Loan-Backed Certificates, Series 98-1, Class AV,
1.00%, 9/15/24(a)(b)	1,902	953,937
Wells Fargo Home Equity Trust, Series 07-2, Class A1,
0.40%, 4/25/37(b)	4,837	4,021,268

Total Asset Backed Securities — 20.0%		200,178,062

Corporate Bonds
Aerospace & Defense — 1.2%
General Dynamics Corp., Unsecured Notes,
1.80%, 7/15/11	6,065	6,053,925
Northrop Grumman Systems Corp., Senior Unsecured Notes,
7.13%, 2/15/11	5,605	6,016,200

		12,070,125

Banks — 1.4%
Fifth Third Bank, Notes,
4.20%, 2/23/10	6,750	6,745,059
National City Bank, Senior Unsecured Notes,
4.15%, 8/01/09	7,430	7,433,366

		14,178,425

62	JUNE 30, 2009

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Beverages — 0.2%
Bottling Group LLC, Senior Unsecured Notes,
6.95%, 3/15/14	$1,845	$2,104,370

Capital Markets — 1.6%
Eksportfinans A/S (Norway), Senior Unsecured Bonds,
5.00%, 2/14/12(c)	4,525	4,801,233
The Goldman Sachs Group, Inc., Senior Notes,
6.00%, 5/01/14	2,825	2,948,339
Morgan Stanley, Notes,
2.25%, 3/13/12	8,100	8,171,337

		15,920,909

Commercial Banks — 5.4%
Asian Development Bank (Supranational), Notes,
2.75%, 5/21/14(c)	5,160	5,065,492
Australia & New Zealand Banking Group Ltd. (Australia), Senior Notes,
0.89%, 6/18/12(a)(b)(c)	6,235	6,208,090
European Investment Bank (Multiple Countries), Notes,
3.13%, 6/04/14(c)	3,770	3,777,955
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(c)	6,435	6,566,395
Landwirtschaftliche Rentenbank (Germany), Unsecured Notes,
4.13%, 7/15/13(c)	5,215	5,444,309
Lloyds TSB Bank Plc (United Kingdom), Senior Unsecured Notes,
2.80%, 4/02/12(a)(c)	8,460	8,552,174
The Royal Bank of Scotland Group Plc (United Kingdom), Senior Unsecured Notes,
2.63%, 5/11/12(a)(c)	3,675	3,701,405
Société Financement de l’Economie Francaise (France),
2.38%, 3/26/12(a)(c)	4,690	4,726,872
2.38%, 3/26/12(c)	9,615	9,678,940

		53,721,632

Commercial Services — 0.2%
The Board of Trustees of The Leland Stanford Junior University,
3.63%, 5/01/14	1,650	1,663,398

Computers & Peripherals — 1.5%
Hewlett-Packard Co., Senior Unsecured Notes,
2.25%, 5/27/11(d)	14,645	14,689,609

Consumer Finance — 0.4%
Capital One Financial Corp., Senior Unsecured Notes,
5.70%, 9/15/11	3,800	3,816,857

Diversified Financial Services — 7.5%
Bank of America Corp., Senior Unsecured Notes,
5.38%, 8/15/11	5,125	5,239,615
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(c)	8,440	8,609,669
Citigroup Funding, Inc., Notes,
1.38%, 5/05/11	8,395	8,406,879
Dexia Credit Local (France), Notes,
2.38%, 9/23/11(a)(c)	7,335	7,342,962
General Electric Capital Corp., Senior Notes,
1.80%, 3/11/11	10,435	10,529,082
JPMorgan Chase & Co., Senior Unsecured Notes,
4.60%, 1/17/11	10,000	10,291,630
2.20%, 6/15/12	5,380	5,407,228
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(a)(c)	4,825	4,842,901
Macquarie Bank Ltd. (Australia), Senior Unsecured Notes,
4.10%, 12/17/13(a)(c)	13,625	13,963,309

		74,633,275

Diversified Telecommunication Services — 0.8%
France Telecom SA (France), Senior Unsecured Notes,
4.38%, 7/08/14(c)	4,125	4,157,088
Koninklijke KPN NV (Netherlands), Senior Unsecured Notes,
8.00%, 10/01/10(c)	1,185	1,243,393
Telefonica Europe BV (Netherlands), Unsecured Notes,
7.75%, 9/15/10(c)	2,325	2,452,587

		7,853,068

Electric Utilities — 2.2%
EDP Finance BV (Netherlands), Senior Unsecured Notes,
5.38%, 11/02/12(a)(c)	2,150	2,253,127
Florida Power Corp., Secured Mortgage Bonds,
6.65%, 7/15/11	9,915	10,707,962
FPL Group Capital, Inc., Senior Unsecured Notes,
5.63%, 9/01/11	1,888	2,018,189
PSEG Power LLC, Senior Unsecured Notes,
7.75%, 4/15/11	2,135	2,285,054
Rochester Gas & Electric Corp., Senior Secured Bonds,
6.95%, 4/01/11	4,400	4,652,635

		21,916,967

Energy Equipment & Services — 0.4%
Enterprise Products Operating LLC, Senior Unsecured Notes,
4.95%, 6/01/10	4,330	4,393,924

Food & Staples Retailing — 0.7%
CVS Caremark Corp., Senior Unsecured Notes,
0.97%, 6/01/10(b)	750	744,682
5.75%, 8/15/11	6,224	6,581,761

		7,326,443

Food Products — 0.2%
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 8/11/10	1,795	1,857,143

Insurance — 2.6%
Berkshire Hathaway Finance Corp., Senior Notes,
4.00%, 4/15/12(a)	9,635	9,957,695
Metropolitan Life Global Funding I, Senior Secured Notes,
2.55%, 6/10/11(a)(b)	6,975	6,962,501
Suncorp-Metway Ltd. (Australia), Notes,
0.99%, 12/17/10(a)(b)(c)	9,550	9,530,308

		26,450,504

JUNE 30, 2009	63

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media — 1.9%
Comcast Corp., Senior Unsecured Notes,
1.44%, 7/14/09(b)	$5,844	$5,845,613
Cox Communications, Inc., Senior Unsecured Notes,
7.88%, 8/15/09	2,855	2,872,104
7.75%, 11/01/10	4,820	5,017,601
Time Warner Cable, Inc., Senior Unsecured Notes,
5.40%, 7/02/12	5,000	5,168,000

		18,903,318

Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp., Senior Unsecured Notes,
1.03%, 9/15/09(b)	1,335	1,335,073
Conoco Funding Co. (Canada), Senior Unsecured Notes,
6.35%, 10/15/11(c)	4,000	4,365,524
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
4.00%, 3/21/14(c)	8,635	8,866,643
StatoilHydro ASA (Norway), Unsecured Notes,
3.88%, 4/15/14(c)	5,570	5,649,122
XTO Energy, Inc., Senior Unsecured Notes,
5.00%, 8/01/10	3,810	3,904,728

		24,121,090

Pharmaceuticals — 2.6%
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12	4,405	4,563,496
Novartis Capital Corp., Senior Unsecured Notes,
4.13%, 2/10/14	4,800	4,940,976
Pfizer, Inc., Senior Unsecured Notes,
4.45%, 3/15/12(d)	7,985	8,378,174
Roche Holdings, Inc., Senior Unsecured Notes,
4.50%, 3/01/12(a)	8,052	8,465,027

		26,347,673

Road & Rail — 0.7%
CSX Corp., Senior Unsecured Notes,
6.75%, 3/15/11	6,745	7,080,618

Thrifts & Mortgage Finance — 0.4%
Sovereign Bancorp, Inc., Senior Unsecured Notes,
0.84%, 3/23/10(b)	3,835	3,539,206

Wireless Telecommunication Services — 3.9%
New Cingular Wireless Services, Inc., Senior Unsecured Notes,
7.88%, 3/01/11	5,000	5,392,325
Verizon Wireless Capital LLC, Notes,
3.75%, 5/20/11(a)	18,025	18,394,026
Verizon Wireless Capital LLC, Senior Unsecured Notes,
5.25%, 2/01/12(a)	10,335	10,899,921
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
0.94%, 2/27/12(b)(c)	4,535	4,334,118

		39,020,390

Total Corporate Bonds — 38.2%		381,608,944

Foreign Government Obligations
Canada — 2.0%
Export Development Canada,
2.38%, 3/19/12(c)	5,625	5,664,631
Province of Ontario Canada,
1.17%, 5/22/12(b)(c)	5,865	5,843,335
4.10%, 6/16/14(b)(c)	8,670	8,841,744

Total Foreign Government Obligations — 2.0%		20,349,710

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.8%
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
0.58%, 11/25/35(b)	3,393	1,757,521
Banc of America Funding Corp., Series 06-7, Class 1A1,
0.76%, 9/25/36(b)	8,304	4,993,776
Banc of America Mortgage Securities, Inc., Series 03-J, Class 2A1,
5.29%, 11/25/33(b)	1,836	1,559,778
Banc of America Mortgage Securities, Inc., Series 05-D, Class 2A7,
4.79%, 5/25/35(b)	8,311	4,590,704
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.14%, 11/20/36(b)	8,843	4,826,049
Bear Stearns ALT-A Trust, Series 04-12, Class 1A1,
0.66%, 1/25/35(b)	2,490	1,216,466
Bear Stearns ALT-A Trust, Series 04-13, Class A1,
0.68%, 11/25/34(b)	3,254	1,808,690
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
4.82%, 10/25/34(b)	2,726	1,903,349
Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 1A5A,
5.80%, 7/25/36(b)	11,685	7,148,043
Countrywide Alternative Loan Trust, Series 05-20CB, Class 2A3,
5.50%, 7/25/35	6,410	5,260,397
Countrywide Home Loan Mortgage Pass-Through Trust, Series 04-29, Class 1A1,
0.58%, 2/25/35(b)	1,342	817,866
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.23%, 2/25/33(b)	7,686	6,564,300
First Horizon Asset Securities, Inc., Series 04-AR2, Class 2A1,
3.02%, 5/25/34(b)	1,320	1,166,306
First Horizon Asset Securities, Inc., Series 04-AR7, Class 1A1,
4.50%, 2/25/35(b)	829	708,771
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A,
0.67%, 3/20/23(a)(b)	363	279,886
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
3.97%, 8/25/34(b)	5,058	4,151,796
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
3.95%, 9/25/35(b)	7,716	5,885,350

64	JUNE 30, 2009

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.74%, 7/25/35(b)	$9,918	$7,792,129
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
3.71%, 8/25/34(b)(e)	6,824	6,017,351
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3,
4.44%, 6/25/35(b)(e)	9,400	4,812,282
MortgageIT Trust, Series 04-1, Class A1,
0.70%, 11/25/34(b)	5,679	3,717,307
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
0.40%, 4/25/36(b)	335	331,176
Residential Asset Securitization Trust, Series 05-A5, Class A12,
0.61%, 5/25/35(b)	4,398	2,737,160
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.61%, 9/25/34(b)	1,471	883,605
Structured Adjustable Rate Mortgage Loan Trust, Series 04-3AC, Class A2,
4.33%, 3/25/34(b)	6,322	5,139,922
Thornburg Mortgage Securities Trust, Series 06-6, Class A1,
0.42%, 11/25/11(b)	10,189	9,151,207
Thornburg Mortgage Securities Trust, Series 07-1, Class A3A,
0.41%, 3/25/37(b)	4,193	3,651,707
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class 1A6,
4.82%, 10/25/35(b)	11,500	6,386,532
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class 1A1,
4.53%, 11/25/30(b)	336	275,867
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.62%, 7/25/36(b)	13,673	8,263,049
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR8, Class 2A1,
5.24%, 4/25/36(b)	10,662	6,687,247
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	8,153	7,153,582

		127,639,171

Commercial Mortgage-Backed Securities — 10.4%
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO),
2.23%, 10/15/30(a)(b)	3,283	2,205
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31(b)	1,652	1,649,071
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 06-CD2, Class AAB,
5.57%, 1/15/46(b)	3,200	2,969,601
Commercial Capital Access One, Inc., Series 3A, Class A2,
6.62%, 11/15/28(a)(b)	3,244	3,239,266
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10(b)	6,190	6,244,384
Commercial Mortgage Pass-Through Certificates, Series 03-LB1A, Class A1,
3.25%, 6/10/38	4,236	4,065,755
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 1/15/11	2,918	3,009,652
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK1, Class A3,
6.38%, 12/18/10	4,039	4,141,258
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK6, Class A3,
6.39%, 8/15/36	8,240	8,284,210
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	7,274	7,417,528
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class B,
7.59%, 8/16/33(b)	2,875	2,881,995
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO),
0.97%, 1/10/40(a)(b)	133,564	768,472
Goldman Sachs Mortgage Securities Corp. II, Series 04-C1, Class A2,
4.32%, 10/10/28	2,655	2,635,016
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2,
0.50%, 4/16/19(a)(b)	37	37,251
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2,
7.95%, 5/15/25(b)	10,735	10,909,338
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	3,418	3,445,530
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C3, Class XCP (IO),
1.22%, 2/15/37(a)(b)	22,096	204,244
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO),
0.84%, 4/15/37(a)(b)	88,523	434,664
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP1, Class A4,
6.66%, 2/15/33	4,616	4,682,873
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO),
1.38%, 3/18/30(b)	328	26
PNC Mortgage Acceptance Corp., Series 00-C2, Class A2,
7.30%, 9/12/10	17,985	18,435,427
PNC Mortgage Acceptance Corp., Series 01-C1, Class A2,
6.36%, 3/12/11	3,050	3,116,146
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(b)	7,890	8,027,677
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(b)	1,500	1,506,001
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/34	4,780	4,680,632

JUNE 30, 2009	65

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
2.05%, 5/25/36(a)(b)	$39,187	$1,154,378

		103,942,600

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 23.2%		231,581,771

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(e)	5	4,522

Taxable Municipal Bonds — 0.7%
State of California Various Purposes GO,
5.65%, 4/01/39	7,225	7,144,441

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.5%
Federal Home Loan Mortgage Corp. 1 Year CMT,
7.67%, 5/01/15(b)	133	134,620
4.91%, 1/01/16(b)	38	39,074
4.18%, 1/01/19(b)	269	269,346
4.83%, 9/01/19(b)	261	264,935
4.54%, 6/01/20(b)	1,429	1,447,818
4.80%, 10/01/23(b)	233	237,468
4.35%, 8/01/31(b)	150	151,835
5.87%, 5/01/37(b)	6,446	6,674,525
Federal Home Loan Mortgage Corp. 1 Year Treasury,
3.90%, 7/01/34(b)	787	801,152
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.45%, 7/01/34(b)	325	330,240
5.81%, 11/01/36(b)	4,135	4,354,023
Federal Home Loan Mortgage Corp. 6 Month Treasury,
3.92%, 3/01/20(b)	253	252,477
Federal Home Loan Mortgage Corp. Gold,
7.00%, 11/01/15-12/01/16	570	607,995
6.50%, 6/01/16-1/01/19	3,079	3,262,642
Federal Home Loan Mortgage Corp. Gold 7 Year Balloon,
4.50%, 4/01/10	1,651	1,675,825
Federal Home Loan Mortgage Corp. Hybrid ARM,
5.16%, 8/01/32(b)	418	424,750
Federal Home Loan Mortgage Corp., Series 1165, Class LD,
7.00%, 11/15/21	905	972,800
Federal Home Loan Mortgage Corp., Series 3313, Class AB,
5.75%, 7/15/35	3,390	3,404,718
Federal National Mortgage Assoc.,
7.00%, 3/01/15-11/01/17	1,767	1,875,456
7.50%, 4/01/15-8/01/16	1,066	1,132,040
6.00%, 2/01/17	75	80,237
5.00%, 4/01/21	54	55,991
5.50%, 10/01/21(d)	11,456	12,045,559
Federal National Mortgage Assoc. 1 Year CMT,
3.82%, 12/01/18(b)	474	475,547
4.41%, 12/01/21(b)	80	80,720
6.00%, 12/01/21(b)	197	201,608
4.27%, 1/01/33(b)	1,482	1,509,641
Federal National Mortgage Assoc. 1 Year Treasury,
4.69%, 12/01/30(b)	241	246,128
5.22%, 9/01/32(b)	411	412,738
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 7/01/24(f)	12,800	13,388,000
Federal National Mortgage Assoc. 5 Year Balloon,
4.39%, 4/01/14	5,588	5,773,255
Federal National Mortgage Assoc. 6 Month LIBOR,
6.82%, 12/01/31(b)	309	324,370
3.23%, 7/01/33(b)	271	272,515
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,194	1,123,773
Federal National Mortgage Assoc., Series 97-20, Class FB,
2.39%, 3/25/27(b)	1,255	1,258,335
Federal National Mortgage Assoc., Series 06-53, Class WA,
6.00%, 5/25/28	3,822	3,941,073
Federal National Mortgage Assoc., Series 06-M2, Class A1A,
4.86%, 8/25/16(b)	5,559	5,807,664
Government National Mortgage Assoc. I,
6.00%, 2/15/11	11	10,909

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 7.5%		75,321,802

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, Unsecured Bonds,
5.38%, 6/13/14	3,405	3,777,493
5.25%, 9/12/14	3,405	3,771,957
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12	9,030	8,997,167
Federal National Mortgage Assoc., Senior Subordinated Unsecured Notes,
5.25%, 8/01/12	15,315	15,913,817
Federal National Mortgage Assoc., Subordinated Unsecured Notes,
6.25%, 2/01/11	2,914	3,064,916
Federal National Mortgage Assoc., Unsecured Notes,
2.00%, 2/11/11	7,115	7,164,563

Total U.S. Government Sponsored Agency Obligations — 4.3%		42,689,913

U.S. Treasury Obligations
U.S. Treasury Inflation Protected Notes,
4.25%, 1/15/10(g)	10,250	13,233,698
U.S. Treasury Notes,
2.38%, 8/31/10(h)	100,000	102,074,200
1.13%, 6/30/11	7,180	7,180,574
1.75%, 11/15/11(h)	28,960	29,267,845

66	JUNE 30, 2009

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
1.88%, 2/28/14	$810		$789,053
2.25%, 5/31/14(h)	1,565		1,543,966
4.00%, 8/15/18	695		720,900

Total U.S. Treasury Obligations — 15.5%			154,810,236

Total Long-Term Investments (Cost — $1,172,583,387) — 111.4%			1,113,689,401

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(i)(j) (Cost — $10,469,760) — 1.0%	10,469,760		10,469,760

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
September 1 Year Euro-Bobl Futures, Strike Price $98.25, Expires 09/11/09	239		137,425

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.970% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, JPMorgan Chase Bank, N.A.	8,160	(k)	443,892
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Barclays Bank, Plc	2,190	(k)	130,760

			574,652

Total Options Purchased (Cost — $594,839) — 0.1%			712,077

Total Investments Before Outstanding Options Written (Cost — $1,183,647,986*) — 112.5%			1,124,871,238

Options Written
Exchange-Traded Call Options Written
September 1 Year Euro-Bobl Futures, Strike Price $98.50, Expires 09/11/09	(239)		(76,181)

Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(81)		(39,234)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, expiring January 2011, Broker, Citibank, N.A.	(9,360	)(k)	(779,652)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Deutsche Bank AG	(5,310	)(k)	(355,209)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(3,380	)(k)	(329,482)
Receive a fixed rate of 2.900% and pay a floating rate based on 3-month LIBOR, expiring January 2011, Broker, Citibank, N.A.	(9,360	)(k)	(1,745,957)

			(2,430,648)

Total Options Written (Premiums received — $ 2,948,652) — (0.3)%			(3,325,715)

Total Investments Net of Options Written — 112.2%			1,121,545,523
Liabilities in Excess of Other Assets — (12.2)%			(121,710,891)

Net Assets — 100.0%			$999,834,632

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,183,696,253

Gross unrealized appreciation	$15,251,384
Gross unrealized depreciation	(74,076,399)

Net unrealized depreciation	$(58,825,015)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	US dollar denominated security issued by foreign domiciled entity.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Sales Cost	Interest Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	$61	$83
Merrill Lynch Mortgage Investors, Inc. Series 99-A, Class A	$18,249	$4,814
Merrill Lynch Mortgage Investors, Inc. Series 04-A4, Class A2	$382,709	$93,559
Merrill Lynch Mortgage Investors, Inc. Series 05-A5, Class A3	—	$107,764

(f)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	$13,388,000	$154,000

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$10,469,760	$19,329

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

JUNE 30, 2009	67

Schedule of Investments (continued)	Low Duration Bond Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank, Plc	0.16%	04/08/09	08/31/10	$78,076,573	$77,900,000
JPMorgan Chase Bank, N.A.	0.21%	04/28/09	11/15/11	$7,925,686	7,882,875
Bank of America, N.A.	0.27%	05/04/09	11/15/11	$6,692,358	6,646,250
Bank of America, N.A.	0.25%	05/05/09	12/31/09	$12,786,901	12,765,625
Bank of America, N.A.	0.05%	06/18/09	05/31/14	$1,541,474	1,537,613

Total					$106,732,363

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 2,655,900	EUR	1,950,000	Citibank, N.A.	7/15/09	$(79,692)
USD 1,092,527	GBP	675,000	Deutsche Bank AG	8/26/09	(17,921)

Total					$(97,613)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
498	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$107,676,938	$122,027
82	Euro-Bobl	Eurex	September 2009	$13,280,726	105,311
71	Euro-Schatz	Eurex	September 2009	$10,747,163	4,141
430	Eurodollar Futures	Chicago	September 2009	$106,779,750	2,774,894
12	Eurodollar Futures	Chicago	June 2010	$2,953,650	94,087
6	Eurodollar Futures	Chicago	September 2010	$1,471,200	42,993
5	Eurodollar Futures	Chicago	December 2010	$1,221,188	32,265
653	Pound Sterling Futures	London	March 2011	$129,535,367	(900,150)
15	Eurodollar Futures	Chicago	June 2011	$3,638,250	73,358

Total					$2,348,926

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
200	U.S. Treasury Notes (5 Year)	Chicago	September 2009	$22,943,750	$(121,914)
53	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$6,162,078	29,018

Total					$(92,896)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.62%(a)	3-month LIBOR	Deutsche Bank AG	March 2011	USD6,000	$58,217
1.52%(a)	3-month LIBOR	Credit Suisse International	April 2011	USD54,100	128,752
3.95%(a)	3-month Australian Bank Bill Rate	Citibank, N.A.	May 2011	AUD19,465	(97,403)
4.02%(a)	3-month Australian Bank Bill Rate	Citibank, N.A.	May 2011	AUD58,350	(261,423)
1.42%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2011	USD35,800	571
1.26%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2011	USD20,200	68,444
1.34%(a)	3-month LIBOR	Deutsche Bank AG	May 2011	USD94,200	(194,068)
2.40%(b)	3-month LIBOR	Credit Suisse International	April 2014	USD23,700	493,683
2.41%(a)	3-month LIBOR	Citibank, N.A.	May 2014	USD22,000	(495,580)

Total					$(298,807)

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

68	JUNE 30, 2009

Schedule of Investments (concluded)	Low Duration Bond Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$186,994,022	$13,184,040	$200,178,062
Corporate Bonds	—	381,608,944	—	381,608,944
Foreign Government Obligations	—	20,349,710	—	20,349,710
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	231,581,771	—	231,581,771
Project Loans	—	—	4,522	4,522
Taxable Municipal Bonds	—	7,144,441	—	7,144,441
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	75,321,802	—	75,321,802
U.S. Government Sponsored Agency Obligations	—	42,689,913	—	42,689,913
U.S. Treasury Obligations	—	154,810,236	—	154,810,236
Short-Term Securities	$10,469,760	—	—	10,469,760
Other Financial Instruments[1] :
Assets:	3,415,519	1,324,319	—	4,739,838
Liabilities:	(1,137,479)	(110,729,924)	(358,826)	(112,226,229)

Total	$12,747,800	$991,095,234	$12,829,736	$1,016,672,770

1	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, options and reverse repurchase agreements. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans	Other Financial Instruments[2]
Balance, as of September 30, 2008	—	—	$679,051
Accrued discounts/premiums	$5,243	$(7)	—
Realized gain/loss	387	2	1,390,554
Change in unrealized appreciation/depreciation[3]	490,153	5	(2,428,431)
Net purchases/sales	(1,129,487)	(61)	—
Transfers in/out of Level 3	13,817,744	4,583	—

Balance, as of June 30, 2009	$13,184,040	$4,522	$(358,826)

2	Other financial instruments are swap contracts.

3	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $131,332.

JUNE 30, 2009	69

Schedule of Investments June 30, 2009 (Unaudited)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	USD	5,210	$5,288,931
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1,
0.62%, 11/25/34(a)		1,746	961,470
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
0.36%, 10/25/36(a)		949	888,357
Conseco Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27(a)		1,369	1,325,180
Countrywide Asset-Backed Certificates, Series 04-14, Class A4,
0.59%, 6/25/35(a)		309	243,939
Countrywide Asset-Backed Certificates, Series 06-18, Class 2A1,
0.36%, 7/25/36(a)		922	907,685
DaimlerChrysler Auto Trust, Series 06-D, Class A4,
4.94%, 2/08/12		5,450	5,581,455
Ford Credit Auto Owner Trust, Series 09-A, Class A3B,
2.82%, 1/15/12(a)		9,675	9,878,157
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.42%, 7/25/37(a)		1,021	905,786
IndyMac Residential Trust, Series 06-D, Class 2A1,
0.36%, 11/25/36(a)		71	69,932
Lehman XS Trust, Series 05-5N, Class 3A2,
0.67%, 11/25/35(a)		2,123	575,219
Nissan Auto Receivables Owner Trust, Series 09-A, Class A2,
2.94%, 7/15/11		2,895	2,913,533
Structured Asset Securities Corp., Series 07-BC1, Class A2,
0.36%, 2/25/37(a)		2,106	1,890,480
Student Loan Marketing Assoc. Student Loan Trust, Series 05-4, Class A2,
1.17%, 4/26/21(a)		1,335	1,310,299
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)		6,580	6,447,749
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(a)		1,660	1,622,834
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.79%, 7/25/23(a)		4,480	4,492,248
SWB Loan-Backed Certificates, Series 97-1, Class A,
1.10%, 8/15/22(a)(b)		185	115,540
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12		4,825	4,994,042

Total Asset Backed Securities — 10.0%			50,412,836

Capital Trusts
Commercial Banks — 0.2%
Barclays Bank Plc (United Kingdom), Junior Subordinated Unsecured Notes,
7.43%(a)(b)(c)(d)		1,450	971,500

Diversified Financial Services — 1.0%
Credit Suisse Guernsey Ltd. (Switzerland), Junior Subordinated Unsecured Notes,
5.86%(a)(c)(d)		499	324,350
General Electric Capital Corp., Subordinated Unsecured Debentures,
6.38%, 11/15/67(a)		1,850	1,234,359
Goldman Sachs Capital Trust II, Junior Subordinated Unsecured Bonds,
5.79%(a)(d)		725	441,851
JPMorgan Chase & Co., Junior Subordinated Unsecured Stock,
7.90%(a)(d)		490	428,799
JPMorgan Chase Capital XXV, Junior Subordinated Unsecured Notes,
6.80%, 10/01/37		3,350	2,881,003
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Unsecured Notes,
5.86%(a)(d)(e)		360	36

			5,310,398

Insurance — 0.6%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(a)(b)		554	158,054
CHUBB Corp., Junior Subordinated Unsecured Notes,
6.38%, 3/29/67(a)		775	620,000
MetLife, Inc., Junior Subordinated Unsecured Debentures,
6.40%, 12/15/36		1,565	1,118,975
The Progressive Corp., Junior Subordinated Unsecured Debentures,
6.70%, 6/15/37(a)		1,265	891,959

			2,788,988

Total Capital Trusts — 1.8%			9,070,886

Corporate Bonds
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(b)		710	705,660

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Senior Unsecured Notes,
3.88%, 4/01/14(f)		3,425	3,531,791

Capital Markets — 1.7%
Eksportfinans A/S (Norway), Unsecured Notes,
5.50%, 5/25/16(c)		1,625	1,638,507
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13		1,475	1,505,378
Lehman Brothers Holdings, Inc., Subordinated Unsecured Notes,
6.75%, 12/28/17(e)		2,275	227
Morgan Stanley, Senior Unsecured Notes,
5.05%, 1/21/11		270	275,324
6.75%, 4/15/11		625	654,730
1.40%, 1/09/12(a)(f)		4,765	4,295,204
6.25%, 8/28/17(f)		340	328,980

			8,698,350

70	JUNE 30, 2009

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks — 2.9%
Danske Bank A/S (Denmark), Senior Unsecured Notes,
2.50%, 5/10/12(b)(c)	USD	2,175	$2,183,483
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(c)		4,750	4,846,989
Société Financement de l’Economie Francaise (France), Senior Unsecured Notes,
3.38%, 5/05/14(b)(c)		2,600	2,611,119
UBS AG (Switzerland), Senior Unsecured Notes,
5.88%, 12/20/17(c)		3,315	3,087,127
5.75%, 4/25/18(c)		2,400	2,185,766

			14,914,484

Commercial Services & Supplies — 0.2%
The Board of Trustees of The Leland Stanford Junior University, Notes,
4.25%, 5/01/16		750	735,600

Communications Equipment — 0.1%
Cisco Systems, Inc., Senior Unsecured Notes,
5.90%, 2/15/39		400	393,918

Diversified Financial Services — 5.1%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17		670	609,167
5.75%, 12/01/17		1,085	966,115
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
4.55%, 6/23/10		750	765,422
Belvoir Land LLC Class II, Notes,
5.40%, 12/15/47(b)		1,175	751,189
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(c)		2,155	2,198,322
Citigroup Funding, Inc.,
2.13%, 7/12/12		2,285	2,285,315
Citigroup, Inc., Senior Unsecured Notes,
4.13%, 2/22/10		430	430,105
Dexia Credit Local (France), Notes,
2.38%, 9/23/11(b)(c)		1,760	1,761,910
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10(f)		5,720	5,887,939
2.13%, 12/21/12		1,795	1,782,649
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17		1,535	1,495,159
JPMorgan Chase Bank N.A., Subordinated Unsecured Notes,
6.00%, 10/01/17		2,335	2,272,744
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(b)(c)		3,000	3,011,130
Ohana Military Communities LLC,
6.19%, 4/01/49(b)		750	601,470
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(c)		1,227	1,256,957

			26,075,593

Diversified Telecommunication Services — 2.3%
AT&T, Inc., Senior Unsecured Bonds,
5.50%, 2/01/18		975	973,574
AT&T, Inc., Senior Unsecured Notes,
6.50%, 9/01/37		2,700	2,677,990
BellSouth Telecommunications, Senior Unsecured Notes,
3.05%, 12/15/35(g)		900	403,784
GTE Corp., Debentures,
6.94%, 4/15/28		150	150,400
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 10/01/15(c)		1,000	965,337
6.00%, 9/30/34(c)		75	63,345
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
4.95%, 1/15/15(c)		900	914,809
6.42%, 6/20/16(c)		600	641,527
Telefonica Europe BV (Netherlands), Unsecured Notes,
7.75%, 9/15/10(c)		475	501,066
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18		3,300	3,908,781
Verizon New England, Inc., Senior Unsecured Bonds,
7.88%, 11/15/29		200	205,349

			11,405,962

Electric Utilities — 1.2%
Florida Power & Light Co., Mortgage Bonds,
5.95%, 2/01/38		1,000	1,069,982
Florida Power & Light Co., Secured Mortgage Bonds,
4.95%, 6/01/35		600	557,575
Florida Power Corp., Secured Mortgage Bonds,
6.65%, 7/15/11		960	1,036,777
5.90%, 3/01/33		175	183,847
6.40%, 6/15/38		575	639,352
MidAmerican Energy Holdings Co., Senior Unsecured Bonds,
5.95%, 5/15/37		1,125	1,085,935
6.50%, 9/15/37		875	908,114
PacifiCorp, Secured Mortgage Bonds,
6.25%, 10/15/37		700	762,759

			6,244,341

Food Products — 0.5%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17		800	842,582
6.13%, 2/01/18		1,720	1,778,348

			2,620,930

Insurance — 1.0%
Hartford Life Global Funding Trusts, Senior Secured Notes,
0.80%, 9/15/09(a)		1,945	1,937,097
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34		350	331,882
Metropolitan Life Global Funding I, Senior Secured Notes,
5.13%, 4/10/13(b)(f)		2,750	2,796,962

			5,065,941

Media — 1.8%
Comcast Cable Communications Holdings, Inc., Senior Unsecured Notes,
8.38%, 3/15/13		1,195	1,362,300

JUNE 30, 2009	71

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	USD	315	$335,241
6.95%, 8/15/37		695	724,662
Cox Communications, Inc., Senior Unsecured Bonds,
8.38%, 3/01/39(b)		1,125	1,254,356
Historic TW, Inc., Senior Unsecured Notes,
9.15%, 2/01/23		535	580,082
News America, Inc., Senior Unsecured Debentures,
7.13%, 4/08/28		300	270,880
7.63%, 11/30/28		1,150	1,101,302
TCI Communications, Inc., Senior Unsecured Debentures,
7.88%, 2/15/26		790	830,873
TCI Communications, Inc., Senior Unsecured Notes,
7.13%, 2/15/28		620	632,471
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13		1,380	1,454,029
Time Warner Cos., Inc., Senior Unsecured Debentures,
7.57%, 2/01/24		750	734,245

			9,280,441

Oil, Gas & Consumable Fuels — 1.3%
ConocoPhillips, Senior Unsecured Notes,
4.60%, 1/15/15		2,845	2,923,650
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
4.00%, 3/21/14(c)		2,475	2,541,394
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		1,150	1,200,546

			6,665,590

Pharmaceuticals — 1.8%
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12		1,030	1,067,060
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		1,575	1,647,518
Pfizer, Inc., Senior Unsecured Notes,
5.35%, 3/15/15		3,360	3,610,656
Roche Holdings, Inc., Senior Unsecured Notes,
2.66%, 2/25/11(a)(b)		500	505,540
5.00%, 3/01/14(b)		2,225	2,327,139

			9,157,913

Software — 0.5%
Oracle Corp., Senior Unsecured Notes,
4.95%, 4/15/13		2,220	2,324,686

Tobacco — 0.2%
Philip Morris International, Inc., Senior Unsecured Notes,
6.88%, 3/17/14		900	1,015,487

Wireless Telecommunication Services — 1.6%
Verizon Wireless Capital LLC, Notes,
3.75%, 5/20/11(b)(f)		4,980	5,081,955
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
5.00%, 12/16/13(c)		90	93,340
4.15%, 6/10/14(c)		2,850	2,805,281

			7,980,576

Total Corporate Bonds — 23.0%			116,817,263

Foreign Government Obligations
Germany — 0.4%
Bundesrepublik Deutschland,
4.00%, 1/04/37	EUR	530	715,187
4.25%, 7/04/39		1,000	1,416,916

			2,132,103

Israel — 1.0%
Israel Government AID Bond,
5.50%, 9/18/23(c)	USD	5,000	5,345,785

Japan — 0.3%
Japan Finance Corp.,
2.00%, 6/24/11(c)		1,425	1,427,577

United Kingdom — 0.3%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	885	1,421,492

Total Foreign Government Obligations — 2.0%			10,326,957

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-4, Class 3A1,
5.36%, 8/25/35(a)	USD	16,163	10,850,261
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37		4,513	2,869,655
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		4,309	3,212,830
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.51%, 3/20/47(a)		1,965	775,120
Countrywide Home Loan Mortgage Pass-Through Trust, Series 03-56, Class 4A1,
4.90%, 12/25/33(a)		4,346	3,882,909
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 2A1,
0.51%, 4/25/46(a)		842	357,969
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 3A1,
0.51%, 4/25/46(a)		1,658	678,205
Countrywide Home Loan Mortgage Pass-Through Trust, Series 07-J3, Class A10,
6.00%, 7/25/37		3,639	2,393,479
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		1,004	660,820
First Horizon Alernative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.38%, 10/25/34(a)		2,482	1,483,013
First Horizon Asset Securities, Inc., Series 05-AR3, Class 3A1,
5.50%, 8/25/35(a)		747	609,234
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(a)		1,421	1,041,186
Harborview Mortgage Loan Trust, Series 05-8, Class 1A2A,
0.64%, 9/19/35(a)		216	92,822
Homebanc Mortgage Trust, Series 05-4, Class A1,
0.58%, 10/25/35(a)		2,220	1,086,049
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.49%, 12/25/36(a)		1,946	845,215

72	JUNE 30, 2009

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
JPMorgan Alternative Loan Trust, Series 05-S1, Class 2A16,
6.00%, 12/25/35	USD	1,030	$996,616
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		515	442,265
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		453	383,506
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
0.37%, 7/25/36(a)		875	829,451
Residential Accredit Loans, Inc., Series 06-QO2, Class A1,
0.53%, 2/25/46(a)		1,294	534,063
Structured Adjustable Rate Mortgage Loan Trust, Series 07-3, Class 2A1,
5.73%, 4/25/37(a)		5,121	2,808,554
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
2.11%, 5/25/47(a)		1,006	421,099
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
2.09%, 6/25/47(a)		878	358,777
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(a)		6,672	5,541,710
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(a)		1,383	959,421
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.66%, 10/25/36(a)		4,308	2,880,197
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR17, Class A1,
5.34%, 10/25/36(a)		2,264	1,365,042
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR18, Class 2A1,
5.72%, 11/25/36(a)		5,970	3,794,407
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.07%, 3/25/36(a)		2,929	1,909,313

			54,063,188

Commercial Mortgage-Backed Securities — 15.1%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		3,055	3,108,206
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 1/11/12		3,670	3,760,734
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32(a)		4,354	4,459,510
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41		1,315	1,165,403
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/15/49		525	419,896
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(a)		1,315	1,075,060
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(a)		2,885	2,139,148
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(a)		1,965	1,865,140
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		3,140	3,082,697
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35		4,865	4,717,911
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33		3,600	3,671,048
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43		3,934	4,050,781
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		3,800	3,873,950
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36		4,240	4,239,264
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4,
4.96%, 8/10/38		3,500	3,269,033
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		3,840	3,787,488
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A3,
6.43%, 6/15/11		3,320	3,380,297
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26		4,759	4,872,933
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(a)		1,419	1,410,072
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42		4,725	4,036,724
Morgan Stanley Capital I, Series 06-IQ11, Class A2,
5.69%, 10/15/42(a)		1,295	1,216,007
Morgan Stanley Dean Witter Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33		2,912	2,941,715
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C1, Class A2,
7.52%, 12/18/09(a)		2,826	2,843,626
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(b)		940	943,241
USGI, Series 87,
7.43%, 12/01/22		74	73,104
Wachovia Bank Commercial Mortgage Trust, Series 03-C6, Class A4,
5.13%, 8/15/35(a)		4,470	4,061,050

JUNE 30, 2009	73

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(a)	USD	1,870	$1,831,774
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
2.05%, 5/25/36(a)(b)		19,277	567,865

			76,863,677

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 25.8%			130,926,865

Project Loans — 2.1%
Whittier Rehab at Haverhill Project Loan,
7.60%, 12/01/39		10,582	10,581,894

Taxable Municipal Bonds
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39		1,075	1,277,949
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		625	642,025
State of California Various Purpose GO,
5.45%, 4/01/15		3,950	3,869,223

Total Taxable Municipal Bonds — 1.2%			5,789,197

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 46.5%
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
5.44%, 11/01/38(a)		2,537	2,641,667
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24(h)		7,000	7,231,875
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39(h)		100	101,656
5.50%, 8/01/39(h)		2,900	2,979,750
6.50%, 8/01/39(h)		100	106,094
Federal Home Loan Mortgage Corp. Gold,
4.00%, 5/01/10		892	905,342
6.50%, 9/01/10-8/01/13		83	86,521
6.00%, 11/01/14-2/01/32		629	668,643
5.50%, 10/01/17		428	452,530
5.00%, 10/01/22-4/01/39		10,786	11,049,685
7.00%, 4/01/29-4/01/32		36	38,577
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15		2,686	2,878,304
Federal National Mortgage Assoc.,
7.00%, 7/01/10-6/01/32		142	154,868
5.50%, 9/01/13-1/01/36		27,526	28,685,670
4.50%, 12/01/18-6/01/39(f)		6,830	7,065,373
6.00%, 1/01/21-3/01/38(f)		28,592	29,983,710
5.00%, 3/01/23-4/01/39		1,912	1,959,786
Federal National Mortgage Assoc. 12 Month LIBOR,
4.27%, 12/01/34(a)		4,295	4,435,750
4.85%, 8/01/38(a)		3,952	4,091,063
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 7/01/24(h)		3,400	3,396,812
4.50%, 7/01/24(h)		6,300	6,418,125
5.00%, 7/01/24(h)		3,600	3,722,625
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 7/01/39(h)		2,200	2,133,313
4.50%, 7/01/39(h)		9,100	9,080,094
5.00%, 7/01/39(h)		23,600	24,013,000
5.50%, 7/01/39(h)		13,500	13,930,312
6.50%, 7/01/39-8/01/39(h)		16,800	17,842,062
6.00%, 8/01/39(h)		14,400	15,043,500
Federal National Mortgage Assoc., Series 05-48, Class AR,
5.50%, 2/25/35		3,859	4,105,549
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32(a)		7,525	7,927,058
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.84%, 11/25/37(a)		2,647	2,893,085
Government National Mortgage Assoc. I,
9.50%, 9/15/16-11/15/16		12	12,817
9.00%, 3/15/18		11	11,765
5.50%, 11/15/33		28	29,075
Government National Mortgage Assoc. I 30 Year TBA,
6.00%, 7/01/39(h)		4,900	5,105,188
5.00%, 8/01/39(h)		7,300	7,409,500
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 8/01/39(h)		6,200	6,440,262
Government National Mortgage Assoc., Series 09-26, Class SC (IO),
6.08%, 1/16/38(a)		4,795	529,146

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 46.5%			235,560,152

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, Unsecured Bonds,
5.63%, 6/11/21		6,775	7,115,112
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12		1,900	1,893,092
3.00%, 7/28/14		910	911,844
Federal National Mortgage Assoc., Senior Subordinated Unsecured Notes,
5.25%, 8/01/12(i)		3,275	3,403,052
Federal National Mortgage Assoc., Subordinated Unsecured Notes,
4.63%, 5/01/13		2,550	2,588,734
Overseas Private Investment Corp.,
4.09%, 5/29/12		535	594,806
4.30%, 5/29/12		1,342	1,541,215
4.64%, 5/29/12		1,134	1,318,251
4.68%, 5/29/12		642	723,067
4.87%, 5/29/12		4,878	5,721,382
Resolution Funding Corp., Strip Bonds,
4.29%, 7/15/18(j)		1,725	1,175,339
4.32%, 10/15/18(j)		1,725	1,160,038
Small Business Administration Participation Certificates, Series 96-20B, Class 1,
6.38%, 2/01/16		960	1,029,530
Small Business Administration Participation Certificates, Series 96-20K,
6.95%, 11/01/16		1,173	1,246,307

74	JUNE 30, 2009

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Obligations
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	USD	962	$1,043,913
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17		263	286,706
Small Business Administration Participation Certificates, Series 97-20G, Class 1,
6.85%, 7/01/17		2,175	2,309,229

Total U.S. Government Sponsored Agency Obligations — 6.7%			34,061,617

U.S. Treasury Obligations
U.S. Treasury Bonds,
8.00%, 11/15/21		6,000	8,278,128
7.25%, 8/15/22		2,000	2,627,500
4.38%, 2/15/38		600	605,906
4.50%, 5/15/38		2,080	2,147,276
3.50%, 2/15/39		1,250	1,080,862
U.S. Treasury Notes,
1.13%, 6/30/11		12,790	12,791,023
1.88%, 6/15/12		8,050	8,108,524
2.63%, 6/30/14		945	947,958
3.13%, 5/15/19(k)		6,885	6,659,103

Total U.S. Treasury Obligations — 8.5%			43,246,280

Total Long-Term Investments (Cost — $676,513,269) — 127.6%			646,793,947

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(l)(m) (Cost — $2,095,721) — 0.4%		2,095,721	2,095,721

	Contracts(n)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.		1,180	16,055
Receive a fixed rate of 2.370% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Goldman Sachs Bank USA		1,180	29,396
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc		530	27,260
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.		890	29,025
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Morgan Stanley Capital Services, Inc.		2,050	156,829
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Morgan Stanley Capital Services, Inc.		2,690	200,856
Receive a fixed rate of 3.120% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc		1,510	171,128
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		1,350	311,938
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		540	125,045

			1,067,532

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.120% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc		1,510	1,146,262
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		1,350	1,081,921
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG		540	430,430

			2,658,613

Total Options Purchased (Cost — $3,148,498) — 0.7%			3,726,145

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $681,757,488*) — 128.7%			652,615,813

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24 (h)	USD	(3,300)	(3,409,312)
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39 (h)		(7,100)	(7,217,594)
6.50%, 7/01/39 (h)		(100)	(106,094)
7.00%, 8/01/39 (h)		(14)	(15,013)
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 7/01/24 (h)		(10,436)	(10,631,252)
5.00%, 7/01/24 (h)		(3,500)	(3,619,219)
5.50%, 7/01/24 (h)		(4,913)	(5,138,374)
6.00%, 8/01/24 (h)		(1,700)	(1,795,094)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39 (h)		(3,005)	(2,998,427)
5.00%, 7/01/39 (h)		(3,300)	(3,357,750)
5.50%, 7/01/39 (h)		(19,300)	(19,915,188)
6.50%, 7/01/39 (h)		(5,800)	(6,175,187)
6.00%, 8/01/39 (h)		(33,400)	(34,828,200)

Total TBA Sale Commitments (Proceeds — $99,035,052) — (19.6)%			(99,206,704)

	Contracts
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09		(43)	(20,828)

JUNE 30, 2009	75

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(600	)(n)	$(288,166)
Pay a fixed rate of 4.220% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(3,200	)(n)	(1,707,093)
Pay a fixed rate of 4.280% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,360	)(n)	(764,335)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,680	)(n)	(1,001,886)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(860	)(n)	(715,816)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,230	)(n)	(2,041,742)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,490	)(n)	(1,359,100)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(1,060	)(n)	(1,472,705)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,000	)(n)	(1,485,357)

			(10,836,200)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(600	)(n)	(314,388)
Receive a fixed rate of 4.220% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(3,200	)(n)	(1,535,619)
Receive a fixed rate of 4.280% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(1,360	)(n)	(623,453)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,680	)(n)	(733,167)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(530	)(n)	(386,281)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Citibank, N.A.	(860	)(n)	(271,496)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,230	)(n)	(471,678)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,490	)(n)	(670,862)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(1,060	)(n)	(60,400)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,000	)(n)	(79,842)

			(5,147,186)

Total Options Written (Premiums Received — $ 13,335,267) — (3.1)%			(16,004,214)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 106.0%			537,404,895
Liabilities in Excess of Other Assets — (6.0)%			(30,331,294)

Net Assets — 100.0%			$507,073,601

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$681,917,800

Gross unrealized appreciation	$11,853,536
Gross unrealized depreciation	(41,155,523)

Net unrealized depreciation	$(29,301,987)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US dollar denominated security issued by foreign domiciled entity.

(d)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
AK Capital Services Ltd.	$(15,013)	$105
Bank of America, N.A.	$(942,933)	$(7,678)
Barclays Bank, Plc	$312,563	$1,875
BNP Paribas	$(13,098,700)	$(27,044)
Citibank, N.A.	$20,315,137	$112,543
Credit Suisse International	$12,109,937	$97,547
Deutsche Bank AG	$(15,768,656)	$255,305
Goldman Sachs Bank USA	$4,104,093	$71,767
JPMorgan Chase Bank, N.A.	$12,194,412	$90,659
Morgan Stanley Capital Services, Inc	$6,536,624	$233,414

(i)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(l)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

76	JUNE 30, 2009

Schedule of Investments (continued)	Managed Income Portfolio

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$2,095,721	$9,759

(m)	Represents the current yield as of report date.

(n)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
JPMorgan Chase Bank, N.A.	(2.25)%	07/01/09	07/15/09	$6,681,205	$6,687,056

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,142,134	EUR	2,307,000	Citibank, N.A.	7/15/09	$(94,282)
USD	3,301,049	GBP	2,039,500	Deutsche Bank AG	8/26/09	(54,148)

Total	$(148,430)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
46	U.S. Treasury Notes (5 Year)	Chicago	September 2009	$5,277,062	$23,744
475	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$55,226,172	66,063
10	Euro-Bund	Eurex	September 2009	$1,698,582	30,463
10	Gilt British	London	September 2009	$1,942,649	3,904

Total					$124,174

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
36	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$7,783,875	$(33,674)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.05%(a)	3-month LIBOR	Barclays Bank, Plc	December 2009	USD	10,400	$176,043
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	6,770	$25,178
3.26%(a)	3-month LIBOR	Citibank, N.A.	June 2014	USD	8,600	135,773
2.93%(a)	3-month LIBOR	Citibank, N.A.	June 2014	USD	7,800	(12,765)
4.49%(a)	3-month LIBOR	Bank of America, N.A.	October 2018	USD	6,700	467,198
2.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	December 2018	USD	7,900	(959,553)
2.30%(a)	3-month LIBOR	Citibank, N.A.	December 2018	USD	5,600	(643,282)
4.22%(a)	3-month LIBOR	Barclays Bank, Plc	June 2019	USD	5,800	246,446
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	8,000	47,000
3.83%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	2,200	17,115
3.92%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	4,400	(65,516)
4.39%(b)	3-month LIBOR	Citibank, N.A.	June 2020	USD	2,600	(47,718)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	5,065	865,682
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	1,500	194,651

Total						$446,252

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

JUNE 30, 2009	77

Schedule of Investments (concluded)	Managed Income Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$50,412,836	—	$50,412,836
Capital Trusts:
Commercial Banks	—	971,500	—	971,500
Diversified Financial Services	—	5,310,398	—	5,310,398
Insurance	—	2,788,988	—	2,788,988
Corporate Bonds	—	116,817,263	—	116,817,263
Foreign Government Obligations	—	10,326,957	—	10,326,957
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	130,853,761	$73,104	130,926,865
Project Loans	—	—	10,581,894	10,581,894
Taxable Municipal Bonds	—	5,789,197	—	5,789,197
U.S. Government Sponsored
Agency Mortgage-Backed Securities	—	235,560,152	—	235,560,152
U.S. Government Sponsored Agency Obligations	—	24,162,896	9,898,721	34,061,617
U.S. Treasury Obligations	—	43,246,280	—	43,246,280
Short-Term Securities	$2,095,721	—	—	2,095,721
Liabilities:
TBA Sale Commitments	—	(99,206,704)	—	(99,206,704)
Other Financial Instruments[1] :
Assets:	124,174	5,901,231	—	6,025,405
Liabilities:	(54,502)	(24,547,706)	—	(24,602,208)

Total	$2,165,393	$508,387,049	$20,553,719	$531,106,161

1	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, options and reverse repurchase agreements. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Project Loans	U.S. Government Sponsored Agency Obligations
Balance, as of September 30, 2008	$696,979	$4,268	—	$9,237,354
Accrued discounts/ premiums	90	(84)	—	—
Realized gain/loss	62	45	—	—
Change in unrealized appreciation/depreciation[2]	8,242	47	—	466,055
Net purchases/ sales	(705,373)	(5,067)	—	195,312
Transfers in/out of Level 3	—	73,895	$10,581,894	—

Balance, as of June 30, 2009	$—	$73,104	$10,581,894	$9,898,721

2	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $466,153.

78	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	USD	22,695	$23,038,827
Countrywide Asset-Backed Certificates, Series 04-14, Class A4,
0.59%, 6/25/35(a)		1,052	831,317
Ford Credit Auto Owner Trust, Series 09-A, Class A3B,
2.82%, 1/15/12(a)		45,135	46,082,749
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1,
0.39%, 6/25/36(a)		1,935	1,608,238
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
0.38%, 3/25/36(a)		7,993	4,816,846
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
0.36%, 6/25/36(a)		73	57,600
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.42%, 7/25/37(a)		6,255	5,551,289
Lehman XS Trust, Series 05-5N, Class 3A2,
0.67%, 11/25/35(a)		8,749	2,370,347
Maryland Insurance Backed Securities Trust, Series 06-1A, Class A,
5.55%, 12/10/65(b)		18,935	6,627,250
Nissan Auto Receivables Owner Trust, Series 09-A, Class A2,
2.94%, 7/15/11		13,500	13,586,423
Option One Mortgage Loan Trust, Series 07-5, Class 2A1,
0.40%, 5/25/37(a)		8,556	7,748,274
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13		4,725	4,841,403
Student Loan Marketing Assoc. Student Loan Trust, Series 05-4, Class A2,
1.17%, 4/26/21(a)		6,290	6,173,619
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1,
1.09%, 1/25/18(a)		250	250,078
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)		28,330	27,760,595
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(a)		7,130	6,970,366
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.79%, 7/25/23(a)		19,360	19,412,930

Total Asset Backed Securities — 7.6%			177,728,151

Capital Trusts
Commercial Banks — 0.0%
Wachovia Capital Trust III, Junior Subordinated Unsecured Bonds,
5.80%(a)(c)		1,680	1,008,000

Diversified Financial Services — 0.8%
General Electric Capital Corp., Subordinated Unsecured Debentures,
6.38%, 11/15/67(a)		8,050	5,371,129
Goldman Sachs Capital Trust II, Junior Subordinated Unsecured Bonds,
5.79%(a)(c)		1,925	1,173,191
JPMorgan Chase & Co., Junior Subordinated Unsecured Stock,
7.90%(a)(c)		8,915	7,801,517
JPMorgan Chase Capital XXV, Junior Subordinated Unsecured Notes,
6.80%, 10/01/37		2,480	2,132,802
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Unsecured Notes,
5.86%(a)(c)(d)		1,270	127
ZFS Finance (USA) Trust V, Capital Securities,
6.50%, 5/09/37(a)(b)		4,380	3,153,600

			19,632,366

Insurance — 1.1%
Allstate Corp., Junior Subordinated Debentures,
6.13%, 5/15/37(a)		2,755	2,024,925
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(a)(b)		2,469	704,396
CHUBB Corp., Junior Subordinated Unsecured Notes,
6.38%, 3/29/67(a)		6,675	5,340,000
Lincoln National Corp., Capital Securities,
6.05%, 4/20/67(a)		3,075	1,952,625
MetLife, Inc., Junior Subordinated Unsecured Debentures,
6.40%, 12/15/36		6,525	4,665,375
The Progressive Corp., Junior Subordinated Unsecured Debentures,
6.70%, 6/15/37(a)		5,535	3,902,762
Travelers Cos., Inc., Junior Subordinated Unsecured Bonds,
6.25%, 3/15/37(a)		7,750	6,246,221

			24,836,304

Total Capital Trusts — 1.9%			45,476,670

Corporate Bonds
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Senior Unsecured Notes,
3.88%, 4/01/14		16,000	16,498,880

Capital Markets — 2.0%
Eksportfinans A/S (Norway), Unsecured Notes,
5.50%, 5/25/16(e)		7,150	7,209,429
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13(f)		6,645	6,781,854
Lehman Brothers Holdings, Inc., Subordinated Unsecured Notes,
6.75%, 12/28/17(d)		9,575	957
Morgan Stanley, Senior Unsecured Notes,
5.05%, 1/21/11		2,640	2,692,056
6.75%, 4/15/11		2,250	2,357,028
1.40%, 1/09/12(a)(f)		31,290	28,205,025
5.63%, 1/09/12		250	255,852
6.25%, 8/28/17		115	111,272

			47,613,473

JUNE 30, 2009	79

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks — 2.5%
Danske Bank A/S (Denmark), Senior Unsecured Notes,
2.50%, 5/10/12(b)(e)	USD	9,945	$9,983,786
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(e)		22,450	22,908,402
Société Financement de l’Economie Francaise (France), Senior Unsecured Notes,
3.38%, 5/05/14(b)(e)		11,850	11,900,675
UBS AG (Switzerland), Senior Unsecured Notes,
5.88%, 12/20/17(e)		4,125	3,841,447
5.75%, 4/25/18(e)		10,400	9,471,654

			58,105,964

Commercial Services & Supplies — 0.2%
The Board of Trustees of The Leland Stanford Junior University, Notes,
4.25%, 5/01/16		3,340	3,275,872

Consumer Finance — 0.3%
SLM Corp., Senior Unsecured Notes,
1.25%, 7/26/10(a)		3,085	2,800,110
1.39%, 1/27/14(a)		6,750	4,692,073

			7,492,183

Diversified Financial Services — 4.5%
Bank of America Corp., Senior Unsecured Notes,
5.63%, 10/14/16(f)(g)		6,275	5,670,077
The Bear Stearns Cos. LLC, Senior Unsecured Notes,
1.51%, 7/19/10(a)		4,220	4,223,194
Belvoir Land LLC, Series A-1, Notes,
5.27%, 12/15/47(b)		2,025	1,284,032
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(e)		10,220	10,425,453
Citigroup Funding, Inc.,
2.13%, 7/12/12		10,475	10,476,446
Citigroup, Inc., Senior Unsecured Notes,
4.13%, 2/22/10(f)		2,415	2,415,592
Dexia Credit Local (France), Notes,
2.38%, 9/23/11(b)(e)		8,045	8,053,732
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A,
5.30%, 12/15/35(b)		3,415	2,436,022
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10(f)		26,435	27,211,132
2.13%, 12/21/12		8,100	8,044,264
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17(f)		11,975	11,664,189
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(b)(e)		13,200	13,248,972
Osprey Trust/Osprey I, Inc., Senior Notes,
7.80%, 1/15/49(a)(b)(d)		2,375	1,484
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(e)		595	609,651

			105,764,240

Diversified Telecommunication Services — 2.0%
AT&T, Inc., Senior Unsecured Notes,
6.50%, 9/01/37(g)		10,150	10,067,257
6.55%, 2/15/39		3,300	3,294,133
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.75%, 6/15/30(a)(e)		20	23,415
France Telecom SA (France), Senior Unsecured Notes,
7.75%, 3/01/11(e)		600	648,919
GTE Corp., Debentures,
6.94%, 4/15/28		475	476,268
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 11/15/13(e)		285	279,468
5.25%, 10/01/15(e)		3,700	3,571,747
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
4.95%, 1/15/15(e)		4,525	4,599,454
6.42%, 6/20/16(e)		2,475	2,646,297
Telefonica Europe BV (Netherlands), Unsecured Notes,
7.75%, 9/15/10(e)		1,970	2,078,106
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18		13,650	16,168,138
Verizon Maryland, Inc., Senior Debentures,
5.13%, 6/15/33		650	481,574
Verizon New England, Inc., Senior Unsecured Bonds,
7.88%, 11/15/29		1,355	1,391,242

			45,726,018

Electric Utilities — 1.2%
Detroit Edison Co., Senior Secured Notes,
6.13%, 10/01/10		210	217,579
6.35%, 10/15/32		5	5,146
Dominion Resources, Inc., Senior Unsecured Notes,
6.25%, 6/30/12		60	64,421
EDP Finance BV (Netherlands), Senior Unsecured Notes,
6.00%, 2/02/18(b)(e)		7,725	7,932,177
Florida Power & Light Co., Secured Mortgage Bonds,
4.95%, 6/01/35		2,275	2,114,137
Florida Power Corp., Secured Mortgage Bonds,
5.90%, 3/01/33		605	635,584
6.40%, 6/15/38		2,650	2,946,580
Korea Electric Power Corp. (South Korea), Unsecured Notes,
5.13%, 4/23/34(b)(e)		75	69,235
MidAmerican Energy Holdings Co., Senior Unsecured Bonds,
5.95%, 5/15/37		4,625	4,464,401
PacifiCorp, Secured Mortgage Bonds,
6.25%, 10/15/37		3,975	4,331,383
Scottish Power Ltd. (United Kingdom), Senior Unsecured Notes,
4.91%, 3/15/10(e)		3,200	3,258,637
Southern California Edison Co., Senior Secured Mortgage Notes,
5.95%, 2/01/38		2,000	2,115,958
Tenaska Alabama II Partners LP, Senior Secured Bonds,
6.13%, 3/30/23(b)		122	95,212

			28,250,450

80	JUNE 30, 2009

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Food Products — 0.5%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	USD	10,140	$10,679,732

Health Care Providers & Services — 0.1%
WellPoint, Inc., Senior Unsecured Bonds,
5.95%, 12/15/34		1,925	1,549,583

Insurance — 2.0%
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12		3,290	3,493,144
Hartford Life Global Funding Trusts, Senior Secured Notes,
0.80%, 9/15/09(a)		8,880	8,843,921
0.81%, 6/16/14(a)		7,700	4,815,495
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34		900	853,411
Metropolitan Life Global Funding I, Senior Secured Notes,
5.13%, 4/10/13(b)		13,600	13,832,247
Monumental Global Funding Ltd. (Cayman Islands), Senior Secured Notes,
0.50%, 6/16/10(a)(b)(e)		16,090	15,366,956

			47,205,174

Media — 1.5%
Comcast Cable Communications Holdings, Inc., Senior Unsecured Notes,
8.38%, 3/15/13		2,755	3,140,700
Comcast Cable Holdings LLC, Senior Unsecured Debentures,
7.88%, 8/01/13		315	358,397
Comcast Cable Holdings LLC, Senior Unsecured Notes,
9.80%, 2/01/12		260	292,683
Comcast Corp., Senior Unsecured Notes,
6.50%, 1/15/17		3,800	4,031,279
7.05%, 3/15/33		1,350	1,436,746
6.95%, 8/15/37		2,460	2,564,990
Cox Communications, Inc., Senior Unsecured Bonds,
8.38%, 3/01/39(b)		5,200	5,797,912
News America Holdings, Inc., Senior Unsecured Debentures,
7.75%, 1/20/24		1,285	1,236,707
8.50%, 2/23/25		1,920	1,949,436
8.45%, 8/01/34		840	852,304
7.75%, 12/01/45		110	100,205
8.25%, 10/17/49		45	40,521
News America, Inc., Senior Unsecured Debentures,
7.13%, 4/08/28		1,175	1,060,948
7.63%, 11/30/28		2,010	1,924,885
6.75%, 1/09/38		30	30,530
TCI Communications, Inc., Senior Unsecured Debentures,
7.88%, 2/15/26		2,540	2,671,415
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13		5,440	5,731,823
Time Warner Cos., Inc., Senior Unsecured Debentures,
9.13%, 1/15/13		605	666,106
8.05%, 1/15/16		70	70,415
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11		1,080	1,130,297

			35,088,299

Oil, Gas & Consumable Fuels — 1.7%
Atlantic Richfield Co., Senior Unsecured Debentures,
9.13%, 3/01/11		4,960	5,513,913
Canadian Natural Resources (Canada), Senior Unsecured Notes,
6.50%, 2/15/37(e)		3,810	3,803,355
CenterPoint Energy Resources Corp., Senior Unsecured Notes,
7.88%, 4/01/13		270	288,000
6.15%, 5/01/16		2,100	1,974,903
ConocoPhillips, Senior Unsecured Notes,
4.60%, 1/15/15		13,085	13,446,735
Devon Financing Corp. ULC (Canada), Senior Unsecured Debentures,
7.88%, 9/30/31(e)		925	1,089,195
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
4.00%, 3/21/14(e)		11,775	12,090,876
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		2,070	2,160,983

			40,367,960

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co., Senior Unsecured Debentures,
6.88%, 8/01/97		559	581,300
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12		4,880	5,055,587
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		7,225	7,557,661
Merck & Co., Inc., Senior Unsecured Notes,
4.00%, 6/30/15		8,145	8,288,312
6.40%, 3/01/28		1,000	1,084,076
Pfizer, Inc., Senior Unsecured Notes,
5.35%, 3/15/15		15,960	17,150,616
Roche Holdings, Inc., Senior Unsecured Notes,
2.66%, 2/25/11(a)(b)		2,365	2,391,204
5.00%, 3/01/14 (b)		10,750	11,243,479
Wyeth, Senior Unsecured Notes,
5.50%, 2/15/16		75	78,507

			53,430,742

Road & Rail — 0.1%
Union Pacific Corp., Senior Unsecured Debentures,
7.13%, 2/01/28		2,000	2,110,804

Software — 0.2%
Oracle Corp., Senior Unsecured Notes,
5.25%, 1/15/16		50	52,321
5.75%, 4/15/18		4,690	4,947,214

			4,999,535

Thrifts & Mortgage Finance — 0.0%
Nationwide Building Society (United Kingdom), Senior Unsecured Notes,
4.25%, 2/01/10(b)(e)		675	673,223

Tobacco — 0.3%
Philip Morris International, Inc., Senior Unsecured Notes,
6.88%, 3/17/14		4,150	4,682,524
5.65%, 5/16/18		2,500	2,620,482

			7,303,006

JUNE 30, 2009	81

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Wireless Telecommunication Services — 1.6%
Verizon Wireless Capital LLC, Notes,
3.75%, 5/20/11(b)	USD	22,445	$22,904,516
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(e)		3,055	3,158,290
4.15%, 6/10/14(e)		11,790	11,605,003

			37,667,809

Total Corporate Bonds — 23.7%			553,802,947

Foreign Government Obligations
Germany — 0.4%
Bundesrepublik Deutschland,
4.00%, 1/04/37	EUR	1,895	2,557,132
4.25%, 7/04/39		4,600	6,517,812

			9,074,944

Israel — 0.5%
Israel Government AID Bond,
5.50%, 4/26/24(e)	USD	5,475	5,864,793
5.50%, 9/18/33(e)		6,735	6,998,493

			12,863,286

Japan — 0.3%
Japan Finance Corp.,
2.00%, 6/24/11(e)		6,510	6,521,770

Mexico — 0.0%
Mexico Government International Bond,
5.63%, 1/15/17(e)		720	727,920
7.50%, 4/08/33(e)		440	482,900

			1,210,820

United Kingdom — 0.3%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	3,855	6,191,924

Total Foreign Government Obligations — 1.5%			35,862,744

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.6%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	USD	6,236	5,704,017
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-4, Class 3A1,
5.36%, 8/25/35 (a)		67,566	45,357,648
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37		22,213	14,123,202
Countrywide Alternative Loan Trust, Series 05-20CB, Class 3A3,
5.50%, 7/25/35		4,043	3,566,592
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		18,328	13,664,694
Countrywide Home Loan Mortgage Pass-Through Trust, Series 03-56, Class 4A1,
4.90%, 12/25/33(a)		17,687	15,802,539
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 2A1,
0.51%, 4/25/46(a)		3,624	1,541,459
Countrywide Home Loan Mortgage Pass-Through Trust, Series 06-OA5, Class 3A1,
0.51%, 4/25/46(a)		6,819	2,789,432
Countrywide Home Loan Mortgage Pass-Through Trust, Series 07-16, Class A1,
6.50%, 10/25/37		8,883	6,527,793
Countrywide Home Loan Mortgage Pass-Through Trust, Series 07-J3, Class A10,
6.00%, 7/25/37		15,047	9,897,034
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		4,579	3,014,992
First Horizon Asset Securities, Inc., Series 05-AR3, Class 3A1,
5.50%, 8/25/35(a)		3,247	2,647,234
Homebanc Mortgage Trust, Series 05-4, Class A1,
0.58%, 10/25/35(a)		7,531	3,684,943
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.49%, 12/25/36(a)		8,371	3,636,018
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		2,190	1,879,627
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		1,747	1,479,238
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
0.37%, 7/25/36(a)		2,944	2,791,103
Residential Accredit Loans, Inc., Series 06-QO2, Class A1,
0.53%, 2/25/46(a)		5,254	2,168,296
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (IO),
11.00%, 2/17/17		87	16,628
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (PO),
2.27%, 2/17/17(h)		90	76,108
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (IO),
11.00%, 3/16/17		68	15,746
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (PO),
2.77%, 3/06/17(h)		68	55,010
Salomon Brothers Mortgage Securities VI, Inc., Series 87-3, Class A (PO),
0.22%, 10/23/17(h)		14	13,609
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS, Class 1A1,
0.63%, 10/25/35(a)		5,771	2,599,297
Structured Adjustable Rate Mortgage Loan Trust, Series 07-3, Class 2A1,
5.73%, 4/25/37(a)		22,164	12,155,424
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
2.11%, 5/25/47(a)		4,285	1,794,249
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
2.09%, 6/25/47(a)		3,732	1,524,803
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(a)		29,375	24,400,147
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(a)		5,777	4,008,247

82	JUNE 30, 2009

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR17, Class A1,
5.34%, 10/25/36(a)	USD	9,214	$5,555,403
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR18, Class 2A1,
5.72%, 11/25/36(a)		24,665	15,675,884
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.07%, 3/25/36(a)		200	130,180
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR3, Class A4,
5.71%, 3/25/36(a)		24,560	16,905,040

			225,201,636

Commercial Mortgage-Backed Securities — 15.4%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		10,424	10,604,921
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43		22,670	22,493,442
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
5.14%, 11/10/42(a)		13,880	13,090,993
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45		13,781	11,815,592
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41		4,540	4,023,520
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO),
0.49%, 4/19/15(a)		3,006	58,427
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32		7,329	7,365,193
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32		5,051	5,156,304
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(a)		8,540	8,106,002
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO),
1.64%, 6/20/29(a)(b)		7,178	270,687
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO),
0.30%, 1/17/35(a)		2,465	14,566
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1,
6.91%, 6/10/31(a)		4,893	4,887,605
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33		14,901	15,195,457
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32		9,027	9,168,386
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		14,170	14,445,755
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36		16,200	16,197,189
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(a)		12,384	12,497,005
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(a)		10,035	10,271,932
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10		18,434	19,039,889
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2,
6.47%, 4/15/34		15,862	16,126,201
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.67%, 5/10/40(a)		18,085	17,840,055
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3,
4.65%, 4/10/40		1,840	1,792,527
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38(a)		640	570,578
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A4,
4.76%, 6/10/36		5,255	5,276,138
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		14,370	14,173,492
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35		16,870	17,137,346
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB8, Class A1A,
4.16%, 4/12/14(b)		7,806	6,498,761
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49(a)		8,025	7,395,858
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 8/15/12		6,550	5,810,078
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO),
1.50%, 10/15/35(a)		1,354	54,655
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 9/15/09		46	46,139
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4,
5.24%, 11/12/35(a)(i)		7,100	6,327,859
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.81%, 6/12/12(a)		2,895	2,697,853
Morgan Stanley Capital I, Series 05-HQ5, Class A4,
5.17%, 1/14/42		7,593	6,845,056
Prudential Mortgage Capital Funding, LLC, Series 01-ROCK, Class A2,
6.61%, 5/10/34		16,327	16,530,618

JUNE 30, 2009	83

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Structured Asset Securities Corp. Commercial Trust, Series 96-CFL, Class X1 (IO),
2.17%, 2/25/28(a)	USD	3,282	$150
Wachovia Bank Commercial Mortgage Trust, Series 03-C6, Class A4,
5.13%, 8/15/35(a)		18,000	16,353,221
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(a)		8,120	7,954,014
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48		32,405	24,749,905

			358,883,369

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 25.0%			584,085,005

	Shares
Preferred Stocks
Diversified Telecommunication Services — 0.0%
Centaur Funding Corp. (Cayman Islands),
9.08%, 4/21/20(b)(e)		205	165,025

	Par (000)
Taxable Municipal Bonds
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	USD	4,790	5,694,304
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		2,845	2,922,498
State of California Various Purpose GO,
5.45%, 4/01/15		18,050	17,680,877

Total Taxable Municipal Bonds — 1.1%			26,297,679

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 44.9%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.99%, 10/01/35(a)		10,198	10,517,415
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
5.74%, 4/01/37(a)		14,885	15,645,446
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 7/01/24(j)		9,100	9,401,438
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39(j)		300	304,969
5.50%, 7/01/39-8/01/39(j)		46,300	47,576,094
6.50%, 8/01/39(j)		1,000	1,060,938
Federal Home Loan Mortgage Corp. Gold,
5.50%, 3/01/11-1/01/38		13,054	13,616,054
6.00%, 10/01/11-12/01/32		6,848	7,281,324
6.50%, 6/01/13-7/01/17		102	107,746
8.00%, 11/01/15-10/01/25		10	10,663
5.00%, 10/01/22-4/01/39		49,002	50,203,953
7.00%, 3/01/25-5/01/31		200	217,337
Federal Home Loan Mortgage Corp. Gold 7 Year Balloon,
4.00%, 7/01/10		3,585	3,643,354
Federal Home Loan Mortgage Corp., Series 1591, Class PK,
6.35%, 10/15/23		4,140	4,361,200
Federal Home Loan Mortgage Corp., Series 2594, Class TV,
5.50%, 3/15/14		4,300	4,577,327
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31		9,096	9,485,227
Federal Home Loan Mortgage Corp., Series 2996, Class MK,
5.50%, 6/15/35		111	118,052
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11		8,522	8,849,163
Federal National Mortgage Assoc.,
7.00%, 12/01/09-8/01/32		1,907	2,048,695
5.50%, 6/01/11-7/01/38		125,891	131,347,241
6.00%, 9/01/11-4/01/38		111,539	116,934,398
4.50%, 12/01/20-6/01/39(f)		31,154	32,171,977
5.00%, 1/01/23-4/01/39		9,673	9,927,457
Federal National Mortgage Assoc. 1 Year Treasury,
6.18%, 1/01/31(a)		1,791	1,803,443
Federal National Mortgage Assoc. 12 Month LIBOR,
5.12%, 8/01/38(a)		14,551	15,094,693
5.15%, 8/01/38(a)		14,245	14,774,193
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 7/01/24(j)		19,500	19,481,719
5.00%, 7/01/24(j)		16,600	17,165,437
5.50%, 7/01/24(j)		22,400	23,429,000
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 7/01/39(j)		10,400	10,084,750
4.50%, 7/01/39(j)		42,100	42,007,906
5.00%, 7/01/39(j)		120,200	122,303,500
5.50%, 7/01/39(j)		57,200	59,023,250
6.50%, 7/01/39(j)		59,800	63,668,312
6.00%, 8/01/39(j)		39,100	40,847,281
Federal National Mortgage Assoc., Series 04-28, Class PB,
6.00%, 8/25/28		3,143	3,194,123
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34		6,989	7,358,324
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32(a)		11,515	12,130,243
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.84%, 11/25/37(a)		11,445	12,510,639
Government National Mortgage Assoc. I,
7.00%, 3/15/13		111	116,260
9.00%, 7/15/18		2	2,170
7.50%, 11/15/29		2	1,828
5.50%, 3/15/32		27	27,699
6.50%, 4/15/33		276	297,250
6.00%, 3/15/36-12/15/36		4,783	4,990,210
Government National Mortgage Assoc. I 30 Year TBA,
6.00%, 7/01/39(j)		24,200	25,213,375
5.00%, 8/01/39(j)		33,600	34,104,000

84	JUNE 30, 2009

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 7/01/39(j)	USD 13,700	$14,119,562
6.00%, 7/01/39-8/01/39(j)	22,300	23,165,417
Government National Mortgage Assoc., Series 09-26, Class SC (IO),
6.08%, 1/16/38(a)	22,490	2,482,021

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 44.9%		1,048,804,073

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank, Unsecured Bonds,
5.38%, 5/15/19	31,715	34,240,751
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.75%, 6/27/16	12,025	12,241,137
Federal Home Loan Mortgage Corp., Unsecured Notes,
1.75%, 6/15/12	9,000	8,967,276
3.00%, 7/28/14	9,815	9,834,885
Federal National Mortgage Assoc., Senior Subordinated Unsecured Notes,
5.25%, 8/01/12	14,600	15,170,860
Federal National Mortgage Assoc., Subordinated Unsecured Notes,
4.63%, 5/01/13(g)	11,815	11,994,470
Overseas Private Investment Corp.,
4.09%, 5/29/12	379	422,121
4.30%, 5/29/12	953	1,093,765
4.64%, 5/29/12	805	935,533
4.68%, 5/29/12	455	513,144
4.87%, 5/29/12	3,462	4,060,336
Resolution Funding Corp., Strip Bonds,
4.29%, 7/15/18(h)	2,850	1,941,865
4.32%, 10/15/18(h)	2,850	1,916,585
Small Business Administration Participation Certificates, Series 92-20H,
7.40%, 8/01/12	14	14,491
Small Business Administration Participation Certificates, Series 96-20J,
7.20%, 10/01/16	389	418,975
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	442	480,071

Total U.S. Government Sponsored Agency Obligations — 4.5%		104,246,265

U.S. Treasury Obligations
U.S. Treasury Bonds,
8.00%, 11/15/21(g)	39,725	54,808,106
7.25%, 8/15/22(g)	9,100	11,955,125
4.38%, 2/15/38	1,380	1,393,585
3.50%, 2/15/39	47,010	40,649,077
4.25%, 5/15/39	5,000	4,949,200
U.S. Treasury Notes,
1.13%, 6/30/11	36,915	36,917,953
1.88%, 6/15/12	60,595	61,035,526
2.63%, 6/30/14	55,180	55,352,713

Total U.S. Treasury Obligations — 11.4%		267,061,285

Total Long-Term Investments (Cost — $2,992,483,617) — 121.6%		2,843,529,844

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(k)(l) (Cost — $138,141,432) — 5.9%	138,141,432	138,141,432

	Contracts(m)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	5,380	73,200
Receive a fixed rate of 2.370% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Goldman Sachs Bank USA	5,220	130,042
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	2,520	129,615
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Barclays Bank, Plc	10,000	326,122
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Morgan Stanley Capital Services, Inc.	9,350	715,292
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Morgan Stanley Capital Services, Inc.	12,140	906,466
Receive a fixed rate of 3.120% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc	6,920	784,244
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	2,440	565,018
Receive a fixed rate of 3.460% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Goldman Sachs Bank USA	2,500	613,131
Receive a fixed rate of 4.395% and pay a floating rate based on 3-month LIBOR, Expiring June 2010, Broker, Deutsche Bank AG	4,650	2,852,317

		7,095,447

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.120% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, Barclays Bank, Plc	6,920	5,253,069
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker, Deutsche Bank AG	2,440	1,944,903
Pay a fixed rate of 3.460% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Goldman Sachs Bank USA	2,500	1,869,959

JUNE 30, 2009	85

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Contracts(m)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.395% and receive a floating rate based on 3-month LIBOR, expiring, June 2010, Broker, Deutsche Bank AG	4,650		$2,025,573

			11,093,504

Total Options Purchased (Cost — $16,772,580) — 0.8%			18,188,951

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $3,147,397,629*) — 128.3%			2,999,860,227

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
6.00%, 8/01/24(j)	USD	(2,900)	(3,056,781)
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 7/01/39(j)	(32,400)		(32,936,625)
5.50%, 7/01/39(j)	(700)		(722,094)
6.50%, 7/01/39(j)	(1,000)		(1,060,937)
7.00%, 8/01/39(j)	(200)		(215,009)
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 7/01/24(j)	(17,700)		(18,054,000)
5.00%, 7/01/24(j)	(19,000)		(19,647,188)
5.50%, 7/01/24(j)	(59,278)		(62,001,356)
6.00%, 8/01/24(j)	(2,700)		(2,851,031)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 7/01/39(j)	(11,585)		(11,559,658)
5.00%, 7/01/39(j)	(25,300)		(25,742,750)
5.50%, 7/01/39(j)	(102,400)		(105,664,000)
6.50%, 7/01/39(j)	(16,200)		(17,247,937)
6.00%, 8/01/39(j)	(101,000)		(105,354,864)
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 7/01/39(j)	(200)		(212,260)
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 7/01/39(j)	(13,700)		(14,119,562)

Total TBA Sale Commitments (Proceeds — $418,970,517) — (18.0)%			(420,446,052)

	Contracts
Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(194)		(93,969)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(3,500	)(m)	(1,680,968)
Pay a fixed rate of 4.220% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(14,000	)(m)	(7,468,534)
Pay a fixed rate of 4.280% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(6,150	)(m)	(3,456,366)
Pay a fixed rate of 4.350% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(7,570	)(m)	(4,514,453)
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, expiring August 2009, Broker, UBS AG	(10,000	)(m)	(6,388,682)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Barclays Bank, Plc	(9,240	)(m)	(7,690,859)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(5,770	)(m)	(4,954,337)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(4,440	)(m)	(6,168,689)

			(42,322,888)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(3,500	)(m)	(1,833,930)
Receive a fixed rate of 4.220% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, JPMorgan Chase Bank, N.A.	(14,000	)(m)	(6,718,334)
Receive a fixed rate of 4.280% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(6,150	)(m)	(2,819,289)
Receive a fixed rate of 4.350% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(7,570	)(m)	(3,303,618)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Barclays Bank, Plc	(2,520	)(m)	(1,836,656)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker, Barclays Bank, Plc	(9,240	)(m)	(2,917,004)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(5,770	)(m)	(1,656,367)
Receive a fixed rate of 4.950% and pay a floating rate based on 3-month LIBOR, expiring August 2009, Broker, UBS AG	(10,000	)(m)	(432,772)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, N.A.	(4,440	)(m)	(252,996)

			(21,770,966)

Total Options Written (Premiums Received — $56,047,638) — (2.7)%			(64,187,823)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 107.6%			2,515,226,352
Liabilities in Excess of Other Assets — (7.6)%			(177,674,752)

Net Assets — 100.0%			$2,337,551,600

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,149,565,025

Gross unrealized appreciation	$48,344,080
Gross unrealized depreciation	(198,048,878)

Net unrealized depreciation	$(149,704,798)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

86	JUNE 30, 2009

Schedule of Investments (continued)	Total Return Portfolio II

These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	US dollar denominated security issued by foreign domiciled entity.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008 were as follows:

Affiliate	Interest Income
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4	$85,604
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4	$341,857
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	$121,039

(j)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
AK Capital Services Ltd.	$(215,009)	$1,500
Bank of America, N.A.	$(4,365,430)	$(35,547)
Barclays Bank, Plc	$74,050,812	$651,765
BNP Paribas	$(49,309,250)	$(243,375)
Citibank, N.A.	$(10,763,270)	$(114,989)
Credit Suisse International	$77,685,844	$584,781
Deutsche Bank AG	$(577,560)	$325,273
Goldman Sachs Bank USA	$17,744,988	$35,190
JPMorgan Chase Bank, N.A.	$41,947,397	$532,175
Morgan Stanley Capital Services, Inc.	$(13,687,626)	$1,079,499

(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	$138,141,432	$44,015

(l)	Represents the current yield as of report date.

(m)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 13,966,629	EUR	10,254,500	Citibank, N.A.	7/15/09	$(419,080)
USD 15,572,147	GBP	9,621,000	Deutsche Bank AG	8/26/09	$(255,434)

Total					$(674,514)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
28	U.S. Treasury Notes (2 Year)	Chicago	September 2009	$6,054,125	$937
2,683	U.S. Treasury Notes (10 Year)	Chicago	September 2009	$311,940,672	1,051,637
60	Euro-Bund	Eurex	September 2009	$10,191,490	182,784
44	Gilt British	London	September 2009	$8,547,654	17,142

Total					$1,252,500

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
590	U.S. Treasury Notes (5 Year)	Chicago	September 2009	$67,684,063	$(141,507)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
5.63%(a)	3-month LIBOR	Bank of America, N.A.	July 2009	USD 67,000	$1,715,539
4.05%(a)	3-month LIBOR	Barclays Bank, Plc	December 2009	USD 43,100	713,639
1.75%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2011	USD 20,700	100,039
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD 30,470	131,961
4.32%(a)	3-month LIBOR	Citibank, N.A.	July 2013	USD 93,300	7,757,562
2.43%(b)	3-month LIBOR	Citibank, N.A.	April 2014	USD 48,400	879,220
3.36%(a)	3-month LIBOR	Bank of America, N.A.	June 2014	USD 30,800	609,435
2.93%(a)	3-month LIBOR	Citibank, N.A.	June 2014	USD 50,800	(83,135)
4.31%(b)	3-month LIBOR	Deutsche Bank AG	June 2019	USD 6,100	(303,304)

JUNE 30, 2009	87

Schedule of Investments (continued)	Total Return Portfolio II

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.40%(b)	3-month LIBOR	Barclays Bank, Plc	June 2019	USD	7,500	$(428,578)
4.18%(a)	3-month LIBOR	UBS AG	June 2019	USD	19,000	727,857
4.10%(a)	3-month LIBOR	Bank of America, N.A.	June 2019	USD	30,800	972,170
3.97%(a)	3-month LIBOR	UBS AG	June 2019	USD	26,500	526,603
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	36,400	213,851
3.83%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	10,000	77,796
4.08%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	20,900	(608,966)
3.92%(b)	3-month LIBOR	Citibank, N.A.	June 2019	USD	20,000	(297,802)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	19,420	3,310,174
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	6,900	868,130

Total						$16,882,191

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	USD 14,200	$(382,180)

1	Using S&P’s rating of the issuer.

2	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset Backed Securities	—	$171,100,901	$6,627,250	$177,728,151
Capital Trusts	—	45,476,670	—	45,476,670
Corporate Bonds	—	553,802,947	—	553,802,947
Foreign Government Obligations	—	35,862,744	—	35,862,744
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	—	584,085,005	—	584,085,005
Preferred Stocks	$165,025	—	—	165,025
Taxable Municipal Bonds	—	26,297,679	—	26,297,679
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,048,804,073	—	1,048,804,073
U.S. Government Sponsored Agency Obligations	—	97,221,366	7,024,899	104,246,265
U.S. Treasury Obligations	—	267,061,285	—	267,061,285
Short-Term Securities	138,141,432	—	—	138,141,432
Liabilities:
TBA Sale Commitments	—	(420,446,052)	—	(420,446,052)

88	JUNE 30, 2009

Schedule of Investments (concluded)	Total Return Portfolio II

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Other Financial Instruments[3]:
Assets:	$1,252,500	$36,792,927	—	$38,045,427
Liabilities:	(235,476)	(66,872,333)	—	(67,107,809)

Total	$139,323,481	$2,379,187,212	$13,652,149	$2,532,162,842

3	Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - Collaterlized Mortgage Obligations	U.S. Government Sponsored Agency Obligations
Balance, as of September 30, 2008	$15,496,949	$5,585	$6,555,541
Accrued discounts/premiums	6,385	2	—
Realized gain/loss	218	33	—
Change in unrealized appreciation/depreciation[4]	(6,415,216)	(35)	330,748
Net purchases/sales	(2,461,086)	(5,585)	138,610
Transfers in/out of Level 3	—	—	—

Balance, as of June 30, 2009	$6,627,250	$—	$7,024,899

4	The change in unrealized appreciation/depreciation on securities still held at June 30, 2009 was $(6,113,222).

JUNE 30, 2009	89

Schedule of Investments June 30, 2009 (Unaudited)	Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 45.1%
BlackRock Basic Value Fund	171,178	$3,250,674
BlackRock Capital Appreciation Portfolio(a)	150,268	1,941,466
BlackRock Global Dynamic Equity Fund	342,947	3,227,131
BlackRock Global Emerging Markets Fund	83,416	1,166,994
BlackRock International Opportunities Portfolio	23,638	631,612
BlackRock Large Cap Core Fund(a)	349,576	2,964,406
BlackRock Small Cap Core Equity Portfolio(a)	122,264	1,408,477

		14,590,760

Fixed Income Funds — 54.6%
BlackRock Inflation Protected Bond Portfolio	180,691	1,848,471
BlackRock Total Return Fund	1,583,361	15,801,946

		17,650,417

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, TempFund, 0.45%(b)	182,525	182,525

Total Affiliated Investment Companies (Cost — $32,896,693*) — 100.2%		32,423,702
Liabilities in Excess of Other Assets — (0.2)%		(78,338)

Net Assets — 100.0%		$32,345,364

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$33,474,180

Gross unrealized appreciation	$548,343
Gross unrealized depreciation	(1,598,821)

Net unrealized depreciation	$(1,050,478)

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$32,423,702
Level 2	—
Level 3	—

Total	$32,423,702

JUNE 30, 2009	1

Schedule of Investments June 30, 2009 (Unaudited)	Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 65.2%
BlackRock Basic Value Fund	463,783	$8,807,232
BlackRock Capital Appreciation Portfolio(a)	407,328	5,262,683
BlackRock Global Dynamic Equity Fund	886,845	8,345,215
BlackRock Global Emerging Markets Fund	197,307	2,760,331
BlackRock International Opportunities Portfolio	64,059	1,711,647
BlackRock Large Cap Core Fund(a)	946,783	8,028,719
BlackRock Small Cap Core Equity Portfolio(a)	331,284	3,816,397

		38,732,224

Fixed Income Funds — 34.7%
BlackRock Inflation Protected Bond Portfolio	216,823	2,218,095
BlackRock Total Return Fund	1,842,250	18,385,653

		20,603,748

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, TempFund, 0.45%(b)	268,494	268,494

Total Affiliated Investment Companies (Cost — $64,853,871*) — 100.4%		59,604,466
Liabilities in Excess of Other Assets — (0.4)%		(232,203)

Net Assets — 100.0%		$59,372,263

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$66,551,813

Gross unrealized appreciation	$809,231
Gross unrealized depreciation	(7,756,578)

Net unrealized depreciation	$(6,947,347)

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$59,604,466
Level 2	—
Level 3	—

Total	$59,604,466

2	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 84.9%
BlackRock Basic Value Fund	526,062	$9,989,915
BlackRock Capital Appreciation Portfolio(a)	463,459	5,987,886
BlackRock Global Dynamic Equity Fund	971,894	9,145,525
BlackRock Global Emerging Markets Fund	200,848	2,809,869
BlackRock International Opportunities Portfolio	72,637	1,940,851
BlackRock Large Cap Core Fund(a)	1,074,487	9,111,650
BlackRock Small Cap Core Equity Portfolio(a)	375,792	4,329,118

		43,314,814

Fixed Income Funds — 14.8%
BlackRock Inflation Protected Bond Portfolio	85,817	877,906
BlackRock Total Return Fund	669,458	6,681,186

		7,559,092

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, 0.45%(b)	163,685	163,685

Total Affiliated Investment Companies (Cost — $61,212,295*) — 100.0%		51,037,591
Other Assets in Excess of Liabilities — 0.0%		14,513

Net Assets — 100.0%		$51,052,104

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,250,110

Gross unrealized appreciation	$707,210
Gross unrealized depreciation	(12,919,729)

Net unrealized depreciation	$(12,212,519)

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1 - Affiliated Investment Companies	$51,037,591
Level 2	—
Level 3	—

Total	$51,037,591

JUNE 30, 2009	3

Schedule of Investments June 30, 2009 (Unaudited)	Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 100.1%
BlackRock Basic Value Fund	311,157	$5,908,880
BlackRock Capital Appreciation Portfolio(a)	287,112	3,709,489
BlackRock Global Dynamic Equity Fund	562,477	5,292,912
BlackRock Global Emerging Markets Fund	139,388	1,950,035
BlackRock International Opportunities Portfolio	45,122	1,205,669
BlackRock Large Cap Core Fund(a)	667,308	5,658,775
BlackRock Small Cap Core Equity Portfolio(a)	207,258	2,387,617

		26,113,377

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, TempFund, 0.45%(b)	100,924	100,924

Total Affiliated Investment Companies (Cost — $31,673,676*) — 100.5%		26,214,301
Liabilities in Excess of Other Assets — (0.5)%		(129,554)

Net Assets — 100.0%		$26,084,747

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$32,497,286

Gross unrealized appreciation	$480,816
Gross unrealized depreciation	(6,763,801)

Net unrealized depreciation	$(6,282,985)

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Affiliated Investment Companies	$26,214,301
Level 2	—
Level 3	—

Total	$26,214,301

4	JUNE 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 21, 2009